Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 19, 2013
Entity Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	OZRK
Entity Registrant Name	BANK OF THE OZARKS INC
Entity Central Index Key	0001038205
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		35,354,024
Entity Public Float	$ 888,450,490

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 206,500	$ 58,247
Interest earning deposits	1,467	680
Cash and cash equivalents	207,967	58,927
Investment securities - available for sale ("AFS")	494,266	438,910
Loans and leases	2,115,834	1,880,483
Purchased loans not covered by Federal Deposit Insurance Corporation ("FDIC") loss share agreements ("purchased non-covered loans")	41,534	4,799
Loans covered by FDIC loss share agreements ("covered loans")	596,239	806,922
Allowance for loan and lease losses	(38,738)	(39,169)
Net loans and leases	2,714,869	2,653,035
FDIC loss share receivable	152,198	279,045
Premises and equipment, net	225,754	186,533
Foreclosed assets not covered by FDIC loss share agreements	13,924	31,762
Foreclosed assets covered by FDIC loss share agreements	52,951	72,907
Accrued interest receivable	13,201	12,868
Bank owned life insurance ("BOLI")	123,846	62,078
Intangible assets, net	11,827	12,207
Other, net	29,404	33,379
Total assets	4,040,207	3,841,651
LIABILITIES AND STOCKHOLDERS' EQUITY
Demand non-interest bearing	578,528	447,214
Savings and interest bearing transaction	1,741,678	1,578,449
Time	780,849	918,256
Total deposits	3,101,055	2,943,919
Repurchase agreements with customers	29,550	32,810
Other borrowings	280,763	301,847
Subordinated debentures	64,950	64,950
FDIC clawback payable	25,169	24,645
Accrued interest payable and other liabilities	27,614	45,507
Total liabilities	3,529,101	3,413,678
Commitments and contingencies
Stockholders' equity:
Preferred stock; $0.01 par value; 1,000,000 shares authorized; no shares outstanding at December 31, 2012 and 2011
Common stock; $0.01 par value; 50,000,000 shares authorized; 35,271,724 and 34,463,880 shares issued and outstanding at December 31, 2012 and 2011, respectively	353	345
Additional paid-in capital	73,043	51,145
Retained earnings	423,485	363,734
Accumulated other comprehensive income (loss)	10,783	9,327
Total stockholders' equity before noncontrolling interest	507,664	424,551
Noncontrolling interest	3,442	3,422
Total stockholders' equity	511,106	427,973
Total liabilities and stockholders' equity	$ 4,040,207	$ 3,841,651

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	35,271,724	34,463,880
Common stock, shares outstanding	35,271,724	34,463,880

Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Loans and leases	$ 115,362	$ 113,283	$ 118,150
Covered loans	61,820	66,135	17,141
Investment securities:
Taxable	2,949	3,013	4,130
Tax-exempt	15,807	16,702	18,533
Deposits with banks and federal funds sold	8	36	18
Total interest income	195,946	199,169	157,972
Interest expense:
Deposits	8,982	17,686	20,047
Repurchase agreements with customers	47	174	380
Other borrowings	10,723	10,835	12,146
Subordinated debentures	1,848	1,740	1,764
Total interest expense	21,600	30,435	34,337
Net interest income	174,346	168,734	123,635
Provision for loan and lease losses	11,745	11,775	16,000
Net interest income after provision for loan and lease losses	162,601	156,959	107,635
Non-interest income:
Service charges on deposit accounts	19,400	18,094	15,156
Mortgage lending income	5,584	3,277	3,863
Trust income	3,455	3,206	3,406
Bank owned life insurance income	2,767	2,307	2,151
Accretion of FDIC loss share receivable, net of amortization of FDIC clawback payable	7,375	10,141	2,429
Other loss share income, net	10,645	6,432	599
Net gains on investment securities	457	933	4,544
Gains on sales of other assets	6,809	3,738	802
Gains on merger and acquisition transactions	2,403	65,708	35,019
Other	3,965	3,247	2,353
Total non-interest income	62,860	117,083	70,322
Non-interest expense:
Salaries and employee benefits	59,028	56,262	40,161
Net occupancy and equipment	15,793	14,705	10,618
Other operating expenses	39,641	51,564	36,640
Total non-interest expense	114,462	122,531	87,419
Income before taxes	110,999	151,511	90,538
Provision for income taxes	33,935	50,208	26,614
Net income	77,064	101,303	63,924
Net (income) loss attributable to noncontrolling interest	(20)	18	77
Net income available to common stockholders	$ 77,044	$ 101,321	$ 64,001
Basic earnings per common share	$ 2.22	$ 2.96	$ 1.89
Diluted earnings per common share	$ 2.21	$ 2.94	$ 1.88

Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 77,064	$ 101,303	$ 63,924
Other comprehensive income (loss):
Unrealized gains and losses on investment securities AFS	2,852	16,555	(5,655)
Tax effect of unrealized gains and losses on investment securities AFS	(1,118)	(6,494)	2,218
Reclassification of gains and losses on investment securities AFS included in net income	(457)	(933)	(4,544)
Tax effect of reclassification of gains and losses on investment securities AFS included in net income	179	366	1,782
Total other comprehensive income (loss)	1,456	9,494	(6,199)
Total comprehensive income	$ 78,520	$ 110,797	$ 57,725

Consolidated Statements Of Stockholders Equity (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Non-Controlling Interest [Member]
Balance at Dec. 31, 2009	$ 272,470	$ 338	$ 41,415	$ 221,243	$ 6,032		$ 3,442
Net income	63,924			63,924
Net income/loss attributable to noncontrolling interest				77			(77)
Unrealized gains/losses on investment securities AFS	(3,437)				(3,437)
Reclassification of gains/losses included in net income	(2,762)				(2,762)
Common stock dividends paid	(10,170)			(10,170)
Issuance of common stock for exercise of stock options	2,825	2	2,823
Tax benefit on exercise and of stock options and vesting of common stock under restricted stock plan	37		37
Stock-based compensation expense	833		833
Investment in noncontrolling interest	50						50
Issuance of unvested common stock under restricted stock plan		1	(1)
Forfeiture of unvested common stock under restricted stock plan
Balance at Dec. 31, 2010	323,770	341	45,107	275,074	(167)		3,415
Net income	101,303			101,303
Net income/loss attributable to noncontrolling interest				18			(18)
Unrealized gains/losses on investment securities AFS	10,061				10,061
Reclassification of gains/losses included in net income	(567)				(567)
Common stock dividends paid	(12,661)			(12,661)
Issuance of common stock for exercise of stock options	4,032	3	4,029
Tax benefit on exercise and of stock options and vesting of common stock under restricted stock plan	482		482
Stock-based compensation expense	1,528		1,528
Investment in noncontrolling interest	25						25
Issuance of unvested common stock under restricted stock plan		1	(1)
Forfeiture of unvested common stock under restricted stock plan
Balance at Dec. 31, 2011	427,973	345	51,145	363,734	9,327		3,422
Net income	77,064			77,064
Net income/loss attributable to noncontrolling interest				(20)			20
Unrealized gains/losses on investment securities AFS	1,734				1,734
Reclassification of gains/losses included in net income	(278)				(278)
Common stock dividends paid	(17,293)			(17,293)
Issuance of common stock for exercise of stock options	3,979	3	3,976
Tax benefit on exercise and of stock options and vesting of common stock under restricted stock plan	1,538		1,538
Stock-based compensation expense	2,607		2,607
Repurchase of common stock under restricted stock plan	(341)					(341)
Issuance of unvested common stock under restricted stock plan		1	(342)			341
Forfeiture of unvested common stock under restricted stock plan
Issuance of 423,616 shares of common stock for acquisition of Genala Banc, Inc.	14,123	4	14,119
Balance at Dec. 31, 2012	$ 511,106	$ 353	$ 73,043	$ 423,485	$ 10,783		$ 3,442

Consolidated Statements Of Stockholders Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrealized gains/losses on investment securities AFS, tax	$ (1,118)	$ (6,494)	$ 2,218
Reclassification of gains/losses included in net income, tax	$ 179	$ 366	$ 1,782
Common stock dividends paid	$ 0.5	$ 0.37	$ 0.3
Issuance of common stock for exercise of stock options, shares	267,300	262,500	227,600
Repurchase of common stock under restricted stock plan, Shares	10,422
Issuance of unvested common stock under restricted stock plan, shares	128,150	95,700	74,600
Forfeiture of unvested common stock under restricted stock plan, shares	800	1,600	4,000
Issuance of common stock for acquisition of Genala Banc, Inc., Shares	423,616

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 77,064	$ 101,303	$ 63,924
Adjustments to reconcile net income to net cash (used) provided by operating activities:
Depreciation	6,761	5,358	4,471
Amortization	2,037	1,677	431
Net (income) loss attributable to noncontrolling interest	(20)	18	77
Provision for loan and lease losses	11,745	11,775	16,000
Provision for losses on foreclosed assets	1,713	9,525	8,960
Write down of other assets		1,250
Net amortization (accretion) of investment securities AFS	190	426	(585)
Net gains on investment securities AFS	(457)	(933)	(4,544)
Originations and purchases of mortgage loans held for sale	(252,998)	(154,168)	(188,120)
Proceeds from sales of mortgage loans held for sale	234,539	150,562	180,371
Accretion of loans covered by FDIC loss share agreements	(61,820)	(66,135)	(17,141)
Accretion of FDIC loss share receivable, net of amortization of FDIC clawback payable	(7,375)	(10,141)	(2,429)
Gains on sales of other assets	(6,809)	(3,738)	(802)
Gains on merger and acquisition transactions	(2,403)	(65,708)	(35,019)
Deferred income tax (benefit) expense	(7,808)	11,866	8,195
Increase in cash surrender value of BOLI	(2,767)	(2,307)	(2,151)
Tax benefit on exercise of stock options and vesting of common stock under restricted stock plan	(1,538)	(870)	(535)
Stock-based compensation expense	2,607	1,528	833
Changes in assets and liabilities:
Accrued interest receivable	887	1,551	1,430
Other assets, net	3,792	13,637	6,519
Accrued interest payable and other liabilities	(12,784)	14,844	1,015
Net cash (used) provided by operating activities	(15,444)	21,320	40,900
Cash flows from investing activities:
Proceeds from sales of investment securities AFS	43,177	94,676	255,232
Proceeds from maturities/calls/paydowns of investment securities AFS	57,342	31,052	59,887
Purchases of investment securities AFS	(63,064)	(13,453)	(121,086)
Net (advances) repayments of loans and leases	(216,328)	(27,216)	38,195
Payments received on loans covered by FDIC loss share agreements	211,787	205,788	46,150
Payments received from FDIC under loss share agreements	143,997	109,001	20,110
Net decrease in covered assets and FDIC loss share receivable	21,915	8,122	288
Purchases of premises and equipment	(46,099)	(21,138)	(16,881)
Proceeds from sales of other assets	64,750	41,847	23,507
Purchase of BOLI	(59,000)		(10,200)
Cash received from (invested in) unconsolidated investments and noncontrolling interest	323	(1,795)	(4,575)
Net cash proceeds received in merger and acquisition transactions	28,542	365,394	201,473
Net cash provided by investing activities	187,342	792,278	492,100
Cash flows from financing activities:
Net increase (decrease) in deposits	13,602	(711,568)	(440,624)
Net repayments of other borrowings	(21,083)	(73,111)	(113,948)
Net decrease in repurchase agreements with customers	(3,260)	(11,262)	(883)
Proceeds from exercise of stock options	3,979	4,032	2,825
Tax benefit on exercise of stock options and vesting of common stock under restricted stock plan	1,538	870	535
Repurchase of common stock under restricted stock plan	(341)
Cash dividends paid on common stock	(17,293)	(12,661)	(10,170)
Net cash used by financing activities	(22,858)	(803,700)	(562,265)
Net increase (decrease) in cash and cash equivalents	149,040	9,898	(29,265)
Cash and cash equivalents - beginning of year	58,927	49,029	78,294
Cash and cash equivalents - end of year	$ 207,967	$ 58,927	$ 49,029

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies

1. Summary of Significant Accounting Policies

Organization — Bank of the Ozarks, Inc. (the “Company”) is a bank holding company headquartered in Little Rock, Arkansas, which operates under the rules and regulations of the Board of Governors of the Federal Reserve System. The Company owns a wholly-owned state chartered bank subsidiary — Bank of the Ozarks (the “Bank”), four 100%-owned finance subsidiary business trusts — Ozark Capital Statutory Trust II (“Ozark II”), Ozark Capital Statutory Trust III (“Ozark III”), Ozark Capital Statutory Trust IV (“Ozark IV”) and Ozark Capital Statutory Trust V (“Ozark V”) (collectively, the “Trusts”) and, indirectly through the Bank, a subsidiary engaged in the development of real estate, a subsidiary that owns private aircraft and various other entities that hold foreclosed assets or tax credits or engage in other activities. The Bank is subject to the regulation of certain federal and state agencies and undergoes periodic examinations by those regulatory authorities. At December 31, 2012, the Company had 117 offices, including 66 in Arkansas, 28 in Georgia, 13 in Texas, four in Florida, three in Alabama, two in North Carolina and one in South Carolina.

Basis of presentation, use of estimates and principles of consolidation — The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates, assumptions and judgments that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

The consolidated financial statements include the accounts of the Company, the Bank, the real estate subsidiary and the aircraft subsidiary. In addition, subsidiaries in which the Company has majority voting interest (principally defined as owning a voting or economic interest greater than 50%) or where the Company exercises control over the operating and financial policies of the subsidiary through an operating agreement or other means are consolidated. Investments in companies in which the Company has significant influence over voting and financing decisions (principally defined as owning a voting or economic interest of 20% to 50%) and investments in limited partnerships and limited liability companies where the Company does not exercise control over the operating and financial policies are generally accounted for by the equity method of accounting. Investments in limited partnerships and limited liability companies in which the Company’s interest is so minor such that it has virtually no influence over operating and financial policies (typically less than 20%) are generally accounted for by the cost method of accounting. Significant intercompany transactions and amounts have been eliminated in consolidation.

The voting interest approach is not applicable for entities that are not controlled through voting interests or in which the equity investors do not bear the residual economic risk. In such instances, management makes a determination, based on its review of applicable GAAP, on when the assets, liabilities and activities of a variable interest entity (“VIE”) should be included in the Company’s consolidated financial statements. GAAP requires a VIE to be consolidated by a company if that company is considered the primary beneficiary of the VIE’s activities. The Company has determined that the 100%-owned finance subsidiary Trusts are VIEs, but that the Company is not the primary beneficiary of the Trusts. Accordingly, the Company does not consolidate the activities of the Trusts into its financial statements, but instead reports its ownership interests in the Trusts as other assets and reports the subordinated debentures issued to the Trusts as a liability in the consolidated balance sheets. The distributions on the subordinated debentures are reported as interest expense in the accompanying consolidated statements of income.

Stock Split — On August 16, 2011, the Company completed a 2-for-1 stock split in the form of a stock dividend, effected by issuing one share of common stock for each share of such stock outstanding on August 5, 2011. All share and per share information in the consolidated financial statements and the notes to the consolidated financial statements has been adjusted to give effect to this stock split.

Cash and cash equivalents — For cash flow purposes, cash and cash equivalents include cash on hand, amounts due from banks and interest bearing deposits with banks.

Investment securities — Management determines the appropriate classification of investment securities at the time of purchase and reevaluates such designation as of each balance sheet date. At December 31, 2012 and 2011, the Company has classified all of its investment securities as available for sale (“AFS”).

AFS investment securities are stated at estimated fair value, with the unrealized gains and losses determined on a specific identification basis. Such unrealized gains and losses, net of tax, are reported as a separate component of stockholders’ equity and included in other comprehensive income (loss). The Company utilizes independent third parties as its principal pricing sources for determining fair value of investment securities which are measured on a recurring basis. As a result, the Company receives estimates of fair values from at least two independent pricing sources for the majority of its individual securities within its investment portfolio. For investment securities traded in an active market, fair values are based on quoted market prices if available. If quoted market prices are not available, fair values are based on quoted market prices of comparable securities, broker quotes or comprehensive interest rate tables, pricing matrices or a combination thereof. For investment securities traded in a market that is not active, fair value is determined using unobservable inputs. Additionally, the valuation of investment securities acquired in FDIC-assisted or traditional acquisitions may include certain unobservable inputs. All fair value estimates received by the Company for its investment securities are reviewed and approved on a quarterly basis by the Company’s Investment Portfolio Manager and its Chief Financial Officer.

At December 31, 2012, the Company owned stock in the Federal Home Loan Bank of Dallas (“FHLB-Dallas”), and First National Banker’s Bankshares, Inc. (“FNBB”). At December 31, 2011, the Company owned stock in FHLB-Dallas, FNBB and Federal Home Loan Bank of Atlanta (“FHLB-Atlanta”). The FHLB-Dallas, FHLB-Atlanta and FNBB shares do not have readily determinable fair values and are carried at cost.

Declines in the fair value of investment securities below their amortized cost are reviewed at least quarterly by the Company for other-than-temporary impairment. Factors considered during such review include, among other things, the length of time and extent that fair value has been less than cost and the financial condition and near term prospects of the issuer. The Company also assesses whether it has the intent to sell the investment security or more likely than not would be required to sell the investment security before any anticipated recovery in fair value. If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through the income statement. For securities that do not meet the aforementioned criteria, the amount of impairment is split into (i) other-than-temporary impairment related to credit loss, which must be recognized in the income statement, and (ii) other-than-temporary impairment related to other factors, which is recognized in other comprehensive income. The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis.

Interest and dividends on investment securities, including the amortization of premiums and accretion of discounts through maturity, or in the case of mortgage-backed securities, over the estimated life of the security, are included in interest income. Realized gains or losses on the sale of investment securities are recognized on the specific identification method at the time of sale and are included in non-interest income. Purchases and sales of investment securities are recognized on a trade-date basis.

Loans and leases — Loans, excluding loans covered by Federal Deposit Insurance Corporation (“FDIC”) loss share agreements (“covered loans”) and purchased loans not covered by FDIC loss share agreements (“purchased non-covered loans”), that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding principal balance adjusted for any charge-offs and deferred fees or costs. Interest on loans is recognized on an accrual basis and is calculated using the simple interest method on daily balances of the principal amount outstanding. Loan origination fees and costs are generally deferred and recognized over the life of the loan as an adjustment to yield on the related loan.

Leases are classified as either direct financing leases or operating leases, based on the terms of the agreement. Direct financing leases are reported as the sum of (i) total future lease payments to be received, net of unearned income, and (ii) estimated residual value of the leased property. Operating leases are recorded at the cost of the leased property, net of accumulated depreciation. Income on direct financing leases is included in interest income and is recognized on a basis that achieves a constant periodic rate of return on the outstanding investment. Income on operating leases is recognized as non-interest income on a straight-line basis over the lease term.

In the ordinary course of business, the Company has entered into off-balance sheet financial instruments consisting of commitments to extend credit and letters of credit. Such financial instruments are recorded in the financial statements when they are funded. Related fees are generally recognized when collected.

Mortgage loans held for sale are included in the Company’s loans and leases and totaled $36.4 million and $17.9 million, respectively, at December 31, 2012 and 2011. Mortgage loans held for sale are carried at the lower of cost or fair value. Gains and losses from the sales of mortgage loans are the difference between the selling price of the loan and its carrying value, net of discounts and points, and are recognized as mortgage lending income when the loan is sold to investors and servicing rights are released.

As part of its standard mortgage lending practice, the Company issues a written put option, in the form of an interest rate lock commitment (“IRLC”), such that the interest rate on the mortgage loan is established prior to funding. In addition to the IRLC, the Company enters into a forward sale commitment (“FSC”) for the sale of its mortgage loan originations to reduce its market risk on such originations in process. The IRLC on mortgage loans held for sale and the FSC have been determined to be derivatives as defined by GAAP. Accordingly, the fair values of derivative assets and liabilities for the Company’s IRLC and FSC are based primarily on the fluctuation of interest rates between the date on which the particular IRLC and FSC were entered into and year-end. At December 31, 2012 and 2011, respectively, the Company’s IRLC and FSC derivative assets and corresponding derivative liabilities were not material. The notional amounts of loan commitments under both the IRLC and FSC were $18.1 million and $13.3 million at December 31, 2012 and 2011, respectively.

Covered loans — Covered loans are accounted for in accordance with the provisions of GAAP applicable to loans acquired with deteriorated credit quality and pursuant to the American Institute of Certified Public Accountants’ (“AICPA”) December 18, 2009 letter in which the AICPA summarized the Security and Exchange Commission’s (“SEC”) view regarding the accounting in subsequent periods for discount accretion associated with non-credit impaired loans acquired in a business combination or asset purchase. Considering, among other factors, the general lack of adequate underwriting, proper documentation, appropriate loan structure and insufficient equity contributions for a large number of these loans, and the uncertainty of the borrowers’ and/or guarantors’ ability or willingness to make contractually required (or any) principal and interest payments, management has determined that a significant portion of the loans acquired in FDIC-assisted acquisitions had evidence of credit deterioration since origination. Accordingly, management has elected to apply the provisions of GAAP applicable to loans acquired with deteriorated credit quality, as provided by the AICPA’s December 18, 2009 letter to all loans acquired in its FDIC-assisted acquisitions.

At the time covered loans are acquired, management individually evaluates substantially all loans acquired in the transaction. This evaluation allows management to determine the estimated fair value of the covered loans (not considering any FDIC loss sharing agreements) and includes no carryover of any previously recorded allowance for loan and lease losses. In determining the estimated fair value of covered loans, management considers a number of factors including, among other things, the remaining life of the acquired loans, estimated prepayments, estimated loss ratios, estimated value of the underlying collateral, estimated holding periods, and net present value of cash flows expected to be received. To the extent that any covered loan acquired is not specifically reviewed, management applies a loss estimate to that loan based on the average expected loss rates for the covered loans that were individually reviewed in that loan portfolio.

As provided for under GAAP, management has up to 12 months following the date of the acquisition to finalize the fair values of acquired assets and assumed liabilities. Once management has finalized the fair values of acquired assets and assumed liabilities within this 12-month period, management considers such values to be the day 1 fair values (“Day 1 Fair Values”).

In determining the Day 1 Fair Values of covered loans, management calculates a non-accretable difference (the credit component of the covered loans) and an accretable difference (the yield component of the covered loans). The non-accretable difference is the difference between the contractually required payments and the cash flows expected to be collected in accordance with management’s determination of the Day 1 Fair Values. Subsequent decreases to the expected cash flows will generally result in a provision for loan and lease losses. Subsequent increases in cash flows will result in a reversal of the provision for loan and lease losses to the extent of prior charges and then an adjustment to accretable yield, which would have a positive impact on interest income. Any such increase or decrease in expected cash flows will result in a corresponding decrease or increase, respectively, of the FDIC loss share receivable for the portion of such reduced or additional loss expected to be collected from the FDIC.

The accretable difference on covered loans is the difference between the expected cash flows and the net present value of expected cash flows. Such difference is accreted into earnings using the effective yield method over the term of the loans. In determining the net present value of the expected cash flows, the Company used discount rates ranging from 6.0% to 9.5% per annum depending on the risk characteristics of each individual loan. At December 31, 2012, the weighted average period during which management expects to receive the estimated cash flows for its covered loan portfolio (not considering any payment under the FDIC loss share agreements) is 2.2 years.

Management separately monitors the covered loan portfolio and periodically reviews loans contained within this portfolio against the factors and assumptions used in determining the Day 1 Fair Values. A loan is typically reviewed (i) when it is modified or extended, (ii) when material information becomes available to the Company that provides additional insight regarding the loan’s performance, the status of the borrower, or the quality or value of the underlying collateral, or (iii) in conjunction with the annual review of projected cash flows which include a substantial portion of each acquired covered loan portfolio. To the extent that a loan is performing in accordance with management’s expectation established in conjunction with the determination of the Day 1 Fair Values, such loan is not included in any of the Company’s credit quality ratios, is not considered to be an impaired loan, and is not considered in the determination of the required allowance for loan and lease losses. To the extent that a loan’s performance has deteriorated from management’s expectation established in conjunction with the determination of the Day 1 Fair Values, such loan is generally included in certain of the Company’s credit quality metrics, may be considered an impaired loan, and is considered in the determination of the required level of allowance for loan and lease losses.

Purchased non-covered loans — Purchased non-covered loans include a small volume of non-covered loans acquired in FDIC-assisted acquisitions and loans acquired in the Company’s acquisition of Genala Banc, Inc. (“Genala”) and are initially recorded at fair value on the date of purchase. Purchased non-covered loans that contain evidence of credit deterioration on the date of purchase are carried at the net present value of expected future proceeds. All other purchased non-covered loans are recorded at their initial fair value, adjusted for subsequent advances, pay downs, amortization or accretion of any premium or discount on purchase, charge-offs and any other adjustment to carrying value.

At the time of acquisition of purchased non-covered loans, management individually evaluates substantially all loans acquired in the transaction. For those purchased loans without evidence of credit deterioration, management evaluates each reviewed loan using an internal grading system with a grade assigned to each loan at the date of acquisition. The grade for each purchased non-covered loan is reviewed subsequent to the date of acquisition any time a loan is renewed or extended or at any time information becomes available to the Company that provides material insight regarding the loan’s performance, the borrower or the underlying collateral. To the extent that a loan is performing in accordance with management’s initial expectations, such loan is not considered impaired and is not considered in the determination of the required allowance for loan and lease losses. To the extent that current information indicates it is probable that the Company will not be able to collect all amounts according to the contractual terms thereon, such loan is considered impaired and is considered in the determination of the required level of allowance for loan and lease losses. Any improvement in the expected performance of a covered loan would result in a reversal of the provision for loan and lease losses to the extent of prior charges and then an adjustment to accretable yield, which would have a positive impact on interest income.

In determining the Day 1 Fair Values of purchased non-covered loans without evidence of credit deterioration at the date of acquisition, management includes (i) no carry over of any previously recorded allowance for loan losses and (ii) an adjustment of the unpaid principal balance to reflect an appropriate market rate of interest, given the risk profile and grade assigned to each loan. This adjustment will be accreted into earnings as an adjustment to the yield on purchased non-covered loans, using the effective yield method, over the remaining life of each loan.

Purchased non-covered loans that contain evidence of credit deterioration on the date of purchase are accounted for in accordance with the provisions of GAAP applicable to loans acquired with deteriorated credit quality. At the time such purchased non-covered loans with evidence of credit deterioration are acquired, management individually evaluates each loan to determine the estimated fair value of each loan. This evaluation includes no carryover of any previously recorded allowance for loan and lease losses. In determining the estimated fair value of purchased non-covered loans with evidence of credit deterioration, management considers a number of factors including, among other things, the remaining life of the acquired loans, estimated prepayments, estimated loss ratios, estimated value of the underlying collateral, estimated holding periods, and net present value of cash flows expected to be received.

In determining the Day 1 Fair Values of purchased non-covered loans with evidence of credit deterioration, management calculates a non-accretable difference (the credit component of the purchased loans) and an accretable difference (the yield component of the purchased loans). The non-accretable difference is the difference between the contractually required payments and the cash flows expected to be collected in accordance with management’s determination of the Day 1 Fair Values. Subsequent decreases to the expected cash flows will generally result in a provision for loan and lease losses. Subsequent increases in cash flows will result in a reversal of the provision for loan and lease losses to the extent of prior charges and then an adjustment to accretable yield, which would have a positive impact on interest income.

The accretable difference on purchased non-covered loans with evidence of credit deterioration is the difference between the expected cash flows and the net present value of expected cash flows. Such difference is accreted into earnings using the effective yield method over the term of the loans. In determining the net present value of the expected cash flows, the Company used discount rates ranging from 6.0% to 9.5% per annum depending on the risk characteristics of each individual loan.

Management separately monitors purchased non-covered loans with evidence of credit deterioration on the date of purchase and periodically reviews such loans contained within this portfolio against the factors and assumptions used in determining the Day 1 Fair Values. A loan is reviewed (i) any time it is renewed or extended, (ii) at any other time additional information becomes available to the Company that provides material additional insight regarding the loan’s performance, the status of the borrower, or the quality or value of the underlying collateral, or (iii) in conjunction with the annual review of projected cash flows of each acquired portfolio. Management separately reviews, on an annual basis, the performance of the portfolio of purchased non-covered loans with evidence of credit deterioration, or more frequently to the extent that material information becomes available regarding the performance of an individual loan, to make determinations of the constituent loans’ performance and to consider whether there has been any significant change in performance since management’s initial expectations established in conjunction with the determination of the Day 1 Fair Values. To the extent that a loan is performing in accordance with or exceeding management’s performance expectation established in conjunction with the determination of the Day 1 Fair Values, such loan is not included in any of the credit quality ratios, is not considered to be an impaired loan, and is not considered in the determination of the required allowance for loan and lease losses. To the extent that a loan’s performance has deteriorated from management’s expectation established in conjunction with the determination of the Day 1 Fair Values, such loan is included in certain of the Company’s credit quality metrics, may be considered an impaired loan, and is considered in the determination of the required level of allowance for loan and lease losses. Any improvement in the expected performance of such loan would result in a reversal of the provision for loan and lease losses to the extent of prior charges and then an adjustment to accretable yield, which would have a positive impact on interest income.

FDIC loss share receivable — In connection with the Company’s FDIC-assisted acquisitions, the Company has recorded a FDIC loss share receivable to reflect the indemnification provided by the FDIC. Currently, the expected losses on covered assets for each of the Company’s loss share agreements would result in expected recovery of approximately 80% of incurred losses. Since the indemnified items are covered loans and covered foreclosed assets, which are measured at Day 1 Fair Values, the FDIC loss share receivable is also measured and recorded at Day 1 Fair Values, and is calculated by discounting the cash flows expected to be received from the FDIC. A discount rate of 5.0% per annum was used to determine the net present value of the FDIC loss share receivable. These cash flows are estimated by multiplying estimated losses by the reimbursement rates as set forth in the loss share agreements. The balance of the FDIC loss share receivable is adjusted periodically to reflect changes in expectations of discounted cash flows, expense reimbursements under the loss share agreements and other factors.

FDIC clawback payable — Pursuant to the clawback provisions of the loss share agreements for the Company’s FDIC-assisted acquisitions, the Company may be required to reimburse the FDIC should actual losses be less than certain thresholds established in each loss share agreement. The amount of the clawback provision for each acquisition is measured and recorded at Day 1 Fair Values. It is calculated as the difference between management’s estimated losses on covered loans and covered foreclosed assets and the loss threshold contained in each loss share agreement, multiplied by the applicable clawback provisions contained in each loss share agreement. This clawback amount, which is payable to the FDIC upon termination of the applicable loss share agreement, is then discounted back to net present value using a discount rate of 5.0% per annum. To the extent that actual losses on covered loans and covered foreclosed assets are less than estimated losses, the applicable clawback payable to the FDIC upon termination of the loss share agreements will increase. To the extent that actual losses on covered loans and covered foreclosed assets are more than estimated losses, the applicable clawback payable to the FDIC upon termination of the loss share agreements will decrease.

Allowance for loan and lease losses (“ALLL”) — The ALLL is established through a provision for such losses charged against income. All or portions of loans or leases, excluding purchased non-covered loans and covered loans, deemed to be uncollectible are charged against the ALLL when management believes that collectibility of all or some portion of outstanding principal is unlikely. Subsequent recoveries, if any, of loans or leases previously charged off are credited to the ALLL.

The ALLL is maintained at a level management believes will be adequate to absorb probable incurred losses in the loan and lease portfolio. Provision to and the adequacy of the ALLL are based on evaluations of the loan and lease portfolio utilizing objective and subjective criteria. The objective criteria primarily include an internal grading system and specific allowances. In addition to the objective criteria, the Company subjectively assesses the adequacy of the allowance for loan and lease losses and the need for additions thereto, with consideration given to the nature and mix of the portfolio, including concentrations of credit; general economic and business conditions, including national, regional and local business and economic conditions that may affect the borrowers’ or lessees’ ability to pay; expectations regarding the current business cycle; trends that could affect collateral values and other relevant factors. The Company also utilizes a peer group analysis and a historical analysis to validate the overall adequacy of its ALLL. Changes in any of these criteria or the availability of new information could require adjustment of the ALLL in future periods. While a specific allowance has been calculated for impaired loans and leases and for loans and leases where the Company has otherwise determined a specific reserve is appropriate, no portion of the Company’s ALLL is restricted to any individual loan or lease or group of loans or leases, and the entire ALLL is available to absorb losses from any and all loans and leases.

For covered loans, management separately monitors this portfolio and periodically reviews loans contained within this portfolio against the factors and assumptions used in determining the Day 1 Fair Values. To the extent that a loan’s performance has deteriorated from management’s expectation established in conjunction with the determination of the Day 1 Fair Values, such loan is considered in the determination of the required level of allowance for loan and lease losses. To the extent that a revised loss estimate exceeds the loss estimate established in the determination of the Day 1 Fair Values, such deterioration will result in an allowance allocation or a charge-off.

For purchased non-covered loans, management segregates this portfolio into loans that contain evidence of credit deterioration on the date of purchase and loans that do not contain evidence of credit deterioration on the date of purchase. Purchased non-covered loans with evidence of credit deterioration are regularly monitored and are periodically reviewed by management. To the extent that a loan’s performance has deteriorated from management’s expectation established in conjunction with the determination of the Day 1 Fair Values, such loan is considered in the determination of the required level of allowance for loan and lease losses. To the extent that a revised loss estimate exceeds the loss estimate established in the determination of Day 1 Fair Values, such determination will result in an allowance allocation or a charge-off.

All other purchased non-covered loans are graded by management at the time of purchase. The grade on these purchased non-covered loans are reviewed regularly as part of the ongoing assessment of such loans. To the extent that current information indicates it is probable that the Company will not be able to collect all amounts according to the contractual terms thereon, such loan is considered in the determination of the required level of allowance for loan and lease losses and may result in an allowance allocation or a charge-off.

At December 31, 2012 and 2011, the Company had no allowance for its purchased non-covered loans and its covered loans because all losses had been charged off on such loans whose performance had deteriorated from management’s expectations established in conjunction with the determination of the Day 1 Fair Values.

The Company generally places a loan or lease on nonaccrual status when such loan or lease is (i) deemed impaired or (ii) 90 days or more past due, or earlier when doubt exists as to the ultimate collection of payments. The Company may continue to accrue interest on certain loans or leases contractually past due 90 days or more if such loans or leases are both well secured and in the process of collection. At the time a loan or lease is placed on nonaccrual status, interest previously accrued but uncollected is generally reversed and charged against interest income. Nonaccrual loans and leases are generally returned to accrual status when payments are less than 90 days past due and the Company reasonably expects to collect all payments. If a loan or lease is determined to be uncollectible, the portion of the principal determined to be uncollectible will be charged against the allowance for loan and lease losses. Loans for which the terms have been modified and for which (i) the borrower is experiencing financial difficulties and (ii) a concession has been granted to the borrower by the Company are considered troubled debt restructurings (“TDRs”) and are included in impaired loans and leases. Income on nonaccrual loans or leases, including impaired loans and leases but excluding certain TDRs which continue to accrue interest, is recognized on a cash basis when and if actually collected. For the year ended December 31, 2012, there were no defaults during the preceding 12 months on any loans that were considered TDRs.

All loans and leases deemed to be impaired are evaluated individually. The Company considers a loan or lease, excluding purchased non-covered loans and covered loans, to be impaired when based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms thereof. The Company considers a purchased non-covered loan with evidence of credit deterioration at the date of purchase and a covered loan to be impaired once a decrease in expected cash flows or other deterioration in the loan’s expected performance, subsequent to the determination of the Day 1 Fair Values, results in an allowance allocation, a partial or full charge-off or in a provision for loan and lease losses. Purchased non-covered loans without evidence of credit deterioration at the date of purchase are considered impaired when current information indicates it is probable that the Company will not be able to collect all amounts due according to the contractual terms thereof. Most of the Company’s nonaccrual loans and leases, excluding purchased non-covered loans and covered loans, and all TDRs are considered impaired. The majority of the Company’s impaired loans and leases are dependent upon collateral for repayment. For such loans and leases, impairment is measured by comparing collateral value, net of holding and selling costs, to the current investment in the loan or lease. For all other impaired loans and leases, the Company compares estimated discounted cash flows to the current investment in the loan or lease. To the extent that the Company’s current investment in a particular loan or lease exceeds its estimated net collateral value or its estimated discounted cash flows, the impaired amount is specifically considered in the determination of the allowance for loan and lease losses or is charged off as a reduction of the allowance for loan and lease losses.

The Company also maintains an allowance for certain loans and leases, excluding purchased non-covered loans and covered loans, not considered impaired where (i) the customer is continuing to make regular payments, although payments may be past due, (ii) there is a reasonable basis to believe the customer may continue to make regular payments, although there is also an elevated risk that the customer may default, and (iii) the collateral or other repayment sources are likely to be insufficient to recover the current investment in the loan or lease if a default occurs. The Company evaluates such loans and leases to determine if an allowance is needed for these loans and leases. For the purpose of calculating the amount of such allowance, management assumes that (i) no further regular payments occur and (ii) all sums recovered will come from liquidation of collateral and collection efforts from other payment sources. To the extent that the Company’s current investment in a particular loan or lease evaluated for the need for such allowance exceeds its net collateral value or its estimated discounted cash flows, such excess is considered allocated allowance for purposes of the determination of the allowance for loan and lease losses.

The Company may also include further allowance allocation for risk-rated loans, including commercial real estate loans and excluding purchased non-covered loans and covered loans, that are in markets determined by management to be “stressed”. Stressed markets may include any specific geography experiencing (i) high unemployment substantially above the U.S. average, (ii) significant over-development in one or more commercial real estate categories, (iii) recent or announced loss of a major employer or significant workforce reductions, (iv) significant declines in real estate values and (v) various other factors. The additional allowance for such stressed markets compensates for the expectation that a higher risk of loss is anticipated for the “work-out” or liquidation of a real estate loan in a stressed market versus a market that is not experiencing any significant levels of stress. The required allocation percentage applicable to real estate loans in stressed markets may be applied to the total market or it may be determined at the individual loan level based on collateral value, loan-to-value ratios, strength of the borrower and/or guarantor, viability of the underlying project and other factors. The Company had no allowance allocation for loans in stressed markets at December 31, 2012 or 2011.

Prior to December 31, 2011, the Company utilized the sum of all allowance amounts derived as described above, combined with a reasonable unallocated allowance, as the primary indicator of the appropriate level of allowance for loan and lease losses. During the fourth quarter of 2011, the Company refined its allowance calculation whereby it “allocated” the portion of the allowance that was previously deemed to be unallocated allowance. This refined allowance calculation includes specific allowance allocations for qualitative factors including (i) concentrations of credit, (ii) general economic and business conditions, (iii) trends that could affect collateral values and (iv) expectations regarding the current business cycle. The Company may also consider other qualitative factors in future periods for additional allowance allocations, including, among other factors, (1) credit quality trends (including trends in nonperforming loans and leases expected to result from existing conditions), (2) seasoning of the loan and lease portfolio, (3) specific industry conditions affecting portfolio segments, (4) the Company’s expansion into new markets and (5) the offering of new loan and lease products. Because the Company refined its allowance calculation during 2011 such that it no longer maintains unallocated allowance, the Company’s allocation of its allowance at December 31, 2012 and 2011 may not be comparable with prior periods.

The accrual of interest on loans and leases, excluding purchased non-covered loans and covered loans, is discontinued when, in management’s opinion, the borrower or lessee may be unable to meet payments as they become due. When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent interest payments are received. Interest income on purchased non-covered loans with evidence of credit deterioration and covered loans is accreted into income and is the difference between the carrying value of the loans and the net present value of expected cash flows.

Premises and equipment — Premises and equipment are reported at cost less accumulated depreciation and amortization. Depreciation and amortization are computed on a straight-line basis over the estimated useful lives of the related assets. Depreciable lives for the major classes of assets are generally 20 to 45 years for buildings and 3 to 25 years for furniture, fixtures, equipment and certain building improvements. Leasehold improvements are amortized over the shorter of the asset’s estimated useful life or the term of the lease. Accelerated depreciation methods are used for income tax purposes. Maintenance and repair charges are expensed as incurred.

Foreclosed assets covered by FDIC loss share agreements — Foreclosed assets covered by FDIC loss share agreements, or covered foreclosed assets, are recorded at Day 1 Fair Values. In estimating the fair value of covered foreclosed assets, management considers a number of factors including, among others, appraised value, estimated selling prices, estimated selling costs, estimated holding periods and net present value of cash flows expected to be received. Discount rates ranging from 8.0% to 9.5% per annum were used to determine the net present value of covered foreclosed assets. Gains and losses on sale and writedowns of covered foreclosed assets are recorded in non-interest income. Expenses to maintain the properties, net of amounts reimbursable by the FDIC, are included in non-interest expense.

Foreclosed assets not covered by FDIC loss share agreements — Repossessed personal properties and real estate acquired through or in lieu of foreclosure are initially recorded at the lesser of current principal investment or fair value less estimated cost to sell at the date of repossession or foreclosure. Valuations of these assets are periodically reviewed by management with the carrying value of such assets adjusted through non-interest expense to the then estimated fair value net of estimated selling costs, if lower, until disposition. Fair values of these assets are generally based on third party appraisals, broker price opinions or other valuations of the property. Gains and losses from the sale of such repossessions and real estate acquired through or in lieu of foreclosure are recorded in non-interest income, and expenses to maintain the properties are included in non-interest expense.

Income taxes — The Company utilizes the asset and liability method in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based upon the difference between the values of the assets and liabilities as reflected in the financial statements and their related tax basis using enacted tax rates in effect for the year or years in which the differences are expected to be recovered or settled. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.

The Company recognizes a tax position as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that has a greater than 50% likelihood of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

The Company files consolidated tax returns. The Bank and the other consolidated entities provide for income taxes on a separate return basis and remit to the Company amounts determined to be currently payable. The Company recognizes interest related to income tax matters as interest income or expense, and penalties related to income tax matters are recognized as non-interest expense. The Company is no longer subject to income tax examinations by U.S. federal tax authorities for years prior to 2009.

Bank owned life insurance (“BOLI”) — BOLI consists of life insurance purchased by the Company on (i) a qualifying group of officers with the Company designated as owner and beneficiary of the policies and (ii) one of the Company’s executive officers with the Company designated as owner and both the Company and the executive officer designated as beneficiaries of the policies. The earnings on BOLI policies are used to offset a portion of employee benefit costs. BOLI is carried at the policies’ realizable cash surrender values with changes in cash surrender values and death benefits received in excess of cash surrender values reported in non-interest income.

Intangible assets — Intangible assets consist of goodwill, bank charter costs and core deposit intangibles. Goodwill represents the excess purchase price over the fair value of net assets acquired in business acquisitions. The Company had goodwill of $5.2 million at both December 31, 2012 and 2011. The Company performed its annual impairment test of goodwill as of September 30, 2012. This test indicated no impairment of the Company’s goodwill.

Bank charter costs represent costs paid to acquire a Texas bank charter and are being amortized over 20 years. Bank charter costs totaled $239,000 at both December 31, 2012 and 2011, less accumulated amortization of $107,000 and $95,000 at December 31, 2012 and 2011, respectively.

Core deposit intangibles represent premiums paid for deposits acquired via acquisition and are being amortized over three to seven years. Core deposit intangibles totaled $10.4 million and $9.5 million at December 31, 2012 and 2011, respectively, less accumulated amortization of $3.9 million and $2.7 million at December 31, 2012 and 2011, respectively.

The aggregate amount of amortization expense for the Company’s core deposit and bank charter intangibles is expected to be $2.2 million in 2013; $1.7 million in 2014; $1.3 million in 2015, $0.6 million in 2016 and $0.2 million in 2017.

Stock-based compensation — The Company has an employee stock option plan, a non-employee director stock option plan and an employee restricted stock plan, which are described more fully in Note 14. The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. Such cost is to be recognized over the vesting period of the award. For the years ended December 31, 2012, 2011 and 2010, the Company recognized $2.6 million, $1.5 million and $0.8 million, respectively, of non-interest expense for its stock-based compensation plans.

Earnings per common share — Earnings per common share are computed using the two-class method. Basic earnings per share are computed by dividing net earnings allocated to common stockholders by the weighted-average number of common shares outstanding during the applicable period. Diluted earnings per common share are computed by dividing reported earnings allocated to common stockholders by the weighted-average number of common shares outstanding after consideration of the dilutive effect, if any, of the Company’s common stock options using the treasury stock method. The Company has determined that its outstanding non-vested stock awards granted under its restricted stock plan are participating securities.

Segment disclosures — The Company operates in only one segment – community banking. Accordingly, there is no requirement to report segment information in the Company’s consolidated financial statements. No revenues are derived from foreign countries and no single external customer comprises more than 10% of the Company’s revenues.

Recent accounting pronouncements — In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04 “Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRS.” ASU 2011-04 expands the disclosure requirements for fair value measurements categorized within Level 3 of the fair value hierarchy to include (1) a quantitative disclosure of the unobservable inputs and assumptions used within the measurement, (2) a description of the valuation processes in place and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs. In addition, ASU 2011-04 requires that companies disclose the level within the fair value hierarchy for items not measured at fair value in the statement of financial position but whose fair value must be disclosed. ASU 2011-04 was effective for reporting periods beginning January 1, 2012. The adoption of the provisions of ASU 2011-04 did not have a material impact on the Company’s financial position, results of operations or liquidity, but did expand its fair value disclosures.

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income,” which revises the manner in which entities present comprehensive income in their financial statements. The provisions of ASU 2011-05 require reporting the components of comprehensive income in either (i) a continuous statement of comprehensive income or (ii) two separate but consecutive statements. ASU 2011-05 does not change the items that must be reported in other comprehensive income but rather removes the presentation option of including other comprehensive income in the statement of stockholders’ equity. The new presentation disclosures required by ASU 2011-05 were effective for interim and annual periods beginning after January 1, 2012. As this ASU amended only the presentation of comprehensive income, the adoption did not have an impact on the Company’s financial position, results of operations or liquidity. In December 2011, the FASB deferred certain provisions of ASU 2011-05 that would have required companies to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement of income and statement of other comprehensive income. In February 2013, the FASB issued ASU 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income,” that requires disclosure, either in a single footnote or parenthetically on the face of the financial statements, of the effect of significant items reclassified from accumulated other comprehensive income to their respective line items in the statement of net income. The effective date of ASU 2013-02 is for reporting periods beginning January 1, 2013. The Company does not expect that the adoption of these provisions will have a material impact on its financial position, results of operations or liquidity.

In September 2011, the FASB issued ASU 2011-08, “Testing Goodwill for Impairment.” The provisions of ASU 2011-08 provide the option of performing a qualitative assessment before calculating the fair value of a reporting unit in step 1 of the goodwill impairment test. If based on qualitative factors, the fair value of the reporting unit is more likely than not less than the carrying amount, then the two step impairment test would be required. This ASU was effective for reporting periods beginning January 1, 2012. The Company adopted the provisions of ASU 2011-08 during 2012 which had no material impact on its financial position, results of operations or liquidity.

In July 2012, the FASB issued ASU No. 2012-02 “Intangibles – Goodwill and Other (Topic 350) –Testing Indefinite-Lived Intangible Assets for Impairment” that amends the guidance related to testing indefinite-lived intangible assets, other than goodwill, for impairment. The provisions of ASU 2012-02 allow for a qualitative assessment in testing an indefinite-lived intangible asset for impairment before calculating the fair value of the asset. If the qualitative assessment determines that it is more likely than not that the asset is impaired, then a quantitative assessment of the fair value of the asset is required; otherwise, the quantitative calculation is not necessary. The provisions of ASU 2012-02 are effective January 1, 2013; however, early adoption is permitted. The Company does not expect that the provisions of ASU 2012-02 will have a material impact on its financial position, results of operation, or liquidity.

In October 2012, the FASB issued ASU No. 2012-06 “Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution,” to address diversity in practice about how to subsequently measure an indemnification asset for a government-assisted acquisition that includes a loss-sharing agreement. Specifically, this standard update will require a reporting entity to account for a change in the subsequent measurement of the indemnification asset on the same basis as the changes in the asset subject to indemnification. As a result, for any change in expected cash flows of an indemnified asset that is immediately recognized in earnings, the associated change in the indemnification asset would also be immediately recognized in earnings. For any change in expected cash flows of an indemnified asset that is amortized or accreted into earnings over time, the associated change in the indemnification asset would also be accreted or amortized into earnings over the shorter of the contractual term of the indemnification agreement or the remaining life of the indemnified asset. The provisions of ASU 2012-06 will be applied prospectively beginning January 1, 2013. Management does not expect that the provisions of ASU 2012-06 will have a material change on the accounting for its loss share receivable from the FDIC under its current loss share agreements.

Reclassifications and recasts — Certain reclassifications of prior years’ amounts have been made to conform with the 2012 financial statements presentation. These reclassifications had no impact on prior years’ net income, as previously reported. Additionally, as discussed in Note 2, the Company has made adjustments to the acquired assets and assumed liabilities for certain of its FDIC-assisted acquisitions in the determination of Day 1 Fair Values. As a result, certain amounts previously reported in the Company’s December 31, 2011 consolidated balance sheet have been recast.

Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions

2. Acquisitions

2012 Acquisition

On December 31, 2012, the Company completed its acquisition of Genala whereby Genala merged with and into the Company in a transaction valued at approximately $27.5 million. The Company paid $13.4 million of cash and issued 423,616 shares of its common stock valued at approximately $14.1 million for all the outstanding shares of Genala common stock. Genala was the holding company for The Citizens Bank, which operated one banking office in Geneva, Alabama. The acquisition was effective at the close of business on December 31, 2012. Accordingly, no revenue or earnings of Genala or The Citizens Bank are included in the consolidated income statement for the period ending December 31, 2012. As provided for under GAAP, management has up to 12 months following the date of acquisition to finalize the fair values of the acquired assets and liabilities.

A summary of the assets acquired and liabilities assumed in the Genala acquisition is as follows:

	As Recorded by Genala	Fair Value Adjustments		As Recorded by the Company(1)
	(Dollars in thousands)
Assets acquired:
Cash and due from banks	$41,938	$—		$41,938
Investment securities	85,291	2,344	a	87,635
Loans and leases	43,401	(3,785	) b	39,616
Allowance for loan losses	(1,247)	1,247	b	—
Premises and equipment	426	590	c	1,016
Foreclosed assets	652	(342	) d	310
Accrued interest receivable	1,220	—		1,220
Intangible assets	—	1,656	e	1,656
Other	482	(26	) f	456

Total assets acquired	172,163	1,684		173,847

Liabilities assumed:
Deposits	142,652	882	g	143,534
Accrued interest payable and other liabilities	391	—		391

Total liabilities assumed	143,043	882		143,925

Net assets acquired	$29,120	$802		29,922

Consideration paid:
Cash				(13,396)
Common stock				(14,123)

Total consideration paid				(27,519)

Pre-tax gain				$2,403

(1)	Represents the Day 1 Fair Values of assets acquired and liabilities assumed in the Genala acquisition.

Explanation of fair value adjustments

a-	Adjustment reflects the fair value adjustment based on the Company’s pricing of investment securities, including certain investment securities classified by Genala as held to maturity.
b-	Adjustment reflects the fair value adjustments based on the Company’s evaluation of the acquired loan portfolio and to eliminate the recorded allowance for loan losses.
c-	Adjustment reflects the fair value adjustments based on the Company’s evaluation of the premises and equipment acquired.
d-	Adjustment reflects the fair value adjustments based on the Company’s evaluation of the acquired foreclosed assets.
e-	Adjustment reflects the fair value adjustment for core deposit intangibles recorded as a result of the acquisition.
f-	Adjustment reflects the amount needed to adjust the carrying value of other assets to estimated fair value.
g-	Adjustment reflects the fair value adjustment based on the Company’s evaluation of the acquired deposits.

The following unaudited supplemental pro-forma information is presented to show the estimated results as if Genala had been acquired as of January 1, 2012, adjusted for any potential costs savings.

Year Ended December 31, 2012
(Dollars in thousands, except per share amounts)
Net interest income (unaudited)	$180,600
Net income (unaudited)	$79,800
EPS - Diluted (unaudited)	$2.26

2011 Acquisitions

On January 14, 2011, the Company, through the Bank, entered into a purchase and assumption agreement with loss share agreements with the FDIC pursuant to which it acquired substantially all of the assets and assumed substantially all of the deposits and certain other liabilities of the former Oglethorpe Bank (“Oglethorpe”) with offices in Brunswick and St. Simons Island, Georgia.

On April 29, 2011, the Company, through the Bank, entered into a purchase and assumption agreement with loss share agreements with the FDIC pursuant to which it acquired substantially all of the assets and assumed substantially all of the deposits and certain other liabilities of the former First Choice Community Bank (“First Choice”) with offices in Dallas, Newnan (2), Senoia, Sharpsburg, Douglasville and Carrollton, Georgia. On July 1, 2011, the Company closed one of the offices in Newnan, Georgia, and on October 26, 2011, the Company closed the office in Carrollton, Georgia.

On April 29, 2011, the Company, through the Bank, entered into a purchase and assumption agreement with loss share agreements with the FDIC pursuant to which it acquired substantially all of the assets and assumed substantially all of the deposits and certain other liabilities of the former The Park Avenue Bank (“Park Avenue”) with offices in Valdosta (3), Bainbridge (2), Cairo, Lake Park, Stockbridge, McDonough, Oakwood and Athens, Georgia and in Ocala, Florida. On October 21, 2011, the Company closed the office in Stockbridge, Georgia.

Subsequent to the reporting of the assets acquired and the liabilities assumed in the Oglethorpe, First Choice and Park Avenue acquisitions, the Company made certain adjustments to these values in order to finalize the Day 1 Fair Values. As a result of those adjustments, the Company has “recast” the assets acquired and liabilities assumed in the Oglethorpe, First Choice and Park Avenue acquisitions to reflect the Day 1 Fair Values. The following tables provide a summary of the Day 1 Fair Values of assets acquired and liabilities assumed, including any such recast adjustments, for the Company’s 2011 FDIC-assisted acquisitions.

A summary of the assets acquired and liabilities assumed in the Oglethorpe acquisition, including recast adjustments, is as follows:

	January 14, 2011
	As Recorded by Oglethorpe	Fair Value Adjustments		Recast Adjustments	As Recorded by the Company(1)
	(Dollars in thousands)

Assets acquired:
Cash and cash equivalents	$14,710	$—		$—	$14,710
Purchased non-covered loans	6,532	(3,447	) b	—	3,085
Covered loans	154,018	(73,342	) b	758	81,434
FDIC loss share receivable	—	52,395	c	(1,292)	51,103
Foreclosed assets covered by FDIC loss share agreements	16,554	(9,410	) d	(59)	7,085
Core deposit intangible	—	401	e	—	401
Other assets	1,054	(621	) f	726	1,159

Total assets acquired	192,868	(34,024)		133	158,977

Liabilities assumed:
Deposits	195,067	—	i	—	195,067
FDIC clawback payable	—	924	h	133	1,057
Other liabilities	333	100	f	—	433

Total liabilities assumed	195,400	1,024		133	196,557

Net assets acquired	(2,532)	$(35,048)		$—	(37,580)

Asset discount bid	(38,000)

Cash received from FDIC	$40,532				40,532

Pre-tax gain					$2,952

(1)	Represents the Day 1 Fair Values of assets acquired and liabilities assumed in the Oglethorpe acquisition.

A summary of the assets acquired and liabilities assumed in the First Choice acquisition, including recast adjustments, is as follows:

	April 29, 2011
	As Recorded by First Choice	Fair Value Adjustments		Recast Adjustments	As Recorded by the Company(1)
	(Dollars in thousands)

Assets acquired:
Cash and cash equivalents	$38,018	$—		$—	$38,018
Investment securities AFS	4,588	(20	) a	—	4,568
Purchased non-covered loans	1,973	(419	) b	—	1,554
Covered loans	246,451	(96,557	) b	(1,382)	148,512
FDIC loss share receivable	—	59,544	c	460	60,004
Foreclosed assets covered by
FDIC loss share agreements	2,773	(1,102	) d	—	1,671
Core deposit intangible	—	495	e	—	495
Other assets	931	(861	) f	884	954

Total assets acquired	294,734	(38,920)		(38)	255,776

Liabilities assumed:
Deposits	293,344	—	i	—	293,344
FHLB-Atlanta advances	4,000	—	g	—	4,000
FDIC clawback payable	—	930	h	(38)	892
Other liabilities	478	100	f	—	578

Total liabilities assumed	297,822	1,030		(38)	298,814

Net assets acquired	(3,088)	$(39,950)		$—	(43,038)

Asset discount bid	(42,900)

Cash received from FDIC	$45,988				45,988

Pre-tax gain					$2,950

(1)	Represents the Day 1 Fair Values of assets acquired and liabilities assumed in the First Choice acquisition.

A summary of the assets acquired and liabilities assumed in the Park Avenue acquisition, including recast adjustments, is as follows:

	April 29, 2011
	As Recorded by Park Avenue	Fair Value Adjustments		Recast Adjustments	As Recorded by the Company(1)
	(Dollars in thousands)

Assets acquired:
Cash and cash equivalents	$66,825	$—		$—	$66,825
Investment securities AFS	132,737	(947	) a	—	131,790
Purchased non-covered loans	23,664	(5,968	) b	—	17,696
Covered loans	408,069	(145,152	) b	1,380	264,297
FDIC loss share receivable	—	113,683	c	2,571	116,254
Foreclosed assets covered by FDIC loss share agreements	91,442	(59,812	) d	(450)	31,180
Core deposit intangible	—	5,063	e	—	5,063
Other assets	5,012	(2,035	) f	(1,799)	1,178

Total assets acquired	727,749	(95,168)		1,702	634,283

Liabilities assumed:
Deposits	626,321	—	i	—	626,321
FHLB-Atlanta advances	84,260	4,559	g	—	88,819
FDIC clawback payable	—	14,868	h	77	14,945
Other liabilities	1,588	500	f	1,625	3,713

Total liabilities assumed	712,169	19,927		1,702	733,798

Net assets acquired	15,580	$(115,095)		$—	(99,515)

Asset discount bid	(174,900)

Cash received from FDIC	$159,320				159,320

Pre-tax gain					$59,805

(1)	Represents the Day 1 Fair Values of the assets acquired and liabilities assumed in the Park Avenue acquisition.

Explanation of fair value adjustments

a-	Adjustment reflects the fair value adjustment based on the Company’s pricing of investment securities AFS.
b-	Adjustment reflects the fair value adjustments based on the Company’s evaluation of the acquired loan portfolio.
c-	Adjustment reflects the estimated fair value of payments the Company expects to receive from the FDIC under the loss share agreements.
d-	Adjustment reflects the fair value adjustments based on the Company’s evaluation of the acquired foreclosed assets covered by FDIC loss share agreements.
e-	Adjustment reflects the estimated fair value of the core deposit intangible.
f-	Adjustment reflects the amount needed to adjust the carrying value of other assets and other liabilities to estimated fair value.
g-	Adjustment reflects the amount of the prepayment penalty, if any, assessed on early payoff of FHLB- Atlanta advances.
h-	Adjustment reflects the estimated fair value of payments the Company expects to make to the FDIC under the clawback provisions of the loss share agreements at the conclusion of the term of the loss share agreements.
i-	Because the Company reset deposit rates for these assumed deposits, as provided for under the purchase and assumption agreements, to reflect an appropriate market rate of interest, there was no fair value adjustment for such assumed deposits.

The Company’s results of operations include the operating results of the acquired assets and assumed liabilities from the respective dates of acquisition through the end of the reporting period. Due to the significant fair value adjustments and the nature of the loss sharing agreements with the FDIC, the Company believes pro forma information that would include pre-acquisition historical results of the acquired assets and assumed liabilities is not relevant. Accordingly, no pro forma information is included in these consolidated financial statements.

2010 Acquisitions

On March 26, 2010, the Company, through the Bank, entered into a purchase and assumption agreement with loss share agreements with the FDIC pursuant to which it acquired substantially all of the assets and assumed substantially all of the deposits and certain other liabilities of the former Unity National Bank (“Unity”) with offices in Cartersville (2), Rome, Adairsville and Calhoun, Georgia.

On July 16, 2010, the Company, through the Bank, entered into a purchase and assumption agreement with loss share agreements with the FDIC pursuant to which it acquired substantially all of the assets and assumed substantially all of the deposits and certain other liabilities of the former Woodlands Bank (“Woodlands”) with offices in South Carolina (2); North Carolina (2); Georgia and Alabama (3). On October 26, 2010, the Company closed four of the Woodlands offices.

On September 10, 2010, the Company, through the Bank, entered into a purchase and assumption agreement with loss share agreements with the FDIC pursuant to which it acquired substantially all of the assets and assumed substantially all of the deposits and certain other liabilities of the former Horizon Bank (“Horizon”) with offices in Bradenton (2), Palmetto and Brandon, Florida. On December 23, 2010, the Company closed the office in Brandon, Florida.

On December 17, 2010, the Company, through the Bank, entered into a purchase and assumption agreement with loss share agreements with the FDIC pursuant to which it acquired substantially all of the assets and assumed substantially all of the deposits and certain other liabilities of the former Chestatee State Bank (“Chestatee”) with offices in Dawsonville (2), Cumming and Marble Hill, Georgia.

Purchase Accounting Adjustments

The recast adjustments to the acquired assets and assumed liabilities for each of the Company’s FDIC-assisted acquisitions were made subsequent to the acquisition, but prior to their one-year anniversaries and, as provided for under GAAP, were considered to be purchase accounting adjustments in deriving the Day 1 Fair Values for the acquired assets and assumed liabilities. These adjustments impacted the net assets acquired and the resulting pre-tax gains on these acquisitions. However, because the net effect on net assets acquired and resulting pre-tax gains was not material, management recorded the impact of such adjustments as an increase or decrease to non-interest income during the quarter in which the adjustments were determined. The net decrease to non-interest income is included as an adjustment to “other assets” or “other liabilities” in the previous tables.

As a result of the recent adjustments, certain amounts previously reported in the Company’s December 31, 2011 consolidated financial statements have been recast. The following is a summary of those financial statement captions that have been impacted by these recast adjustments.

	As Previously Reported	Recast Adjustments	As Recast
	(Dollars in thousands)
December 31, 2011:
Covered loans	$806,924	$(2)	$806,922
FDIC loss share receivable	278,263	782	279,045
Other assets	32,495	884	33,379
FDIC clawback payable	24,606	39	24,645
Accrued interest payable and other liabilities	43,882	1,625	45,507

Loss Share Agreements and Other FDIC-Assisted Acquisition Matters

In conjunction with these FDIC-assisted acquisitions, the Bank entered into loss share agreements with the FDIC such that the Bank and the FDIC will share in the losses on assets covered under the loss share agreements. Pursuant to the terms of the loss share agreements for the Unity acquisition, on losses up to $65.0 million, the FDIC will reimburse the Bank for 80% of losses. On losses exceeding $65.0 million, the FDIC will reimburse the Bank for 95% of losses. Pursuant to the terms of the loss share agreements for the Woodlands acquisition, the Chestatee acquisition, the Oglethorpe acquisition and the First Choice acquisition, the FDIC will reimburse the Bank for 80% of losses. Pursuant to the terms of the loss share agreements for the Horizon acquisition, the FDIC will reimburse the Bank on single family residential loans and related foreclosed assets for (i) 80% of losses up to $11.8 million, (ii) 30% of losses between $11.8 million and $17.9 million and (iii) 80% of losses in excess of $17.9 million. For non-single family residential loans and related foreclosed assets, the FDIC will reimburse the Bank for (i) 80% of losses up to $32.3 million, (ii) 0% of losses between $32.3 million and $42.8 million and (iii) 80% of losses in excess of $42.8 million. Pursuant to the terms of the loss share agreements for the Park Avenue acquisition, the FDIC will reimburse the Bank for (i) 80% of losses up to $218.2 million, (ii) 0% of losses between $218.2 million and $267.5 million and (iii) 80% of losses in excess of $267.5 million.

The loss share agreements applicable to single family residential mortgage loans and related foreclosed assets provide for FDIC loss sharing and the Bank’s reimbursement to the FDIC for recoveries of covered losses for ten years from the date on which each applicable loss share agreement was entered. The loss share agreements applicable to commercial loans and related foreclosed assets provide for FDIC loss sharing for five years from the date on which each applicable loss share agreement was entered and the Bank’s reimbursement to the FDIC for recoveries of covered losses for an additional three years thereafter.

To the extent that actual losses incurred by the Bank are less than (i) $65 million on the Unity assets covered under the loss share agreements, (ii) $107 million on the Woodlands assets covered under the loss share agreements, (iii) $60 million on the Horizon assets covered under the loss share agreements, (iv) $66 million on the Chestatee assets covered under the loss share agreements, (v) $66 million on the Oglethorpe assets covered under the loss share agreements, (vi) $87 million on the First Choice assets covered under the loss share agreements and (vii) $269 million on the Park Avenue assets covered under the loss share agreements, the Bank may be required to reimburse the FDIC under the clawback provisions of the loss share agreements.

The terms of the purchase and assumption agreements for the Unity, Woodlands, Horizon, Chestatee, Oglethorpe, First Choice and Park Avenue acquisitions provide for the FDIC to indemnify the Bank against certain claims, including claims with respect to assets, liabilities or any affiliate not acquired or otherwise assumed by the Bank and with respect to claims based on any action by the former directors, officers or employees of Unity, Woodland, Horizon, Chestatee, Oglethorpe, First Choice or Park Avenue.

Covered Assets, FDIC Loss Share Receivable and FDIC Clawback Payable	12 Months Ended
Dec. 31, 2012
Covered Assets, FDIC Loss Share Receivable and FDIC Clawback Payable

3. Covered Assets, FDIC Loss Share Receivable and FDIC Clawback Payable

A summary of the covered assets, the FDIC loss share receivable and the FDIC clawback payable is as follows:

	December 31,
	2012	2011
	(Dollars in thousands)
Covered loans	$596,239	$806,922
FDIC loss share receivable	152,198	279,045
Covered foreclosed assets	52,951	72,907

Total	$801,388	$1,158,874

FDIC clawback payable	$25,169	$24,645

Covered Loans

The following table presents a summary, by acquisition, of covered loans acquired as of the dates of acquisition and activity within covered loans during the periods indicated.

	Unity	Woodlands	Horizon	Chestatee	Oglethorpe	First Choice	Park Avenue	Total
	(Dollars in thousands)
At acquistion date:
Contractually required principal and interest	$208,410	$315,103	$179,441	$181,523	$174,110	$260,178	$452,658	$1,771,423
Nonaccretable difference	(52,526)	(83,933)	(52,388)	(47,538)	(67,300)	(86,876)	(124,899)	(515,460)

Cash flows expected to be collected	155,884	231,170	127,053	133,985	106,810	173,302	327,759	1,255,963
Accretable difference	(21,432)	(44,692)	(35,245)	(22,604)	(25,376)	(24,790)	(63,462)	(237,601)

Fair value at acquisition date	$134,452	$186,478	$91,808	$111,381	$81,434	$148,512	$264,297	$1,018,362

Carrying value at January 1, 2011	$114,983	$175,720	$87,714	$111,051	$—	$—	$—	$489,468
Covered loans acquired	—	—	—	—	81,434	148,512	264,297	494,243
Accretion	7,662	13,716	6,716	8,193	6,461	7,798	15,589	66,135
Transfers to covered foreclosed assets	(5,197)	(14,938)	(1,990)	(2,381)	(1,218)	(858)	(2,432)	(29,014)
Payments received	(20,296)	(40,256)	(11,598)	(40,814)	(22,061)	(22,514)	(48,249)	(205,788)
Other activity, net	(792)	(2,467)	(1,044)	(1,348)	(225)	(1,015)	(1,231)	(8,122)

Carrying value at December 31, 2011	96,360	131,775	79,798	74,701	64,391	131,923	227,974	806,922
Accretion	6,360	10,031	5,768	5,708	5,665	9,915	18,373	61,820
Transfers to covered foreclosed assets	(4,077)	(4,543)	(3,731)	(3,299)	(4,065)	(4,742)	(8,563)	(33,020)
Payments received	(21,144)	(28,777)	(14,888)	(18,205)	(15,425)	(41,756)	(71,592)	(211,787)
Charge-offs	(4,422)	(8,332)	(3,714)	(2,089)	(2,117)	(4,008)	(1,410)	(26,092)
Other activity, net	(228)	(420)	(40)	(148)	(356)	(251)	(161)	(1,604)

Carrying value at December 31, 2012	$72,849	$99,734	$63,193	$56,668	$48,093	$91,081	$164,621	$596,239

The following table presents a summary of the carrying value and type of covered loans at December 31, 2012 and 2011.

	December 31,
	2012	2011
	(Dollars in thousands)
Real estate:
Residential 1-4 family	$152,348	$202,620
Non-farm/non-residential	288,104	369,756
Construction/land development	105,087	160,872
Agricultural	19,690	24,104
Multifamily residential	10,701	15,894

Total real estate	575,930	773,246
Commercial and industrial	18,496	29,749
Consumer	176	958
Other	1,637	2,969

Total covered loans	$596,239	$806,922

The following table presents a summary, by acquisition, of changes in the accretable difference on covered loans during the periods indicated.

	Unity	Woodlands	Horizon	Chestatee	Oglethorpe	First Choice	Park Avenue	Total
	(Dollars in thousands)
Accretable difference at January 1, 2011	$15,279	$37,182	$32,165	$22,265	$—	$—	$—	$106,891
Accretable difference acquired	—	—	—	—	25,376	24,790	63,462	113,628
Accretion	(7,662)	(13,716)	(6,716)	(8,193)	(6,461)	(7,798)	(15,589)	(66,135)
Adjustments to accretable difference due to:
Covered loans transferred to covered foreclosed assets	(384)	(1,611)	(191)	(503)	(315)	(91)	(327)	(3,422)
Covered loans paid off	(273)	(2,146)	(934)	(4,564)	(2,811)	(1,435)	(3,167)	(15,330)
Cash flow revisions as a result of renewals and/or modifications of covered loans	3,514	4,691	10	1,481	1,446	1,269	2,097	14,508
Other, net	140	155	98	177	103	165	671	1,509

Accretable difference at December 31, 2011	10,614	24,555	24,432	10,663	17,338	16,900	47,147	151,649
Accretion	(6,360)	(10,031)	(5,768)	(5,708)	(5,665)	(9,915)	(18,373)	(61,820)
Adjustments to accretable difference due to:
Covered loans transferred to covered foreclosed assets	(159)	(364)	(190)	(448)	(700)	(455)	(1,679)	(3,995)
Covered loans paid off	(719)	(1,220)	(1,418)	(811)	(1,291)	(1,529)	(3,507)	(10,495)
Cash flow revisions as a result of renewals and/or modifications of covered loans	5,196	4,396	(618)	1,835	1,567	4,791	4,164	21,331
Other, net	2	116	86	181	123	127	190	825

Accretable difference at December 31, 2012	$8,574	$17,452	$16,524	$5,712	$11,372	$9,919	$27,942	$97,495

FDIC Loss Share Receivable

The following table presents a summary, by acquisition, of the FDIC loss share receivable as of the dates of acquisition and the activity within the FDIC loss share receivable during the periods indicated.

	Unity	Woodlands	Horizon	Chestatee	Oglethorpe	First Choice	Park Avenue	Total
	(Dollars in thousands)
At acquisition date:
Expected principal loss on covered assets:
Covered loans	$50,354	$73,220	$40,537	$46,869	$62,890	$82,212	$113,872	$469,954
Covered foreclosed assets	9,979	5,897	3,678	15,960	7,907	628	49,850	93,899

Total expected principal losses	60,333	79,117	44,215	62,829	70,797	82,840	163,722	563,853
Estimated loss sharing percentage(1)	80%	80%	80%	80%	80%	80%	80%	80%

Estimated recovery from FDIC loss share agreements	48,266	63,294	35,372	50,263	56,638	66,272	130,978	451,083
Discount for net present value on FDIC loss share receivable	(4,119)	(7,428)	(6,283)	(4,204)	(5,535)	(6,268)	(14,724)	(48,561)

Net present value of FDIC loss share receivable at acquisition date	$44,147	$55,866	$29,089	$46,059	$51,103	$60,004	$116,254	$402,522

Carrying value at January 1, 2011	$31,120	$51,776	$29,182	$46,059	$—	$—	$—	$158,137
FDIC loss share receivable recorded at acquisition	—	—	—	—	51,103	60,004	116,254	227,361
Accretion income	741	1,807	927	1,363	1,997	1,814	2,427	11,076
Cash received from FDIC	(5,069)	(23,001)	(9,505)	(18,466)	(11,942)	(12,372)	(28,646)	(109,001)
Reductions of FDIC loss share receivable for payments on covered loans in excess of Day 1 Fair Values	(875)	(3,590)	(948)	(2,892)	(4,565)	(1,612)	(7,204)	(21,686)
Expenses on covered assets reimbursable by FDIC	1,376	1,606	1,183	1,330	737	472	1,943	8,647
Other activity, net	282	579	918	1,988	390	136	218	4,511

Carrying value at December 31, 2011	27,575	29,177	21,757	29,382	37,720	48,442	84,992	279,045
Accretion income	793	1,108	680	725	1,310	1,485	2,473	8,574
Cash received from FDIC	(12,945)	(14,433)	(8,948)	(22,301)	(13,062)	(29,870)	(42,438)	(143,997)
Reductions of FDIC loss share receivable for payments on covered loans in excess of Day 1 Fair Values	(2,394)	(3,377)	(1,335)	(2,122)	(4,918)	(6,208)	(12,657)	(33,011)
Increase in FDIC loss share receivable for:
Charge-offs on covered loans	3,170	6,417	2,297	1,589	1,627	3,151	1,028	19,279
Write downs of covered foreclosed assets	1,591	1,193	450	1,858	294	278	3,181	8,845
Expenses on covered assets reimbursable by FDIC	1,537	1,726	1,360	1,276	1,318	1,097	3,064	11,378
Other activity, net	491	562	598	755	(293)	(457)	429	2,085

Carrying value at December 31, 2012	$19,818	$22,373	$16,859	$11,162	$23,996	$17,918	$40,072	$152,198

(1)	Certain of the Company’s loss share agreements contain tranches whereby the FDIC’s loss sharing percentage is more than or less than 80%. However, management’s current expectation of most of the principal losses on covered assets under each of the loss share agreements falls in the tranches whereby the FDIC would reimburse the Company for approximately 80% of such losses.

Foreclosed Assets Covered by FDIC Loss Share Agreements

The following table presents a summary, by acquisition, of foreclosed assets covered by FDIC loss share agreements, or covered foreclosed assets, as of the dates of acquisition and the activity within covered foreclosed assets during the periods indicated.

	Unity	Woodlands	Horizon	Chestatee	Oglethorpe	First Choice	Park Avenue	Total
	(Dollars in thousands)
At acquisition date:
Balance on acquired bank’s books	$20,304	$12,258	$8,391	$31,647	$16,554	$2,773	$91,442	$183,369
Total expected losses	(9,979)	(5,897)	(3,678)	(15,960)	(7,907)	(628)	(49,850)	(93,899)
Discount for net present value of expected cash flows	(1,466)	(1,332)	(1,030)	(2,281)	(1,562)	(474)	(10,412)	(18,557)

Fair value at acquisition date	$8,859	$5,029	$3,683	$13,406	$7,085	$1,671	$31,180	$70,913

Carrying value at January 1, 2011	$8,060	$5,996	$3,683	$13,406	$—	$—	$—	$31,145
Covered foreclosed assets acquired	—	—	—	—	7,085	1,671	31,180	39,936
Transfers from covered loans	5,197	14,938	1,990	2,381	1,218	858	2,432	29,014
Sales of covered foreclosed assets	(2,985)	(6,499)	(1,996)	(6,110)	(1,171)	(305)	(8,122)	(27,188)

Carrying value at December 31, 2011	10,272	14,435	3,677	9,677	7,132	2,224	25,490	72,907
Transfers from covered loans	4,077	4,543	3,731	3,299	4,065	4,742	8,563	33,020
Sales of covered foreclosed assets	(4,467)	(9,304)	(4,285)	(7,111)	(4,063)	(3,038)	(11,719)	(43,987)
Writedowns of covered foreclosed assets included in other loss share income	(1,695)	(1,624)	(585)	(1,654)	(337)	(344)	(2,750)	(8,989)

Carrying value at December 31, 2012	$8,187	$8,050	$2,538	$4,211	$6,797	$3,584	$19,584	$52,951

The following table presents a summary of the carrying value and type of covered foreclosed assets at December 31, 2012 and 2011.

	December 31,
	2012	2011
	(Dollars in thousands)
Real estate:
Residential 1-4 family	$12,279	$15,945
Non-farm/non-residential	9,570	11,624
Construction/land development	30,602	43,323
Agricultural	449	—
Multifamily residential	51	2,014

Total real estate	52,951	72,906
Repossessions	—	1

Total covered foreclosed assets	$52,951	$72,907

FDIC Clawback Payable

The following table presents a summary, by acquisition, of the FDIC clawback payable as of the dates of acquisition and activity within the FDIC clawback payable during the periods indicated.

						First	Park
	Unity	Woodlands	Horizon	Chestatee	Oglethorpe	Choice	Avenue	Total
	(Dollars in thousands)
At acquisition date:
Estimated FDIC clawback payable	$2,612	$4,846	$2,380	$1,291	$1,721	$1,452	$24,344	$38,646
Discount for net present value on FDIC clawback payable	(1,046)	(1,905)	(919)	(499)	(664)	(560)	(9,399)	(14,992)

Net present value of FDIC clawback payable at acquisition date	$1,566	$2,941	$1,461	$792	$1,057	$892	$14,945	$23,654

Carrying value at January 1, 2011	$1,629	$3,004	$1,479	$792	$—	$—	$—	$6,904
FDIC clawback payable recorded at acquisition	—	—	—	—	1,057	892	14,945	16,894
Amortization expense	80	149	73	55	42	31	505	935
Changes in FDIC clawback payable related to changes in expected losses on covered assets	—	—	—	(88)	—	—	—	(88)

Carrying value at December 31, 2011	1,709	3,153	1,552	759	1,099	923	15,450	24,645
Amortization expense	79	138	73	35	53	45	776	1,199
Changes in FDIC clawback payable related to changes in expected losses on covered assets	(144)	(305)	(157)	—	(69)	—	—	(675)

Carrying value at December 31, 2012	$1,644	$2,986	$1,468	$794	$1,083	$968	$16,226	$25,169

Investment Securities	12 Months Ended
Dec. 31, 2012
Investment Securities

4. Investment Securities

The following table is a summary of the amortized cost and estimated fair values of investment securities, all of which are classified as AFS. The Company’s holdings of “other equity securities” include FHLB-Dallas, FHLB-Atlanta and FNBB shares which do not have readily available fair values and are carried at cost.

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(Dollars in thousands)
December 31, 2012:
Obligations of states and political subdivisions	$345,224	$16,586	$(293)	$361,517
U.S. Government agency residential mortgage-backed securities	116,835	1,466	(17)	118,284
Corporate obligations	776	—	—	776
Other equity securities	13,689	—	—	13,689

Total investment securities AFS	$476,524	$18,052	$(310)	$494,266

December 31, 2011:
Obligations of states and political subdivisions	$359,667	$14,359	$(979)	$373,047
U.S. Government agency residential mortgage-backed securities	46,068	1,967	—	48,035
Other equity securities	17,828	—	—	17,828

Total investment securities AFS	$423,563	$16,326	$(979)	$438,910

The Company utilizes independent third parties as its principal sources for determining fair value of investment securities which are measured on a recurring basis. As a result, the Company receives estimates of fair values from at least two independent pricing sources for the majority of its individual securities within its investment portfolio. For investment securities traded in an active market, the fair values are obtained from independent pricing services and are based on quoted market prices if available. If quoted market prices are not available, fair values are based on market prices for comparable securities, broker quotes, comprehensive interest rate tables, pricing matrices or a combination thereof. For investment securities traded in a market that is not active, fair value is determined using unobservable inputs. Additionally, the valuation of investment securities acquired in FDIC-assisted or traditional acquisitions may include certain unobservable inputs. All fair value estimates received by the Company from its investment securities are reviewed and approved on a quarterly basis by the Company’s Investment Portfolio Manager and its Chief Financial Officer.

The following table shows gross unrealized losses and estimated fair value of investment securities AFS, aggregated by investment category and length of time that individual investment securities have been in a continuous unrealized loss position.

	Less than 12 Months		12 Months or More		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(Dollars in thousands)
December 31, 2012:
Obligations of states and political subdivisions	$14,085	$188	$7,324	$105	$21,409	$293
U.S. Government agency residential mortgage-backed securities	14,320	17	—	—	14,320	17

Total temporarily impaired investment securities	$28,405	$205	$7,324	$105	$35,729	$310

December 31, 2011:
Obligations of states and political subdivisions	$6,035	$248	$16,582	$731	$22,617	$979

Total temporarily impaired investment securities	$6,035	$248	$16,582	$731	$22,617	$979

In evaluating the Company’s unrealized loss positions for other-than-temporary impairment for the investment securities portfolio, management considers the credit quality of the issuer, the nature and cause of the unrealized loss, the severity and duration of the impairments and other factors. At December 31, 2012 and 2011, management determined the unrealized losses were the result of fluctuations in interest rates and did not reflect deteriorations of the credit quality of the investments. Accordingly, management believes that all of its unrealized losses on investment securities are temporary in nature. The Company does not have the intent to sell these investment securities and more likely than not would not be required to sell these investment securities before fair value recovers to amortized cost.

The Company owns three different maturities of bonds totaling an aggregate of $2.6 million issued by the Northwest Arkansas Regional Solid Waste Management District (“District”). The District owns and operates a landfill for the benefit of the residents of certain counties located in north Arkansas, with the landfill, the revenues therefrom and certain personal property serving as collateral under the bond indenture. On October 9, 2012, a special election was held where an additional 3/8-cent sales tax proposal to be used to support the purchase of the landfill by a third party from the District was defeated. On October 23, 2012, the management board governing the District voted to place the District into receivership, and on November 30, 2012 the landfill ceased operations. As a result, during the fourth quarter of 2012, the Company recorded a $2.6 million impairment charge to reduce the carrying value of the bonds to zero. This impairment charge is included in “Net gains on investment securities,” on the consolidated statement of income.

A maturity distribution of investment securities AFS reported at amortized cost and estimated fair value as of December 31, 2012 is as follows:

	Amortized Cost	Estimated Fair Value
	(Dollars in thousands)

Due in one year or less	$16,285	$16,616
Due after one year to five years	33,794	34,637
Due after five years to ten years	58,613	60,073
Due after ten years	367,832	382,940

Total	$476,524	$494,266

For purposes of this maturity distribution, all investment securities are shown based on their contractual maturity date, except (i) FHLB-Dallas and FNBB stock with no contractual maturity date are shown in the longest maturity category and (ii) U.S. Government agency residential mortgage-backed securities are allocated among various maturities based on an estimated repayment schedule utilizing Bloomberg median prepayment speeds and interest rate levels at December 31, 2012. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

Sales activities and other-than-temporary impairment charges of the Company’s investment securities AFS are summarized as follows:

	Year Ended December 31,
	2012	2011	2010
	(Dollars in thousands)
Sales proceeds	$43,177	$94,676	$255,232

Gross realized gains	$3,075	$1,044	$5,030
Gross realized losses	(15)	(111)	(486)
Other-than-temporary impairment charges	(2,603)	—	—

Net gains on investment securities	$457	$933	$4,544

Investment securities with carrying values of $317.1 million and $316.8 million at December 31, 2012 and 2011, respectively, were pledged to secure public funds and trust deposits and for other purposes required or permitted by law.

At December 31, 2012, the Company had no holdings of investment securities of any one issuer in an amount greater than 10% of total common stockholders’ equity. At December 31, 2011, the Company’s holdings of investment securities issued by the Government National Mortgage Association, which carry the full faith and credit guaranty of the U.S. Government, totaled $45.6 million, or 10.7% of total common stockholder’s equity.

Loans and Leases	12 Months Ended
Dec. 31, 2012
Loans and Leases

5. Loans and Leases

The following table is a summary of the loan and lease portfolio, excluding purchased non-covered loans and covered loans, by principal category.

	December 31,
	2012		2011
	(Dollars in thousands)
Real estate:
Residential 1-4 family	$272,052	12.9%	$260,402	13.9%
Non-farm/non-residential	807,906	38.1	708,766	37.7
Construction/land development	578,776	27.4	478,106	25.4
Agricultural	50,619	2.4	71,158	3.8
Multifamily residential	141,243	6.7	142,131	7.6

Total real estate	1,850,596	87.5	1,660,563	88.4
Commercial and industrial	159,804	7.6	120,048	6.4
Consumer	29,781	1.4	36,161	1.9
Direct financing leases	68,022	3.2	54,745	2.9
Other	7,631	0.3	8,966	0.4

Total loans and leases	$2,115,834	100.0%	$1,880,483	100.0%

The above table includes deferred costs, net of deferred fees, that totaled $1.7 million and $0.6 million at December 31, 2012 and 2011, respectively. Direct financing leases are presented net of unearned income totaling $8.4 million and $7.4 million at December 31, 2012 and 2011, respectively.

Loans and leases on which the accrual of interest has been discontinued aggregated $9.1 million and $12.5 million at December 31, 2012 and 2011, respectively. Interest income collected and recognized during 2012, 2011 and 2010 for nonaccrual loans and leases at December 31, 2012, 2011 and 2010 was $0.2 million, $0.4 million and $0.1 million, respectively. Under the original terms, these loans and leases would have reported $0.7 million, $1.2 million and $1.1 million of interest income during 2012, 2011 and 2010, respectively.

The following table is a summary of the purchased non-covered loan portfolio, by principal category.

	December 31,
	2012		2011
	(Dollars in thousands)
Real estate	$29,283	70.5%	$71	1.5%
Commercial and industrial	5,333	12.8	631	13.1
Consumer	4,168	10.0	4,001	83.4
Other	2,750	6.7	96	2.0

Total	$41,534	100.0%	$4,799	100.0%

Allowance for Loan and Lease Losses ("ALLL")	12 Months Ended
Dec. 31, 2012
Allowance for Loan and Lease Losses ("ALLL")

6. Allowance for Loan and Lease Losses (“ALLL”)

The following table is a summary of activity within the ALLL.

	Year Ended December 31,
	2012	2011	2010
	(Dollars in thousands)
Balance - beginning of year	$39,169	$40,230	$39,619
Non-covered loans and leases charged off	(6,636)	(12,988)	(16,764)
Recoveries of non-covered loans and leases previously charged off	655	427	1,375

Net charge-offs - non-covered loans and leases	(5,981)	(12,561)	(15,389)
Covered loans charged off	(6,195)	(275)	—

Net charge-offs - total loans and leases	(12,176)	(12,836)	(15,389)
Provision for loan and lease losses:
Non-covered loans and leases	5,550	11,500	16,000
Covered loans	6,195	275	—

Total provision	11,745	11,775	16,000

Balance - end of year	$38,738	$39,169	$40,230

As of December 31, 2012, the Company identified covered loans where the expected performance of such loans had deteriorated from management’s performance expectations established in conjunction with the determination of the Day 1 Fair Values. As a result the Company recorded partial charge-offs, net of adjustments to the FDIC loss share receivable and the FDIC clawback payable, totaling $6.2 million for such loans during 2012 and $0.3 million in 2011. The Company also recorded $6.2 million during 2012 and $0.3 million during 2011 of provision for loan and lease losses to cover such charge-offs. In addition to these net charge-offs, the Company transferred certain of these covered loans to covered foreclosed assets. As a result of these actions, the Company had $38.5 million and $1.9 million of impaired covered loans at December 31, 2012 and 2011, respectively.

The following table is a summary of the Company’s ALLL as of and for the years ended December 31, 2012 and 2011.

	Beginning Balance	Charge- offs	Recoveries	Provision	Ending Balance
	(Dollars in thousands)
December 31, 2012:
Real estate:
Residential 1-4 family	$3,848	$(1,312)	$107	$2,177	$4,820
Non-farm/non-residential	12,203	(1,226)	18	(888)	10,107
Construction/land development	9,478	(466)	106	2,882	12,000
Agricultural	3,383	(997)	141	351	2,878
Multifamily residential	2,564	—	—	(534)	2,030
Commercial and industrial	4,591	(1,323)	35	352	3,655
Consumer	1,209	(732)	238	300	1,015
Direct financing leases	1,632	(361)	2	777	2,050
Other	261	(219)	8	133	183
Covered loans	—	(6,195)	—	6,195	—

Total	$39,169	$(12,831)	$655	$11,745	$38,738

December 31, 2011:
Real estate:
Residential 1-4 family	$2,999	$(2,743)	$64	$3,528	$3,848
Non-farm/non-residential	8,313	(1,033)	16	4,907	12,203
Construction/land development	10,565	(5,651)	30	4,534	9,478
Agricultural	2,569	(771)	—	1,585	3,383
Multifamily residential	1,320	—	—	1,244	2,564
Commercial and industrial	4,142	(1,465)	142	1,772	4,591
Consumer	2,051	(825)	166	(183)	1,209
Direct financing leases	1,726	(413)	5	314	1,632
Other	201	(87)	4	143	261
Covered loans	—	(275)	—	275	—
Unallocated	6,344	—	—	(6,344)	—

Total	$40,230	$(13,263)	$427	$11,775	$39,169

The following table is a summary of the Company’s ALLL and recorded investment in loans and leases, excluding purchased non-covered loans and covered loans, as of December 31, 2012 and 2011.

	Allowance for Loan and Leases Losses			Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans
	ALLL for Individually Evaluated Impaired Loans and Leases	ALLL for All Other Loans and Leases	Total ALLL	Individually Evaluated Impaired Loans and Leases	All Other Loans and Leases	Total Loans and Leases
	(Dollars in thousands)
December 31, 2012:
Real estate:
Residential 1-4 family	$518	$4,302	$4,820	$2,906	$269,146	$272,052
Non-farm/non-residential	53	10,054	10,107	2,898	805,008	807,906
Construction/land development	7	11,993	12,000	542	578,234	578,776
Agricultural	254	2,624	2,878	985	49,634	50,619
Multifamily residential	—	2,030	2,030	—	141,243	141,243
Commercial and industrial	649	3,006	3,655	761	159,043	159,804
Consumer	—	1,015	1,015	33	29,748	29,781
Direct financing leases	—	2,050	2,050	—	68,022	68,022
Other	2	181	183	22	7,609	7,631

Total	$1,483	$37,255	$38,738	$8,147	$2,107,687	$2,115,834

December 31, 2011:
Real estate:
Residential 1-4 family(1)	$415	$3,433	$3,848	$3,239	$257,163	$260,402
Non-farm/non-residential	410	11,793	12,203	3,837	704,929	708,766
Construction/land development	31	9,447	9,478	3,001	475,105	478,106
Agricultural	—	3,383	3,383	737	70,421	71,158
Multifamily residential	—	2,564	2,564	—	142,131	142,131
Commercial and industrial	868	3,723	4,591	1,390	118,658	120,048
Consumer	57	1,152	1,209	87	36,074	36,161
Direct financing leases	—	1,632	1,632	—	54,745	54,745
Other	2	259	261	11	8,955	8,966

Total	$1,783	$37,386	$39,169	$12,302	$1,868,181	$1,880,483

(1)	Includes one individually evaluated loan classified as a TDR totaling $ 1.0 million with an ALLL of $0.3 million allocated for such loan.

The following table is a summary of credit quality indicators for the Company’s total loans and leases, excluding purchased non-covered loans and covered loans, as of December 31, 2012 and 2011.

	Satisfactory	Moderate	Watch	Substandard	Total
	(Dollars in thousands)
December 31, 2012:
Real estate:
Residential 1-4 family(1)	$263,737	$—	$3,146	$5,169	$272,052
Non-farm/non-residential	649,494	109,429	38,231	10,752	807,906
Construction/land development	395,821	130,057	37,069	15,829	578,776
Agricultural	25,854	12,105	9,509	3,151	50,619
Multifamily residential	112,360	24,092	4,009	782	141,243
Commercial and industrial	121,898	31,338	3,950	2,618	159,804
Consumer(1)	29,079	—	424	278	29,781
Direct financing leases	66,657	1,365	—	—	68,022
Other(1)	6,116	1,204	239	72	7,631

Total	$1,671,016	$309,590	$96,577	$38,651	$2,115,834

December 31, 2011:
Real estate:
Residential 1-4 family(1)	$251,799	$—	$1,924	$6,679	$260,402
Non-farm/non-residential	541,830	96,341	53,976	16,619	708,766
Construction/land development	263,149	164,500	41,741	8,716	478,106
Agricultural	45,276	11,549	7,328	7,005	71,158
Multifamily residential	94,049	43,622	3,673	787	142,131
Commercial and industrial	81,543	30,996	3,093	4,416	120,048
Consumer(1)	35,128	—	623	410	36,161
Direct financing leases	52,329	2,070	26	320	54,745
Other(1)	6,731	1,724	385	126	8,966

Total	$1,371,834	$350,802	$112,769	$45,078	$1,880,483

(1)	The Company does not risk rate its residential 1-4 family loans, its consumer loans, and certain “other” loans. However, for purposes of the above table, the Company considers such loans to be (i) satisfactory - if they are performing and less than 30 days past due, (ii) watch - if they are performing and 30 to 89 days past due or (iii) substandard - if they are nonperforming or 90 days or more past due.

The Company’s credit quality indicators consist of an internal grading system used to assign grades to all loans and leases except residential 1-4 family loans, consumer loans, covered loans and purchased non-covered loans. The grade for each individual loan or lease is determined by the account officer and other approving officers at the time the loan or lease is made and changed from time to time to reflect an ongoing assessment of loan or lease risk. Grades are reviewed on specific loans and leases from time to time by senior management and as part of the Company’s internal loan review process. These risk elements include the following: (1) for non-farm/non-residential, multifamily residential, and agricultural real estate loans, the debt service coverage ratio (income from the property in excess of operating expenses compared to loan repayment requirements), operating results of the owner in the case of owner-occupied properties, the loan-to-value ratio, the age, condition, value, nature and marketability of the collateral and the specific risks and volatility of income, property value and operating results typical of properties of that type; (2) for construction and land development loans, the perceived feasibility of the project including the ability to sell developed lots or improvements constructed for resale or ability to lease property constructed for lease, the quality and nature of contracts for presale or preleasing, if any, experience and ability of the developer and loan-to-value and loan-to-cost ratios; (3) for commercial and industrial loans and leases, the operating results of the commercial, industrial or professional enterprise, the borrower’s or lessee’s business, professional and financial ability and expertise, the specific risks and volatility of income and operating results typical for businesses in the applicable industry and the age, condition, value, nature and marketability of collateral; and (4) for other loans and leases, the operating results, experience and ability of the borrower or lessee, historical and expected market conditions and the age, condition, value, nature and marketability of the collateral. In addition, for each category the Company considers secondary sources of income and the financial strength of the borrower or lessee and any guarantors. The following categories of credit quality indicators are used by the Company.

Satisfactory – Loans and leases in this category are considered to be a satisfactory credit risk and are generally considered to be collectible in full.

Moderate – Loans and leases in this category are considered to be a marginally satisfactory credit risk and are generally considered to be collectible in full.

Watch – Loans and leases in this category are presently protected from apparent loss, however weaknesses exist which could cause future impairment of repayment of principal or interest.

Substandard – Loans and leases in this category are characterized by deterioration in quality exhibited by a number of weaknesses requiring corrective action and posing risk of some loss.

The following table is a summary of credit quality indicators for the Company’s covered loans as of December 31, 2012 and 2011.

	FV 1	FV 2	Total Covered Loans
	(Dollars in thousands)
December 31, 2012:
Real estate:
Residential 1-4 family	$146,687	$5,661	$152,348
Non-farm/non-residential	271,705	16,399	288,104
Construction/land development	90,321	14,766	105,087
Agricultural	18,937	753	19,690
Multifamily residential	9,871	830	10,701
Commercial and industrial	18,495	1	18,496
Consumer	123	53	176
Other	1,637	—	1,637

Total	$557,776	$38,463	$596,239

December 31, 2011:
Real estate:
Residential 1-4 family	$202,620	$—	$202,620
Non-farm/non-residential	368,555	1,201	369,756
Construction/land development	160,737	135	160,872
Agricultural	24,104	—	24,104
Multifamily residential	15,376	518	15,894
Commercial and industrial	29,749	—	29,749
Consumer	958	—	958
Other	2,969	—	2,969

Total	$805,068	$1,854	$806,922

For covered loans, management separately monitors this portfolio and periodically reviews loans contained within this portfolio against the factors and assumptions used in determining the Day 1 Fair Values. To the extent that a loan is performing in accordance with management’s expectation established in conjunction with the determination of the Day 1 Fair Values, such loan is rated FV 1, is not included in any of the Company’s credit quality ratios, is not considered to be an impaired loan and is not considered in the determination of the required allowance for loan and lease losses. To the extent that a loan’s performance has deteriorated from management’s expectation established in conjunction with the determination of the Day 1 Fair Values, such loan is rated FV 2, is included in certain of the Company’s credit quality metrics, may be considered an impaired loan, and is considered in the determination of the required level of allowance for loan and lease losses. At December 31, 2012 and 2011, the Company had no allowance for its covered loans because all losses had been charged off on covered loans whose performance had deteriorated from management’s expectations established in conjunction with the determination of the Day 1 Fair Values.

The following table is a summary of credit quality indicators for the Company’s purchased non-covered loans as of December 31, 2012 and 2011.

	Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition					Purchased Non- Covered Loans With Evidence of Credit Deterioration at Acquisition		Total Purchased Non-Covered Loans
	FV 33	FV 44	FV 55	FV 36	FV 77	FV 66	FV 88
	(Dollars in thousands)
December 31, 2012:
Real Estate	$5,042	$10,218	$8,705	$1,229	$—	$4,089	$—	$29,283
Commercial and industrial	576	1,802	1,788	384	—	783	—	5,333
Consumer	857	231	79	1,341	—	1,660	—	4,168
Other	222	110	102	2,071	—	245	—	2,750

Total	$6,697	$12,361	$10,674	$5,025	$—	$6,777	$—	$41,534

December 31, 2011:
Real Estate	$—	$—	$—	$—	$—	$71	$—	$71
Commercial and industrial	—	—	—	—	—	631	—	631
Consumer	—	—	—	—	—	4,001	—	4,001
Other	—	—	—	—	—	96	—	96

Total	$—	$—	$—	$—	$—	$4,799	$—	$4,799

At the time of acquisition of purchased non-covered loans, management individually evaluates substantially all loans acquired in the transaction. For those purchased loans without evidence of credit deterioration, management evaluates each reviewed loan using an internal grading system with a grade assigned to each loan at the date of acquisition. The grade for each purchased non-covered loan is reviewed subsequent to the date of acquisition any time a loan is renewed or extended or at any time information becomes available to the Company that provides material insight regarding the loan’s performance, the borrower or the underlying collateral. To the extent that a loan is performing in accordance with management’s initial expectations, such loan is not considered impaired and is not considered in the determination of the required allowance for loan and lease losses. To the extent that current information indicates it is probable that the Company will not be able to collect all amounts according to the contractual terms thereon, such loan is considered impaired and is considered in the determination of the required level of allowance for loan and lease losses.

The following grades are used for purchased non-covered loans without evidence of credit deterioration.

FV 33 –	Loans in this category are considered to be satisfactory with minimal credit risk and are generally considered collectible.

FV 44 –	Loans in this category are considered to be marginally satisfactory with minimal to moderate credit risk and are generally considered collectible.

FV 55 –	Loans in this category exhibit weakness and are considered to have elevated credit risk and elevated risk of repayment.

FV 36 –	Loans in this category were not individually reviewed at the date of purchase and are assumed to have characteristics similar to the characteristics of the aggregate acquired portfolio.

FV 77 –	Loans in this category have deteriorated since the date of purchase and are considered impaired.

In determining the Day 1 Fair Values of purchased non-covered loans without evidence of credit deterioration at the date of acquisition, management includes (i) no carry over of any previously recorded allowance for loan losses and (ii) an adjustment of the unpaid principal balance to reflect an appropriate market rate of interest, given the risk profile and grade assigned to each loan. This adjustment will be accreted into earnings as an adjustment to the yield on purchased non-covered loans, using the effective yield method, over the remaining life of each loan.

Purchased non-covered loans that contain evidence of credit deterioration on the date of purchase are accounted for in accordance with the provisions of GAAP applicable to loans acquired with deteriorated credit quality. At the time such purchased non-covered loans with evidence of credit deterioration are acquired, management individually evaluates each loan to determine the estimated fair value of each loan. This evaluation includes no carryover of any previously recorded allowance for loan and lease losses. In determining the estimated fair value of purchased non-covered loans with evidence of credit deterioration, management considers a number of factors including, among other things, the remaining life of the acquired loans, estimated prepayments, estimated loss ratios, estimated value of the underlying collateral, estimated holding periods, and net present value of cash flows expected to be received.

Management separately monitors purchased non-covered loans with evidence of credit deterioration on the date of purchase and periodically reviews such loans contained within this portfolio against the factors and assumptions used in determining the Day 1 Fair Values. A loan is reviewed (i) any time it is renewed or extended, (ii) at any other time additional information becomes available to the Company that provides material additional insight regarding the loan’s performance, the status of the borrower, or the quality or value of the underlying collateral, or (iii) in conjunction with the annual review of projected cash flows of each acquired portfolio. Management separately reviews, on an annual basis, the performance of the portfolio on purchased non-covered loans with evidence of credit deterioration, or more frequently to the extent that material information becomes available regarding the performance of an individual loan, to make determinations of the constituent loans’ performance and to consider whether there has been any significant change in performance since management’s initial expectations established in conjunction with the determination of the Day 1 Fair Values. To the extent that a loan is performing in accordance with or exceeding management’s performance expectation established in conjunction with the determination of the Day 1 Fair Values, such loan is rated FV 66, is not included in any of the credit quality ratios, is not considered to be a nonaccrual or impaired loan, and is not considered in the determination of the required allowance for loan and lease losses. To the extent that a loan’s performance has deteriorated from management’s expectation established in conjunction with the determination of the Day 1 Fair Values, such loan is rated FV 88, is included in certain of the Company’s credit quality metrics, is generally considered an impaired loan, and is considered in the determination of the required level of allowance for loan and lease losses. Any improvement in the expected performance of such loan would result in a reversal of the provision for loan and lease losses to the extent of prior charges and then an adjustment to accretable yield, which would have a positive impact on interest income.

The Company had no loans rated FV 88 at December 31, 2012 or 2011. Additionally, the Company had no allowance for its purchased non-covered loans at December 31, 2012 or 2011 as all such loans are performing in accordance with management’s expectations established in conjunction with the determination of the Day 1 Fair Values.

The following table is a summary of impaired loans and leases, excluding purchased non-covered loans and covered loans, as of and for the years ended December 31, 2012 and 2011.

	Principal Balance	Net Charge-offs to Date	Principal Balance, Net of Charge-offs	Specific Allowance	Average Carrying Value
	(Dollars in thousands)
December 31, 2012:
Impaired loans and leases for which there is a related ALLL:
Real estate:
Residential 1-4 family	$1,887	$(219)	$1,668	$518	$1,622
Non-farm/non-residential	204	(1)	203	53	234
Construction/land development	711	(660)	51	7	38
Agricultural	599	(40)	559	254	291
Commercial and industrial	1,473	(911)	562	649	620
Consumer	243	(240)	3	—	8
Other	527	(517)	10	2	24

Total impaired loans and leases with a related ALLL	5,644	(2,588)	3,056	1,483	2,837

Impaired loans and leases for which there is not a related ALLL:
Real estate:
Residential 1-4 family	1,550	(312)	1,238	—	1,721
Non-farm/non-residential	4,267	(1,572)	2,695	—	2,432
Construction/land development	837	(346)	491	—	600
Agricultural	801	(375)	426	—	374
Commercial and industrial	443	(244)	199	—	426
Consumer	31	(1)	30	—	31
Other	159	(147)	12	—	13

Total impaired loans and leases without a related ALLL	8,088	(2,997)	5,091	—	5,597

Total impaired loans and leases	$13,732	$(5,585)	$8,147	$1,483	$8,434

December 31, 2011:
Impaired loans and leases for which there is a related ALLL:
Real estate:
Residential 1-4 family	$3,200	$(1,675)	$1,525	$415	$504
Non-farm/non-residential	2,931	(146)	2,785	410	1,173
Construction/land development	238	(90)	148	31	882
Agricultural	9	(9)	—	—	575
Commercial and industrial	3,071	(1,775)	1,296	868	844
Consumer	101	(28)	73	57	81
Other	46	(35)	11	2	30

Total impaired loans and leases with a related ALLL	9,596	(3,758)	5,838	1,783	4,089

Impaired loans and leases for which there is not a related ALLL:
Real estate:
Residential 1-4 family	2,121	(407)	1,714	—	1,239
Non-farm/non-residential	1,159	(107)	1,052	—	1,633
Construction/land development	6,254	(3,401)	2,853	—	5,833
Agricultural	842	(105)	737	—	1,000
Multifamily residential	133	(133)	—	—	15
Commercial and industrial	294	(200)	94	—	194
Consumer	47	(33)	14	—	15
Other	—	—	—	—	5

Total impaired loans and leases without a related ALLL	10,850	(4,386)	6,464	—	9,934

Total impaired loans and leases	$20,446	$(8,144)	$12,302	$1,783	$14,023

Interest income on impaired loans and leases is recognized on a cash basis when and if actually collected. Total interest income recognized on impaired loans and leases for the years ended December 31, 2012, 2011 and 2010 was not material.

The following table is an aging analysis of past due loans and leases, excluding purchased non-covered loans and covered loans, at December 31, 2012 and 2011.

	30-89 Days Past Due(1)	90 Days or More(2)	Total Past Due	Current(3)	Total
	(Dollars in thousands)
December 31, 2012:
Real estate:
Residential 1-4 family	$3,656	$1,160	$4,816	$267,236	$272,052
Non-farm/non-residential	3,284	2,524	5,808	802,098	807,906
Construction/land development	868	329	1,197	577,579	578,776
Agricultural	952	570	1,522	49,097	50,619
Multifamily residential	312	—	312	140,931	141,243
Commercial and industrial	1,091	185	1,276	158,528	159,804
Consumer	425	57	482	29,299	29,781
Direct financing leases	—	—	—	68,022	68,022
Other	9	—	9	7,622	7,631

Total	$10,597	$4,825	$15,422	$2,100,412	$2,115,834

December 31, 2011:
Real estate:
Residential 1-4 family	$2,449	$1,757	$4,206	$256,196	$260,402
Non-farm/non-residential	3,448	3,448	6,896	701,870	708,766
Construction/land development	10,453	2,827	13,280	464,826	478,106
Agricultural	275	727	1,002	70,156	71,158
Multifamily residential	319	—	319	141,812	142,131
Commercial and industrial	1,477	348	1,825	118,223	120,048
Consumer	669	120	789	35,372	36,161
Direct financing leases	42	277	319	54,426	54,745
Other	79	—	79	8,887	8,966

Total	$19,211	$9,504	$28,715	$1,851,768	$1,880,483

(1)	Includes $1.0 million of loans and leases, excluding purchased non-covered loans and covered loans, on nonaccrual status at both December 31, 2012 and 2011.
(2)	All loans and leases greater than 90 days past due, excluding purchased non-covered loans and covered loans, were on nonaccrual status at December 31, 2012 and 2011.
(3)	Includes $3.3 million and $1.4 million of loans and leases, excluding purchased non-covered loans and covered loans, on nonaccrual status at December 31, 2012 and 2011, respectively.

The following table is an aging analysis of past due covered loans at December 31, 2012 and 2011.

	30-89 Days Past Due	90 Days or More	Total Past Due	Current	Total Covered Loans
	(Dollars in thousands)
December 31, 2012:
Real estate:
Residential 1-4 family	$9,539	$20,958	$30,497	$121,851	$152,348
Non-farm/non-residential	18,476	55,753	74,229	213,875	288,104
Construction/land development	6,693	42,604	49,297	55,790	105,087
Agricultural	1,063	3,338	4,401	15,289	19,690
Multifamily residential	—	3,345	3,345	7,356	10,701
Commercial and industrial	901	4,133	5,034	13,462	18,496
Consumer	29	5	34	142	176
Other	—	—	—	1,637	1,637

Total	$36,701	$130,136	$166,837	$429,402	$596,239

December 31, 2011:
Real estate:
Residential 1-4 family	$12,013	$34,075	$46,088	$156,532	$202,620
Non-farm/non-residential	26,023	71,898	97,921	271,835	369,756
Construction/land development	15,335	54,165	69,500	91,372	160,872
Agricultural	3,111	4,390	7,501	16,603	24,104
Multifamily residential	288	4,208	4,496	11,398	15,894
Commercial and industrial	795	4,390	5,185	24,564	29,749
Consumer	246	14	260	698	958
Other	14	133	147	2,822	2,969

Total	$57,825	$173,273	$231,098	$575,824	$806,922

At December 31, 2012 and 2011, a significant portion of the Company’s covered loans were past due, including many that were 90 days or more past due. However, such delinquencies were included in the Company’s performance expectations in determining the Day 1 Fair Values. Accordingly, all covered loans continue to accrete interest income and all covered loans rated “FV 1” continue to perform in accordance with management’s expectations established in conjunction with the determination of the Day 1 Fair Values.

The following table is an aging analysis of past due purchased non-covered loans at December 31, 2012 and 2011.

	30-89 Days Past Due	90 Days or More	Total Past Due	Current	Total Purchased Non-Covered Loans
	(Dollars in thousands)
December 31, 2012:
Real estate	$3,061	$3,025	$6,086	$23,197	$29,283
Commercial and industrial	855	2,589	3,444	1,889	5,333
Consumer	431	1,295	1,726	2,442	4,168
Other	434	259	693	2,057	2,750

Total	$4,781	$7,168	$11,949	$29,585	$41,534

December 31, 2011:
Real estate	$—	$—	$—	$71	$71
Commercial and industrial	—	121	121	510	631
Consumer	363	159	522	3,479	4,001
Other	—	—	—	96	96

Total	$363	$280	$643	$4,156	$4,799

Foreclosed Assets not Covered by FDIC Loss Share Agreements	12 Months Ended
Dec. 31, 2012
Foreclosed Assets not Covered by FDIC Loss Share Agreements

7. Foreclosed Assets Not Covered by FDIC Loss Share Agreements

The following table is a summary of activity within foreclosed assets not covered by FDIC loss share agreements for the periods indicated.

	Year Ended December 31,
	2012	2011	2010
	(Dollars in thousands)
Balance - beginning of year	$31,762	$42,216	$61,148
Loans transferred into foreclosed assets not covered by FDIC loss share agreements	9,047	10,676	17,095
Sales of foreclosed assets not covered by FDIC loss share agreements	(25,482)	(11,719)	(27,152)
Writedowns of foreclosed assets not covered by FDIC loss share agreements	(1,713)	(9,525)	(8,960)
Foreclosed assets acquired in acquisitions - not covered by FDIC loss share agreements	310	114	85

Balance - end of year	$13,924	$31,762	$42,216

The amount and type of foreclosed assets not covered by FDIC loss share agreements are as follows:

	December 31,
	2012	2011
	(Dollars in thousands)
Real estate:
Residential 1-4 family	$2,863	$1,078
Non-farm/non-residential	2,481	2,857
Construction/land development	8,072	27,675
Agricultural	378	—

Total real estate	13,794	31,610
Commercial and industrial	102	145
Consumer	28	7

Foreclosed assets not covered by FDIC loss share agreements	$13,924	$31,762

Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises and Equipment

8. Premises and Equipment

The following table is a summary of premises and equipment.

	December 31,
	2012	2011
	(Dollars in thousands)
Land	$72,499	$64,226
Construction in progress	2,498	1,849
Buildings and improvements	135,840	114,081
Leasehold improvements	5,158	5,147
Equipment	51,548	36,212

Gross premises and equipment	267,543	221,515
Accumulated depreciation	(41,789)	(34,982)

Premises and equipment, net	$225,754	$186,533

The Company capitalized $0.1 million of interest on construction projects during each of the years ended December 31, 2012, 2011 and 2010. Included in occupancy expense is rent of $1.6 million, $2.0 million and $1.1 million incurred under noncancelable operating leases in 2012, 2011 and 2010, respectively, for leases of real estate, buildings and premises. These leases contain certain renewal and purchase options according to the terms of the agreements. Future amounts due under these noncancelable leases at December 31, 2012 are as follows: $1.1 million in 2013, $0.8 million in 2014, $0.7 million in 2015, $0.5 million in 2016, $0.4 million in 2017 and $1.2 million thereafter. Rental income recognized for leases of buildings and premises under operating leases was $1.2 million for 2012, $1.1 million for 2011 and $1.1 million for 2010.

Deposits	12 Months Ended
Dec. 31, 2012
Deposits

9. Deposits

The following table is a summary of the scheduled maturities of all time deposits.

	December 31,
	2012	2011
	(Dollars in thousands)
Up to one year	$684,118	$820,742
Over one to two years	65,138	63,932
Over two to three years	25,425	21,933
Over three to four years	3,366	7,025
Over four to five years	2,188	4,451
Thereafter	614	173

Total time deposits	$780,849	$918,256

The aggregate amount of time deposits with a minimum denomination of $100,000 was $337.6 million and $409.6 million at December 31, 2012 and 2011, respectively.

Borrowings	12 Months Ended
Dec. 31, 2012
Borrowings

10. Borrowings

Short-term borrowings with original maturities less than one year include FHLB-Dallas advances, Federal Reserve Bank (“FRB”) borrowings, treasury, tax and loan note accounts and federal funds purchased. The following table is a summary of information relating to these short-term borrowings.

	December 31,
	2012	2011
	(Dollars in thousands)
Average annual balance	$10,900	$14,956
December 31 balance	—	21,050
Maximum month-end balance during year	58,925	54,077
Interest rate:
Weighted-average - year	0.36%	0.33%
Weighted-average - December 31	—	0.35

At both December 31, 2012 and 2011, the Company had fixed rate FHLB-Dallas advances with original maturities exceeding one year of $280.8 million. These fixed rate advances bear interest at rates ranging from 1.34% to 4.54% at December 31, 2012, are collateralized by a blanket lien on a substantial portion of the Company’s real estate loans and are subject to prepayment penalties if repaid prior to maturity date. At December 31, 2012, the Bank had $426 million of unused FHLB-Dallas borrowing availability.

At December 31, 2012, aggregate annual maturities and weighted-average interest rates of FHLB-Dallas advances with an original maturity of over one year were as follows:

Maturity	Amount	Weighted-Average Interest Rate
	(Dollars in thousands)

2013	$31	3.22%
2014	32	3.25
2015	33	3.27
2016	21	4.54
2017	260,022	3.89
2018	20,023	2.54
Thereafter	601	4.54

Total	$280,763	3.80

Included in the above table are $280.0 million of FHLB-Dallas advances that contain quarterly call features and are callable as follows:

	Amount	Weighted-Average Interest Rate	Maturity
	(Dollars in thousands)
Callable quarterly	$260,000	3.90%	2017
Callable quarterly	20,000	2.53	2018

Total	$280,000	3.80

Subordinated Debentures	12 Months Ended
Dec. 31, 2012
Subordinated Debentures

11. Subordinated Debentures

At December 31, 2012 the Company had the following issues of trust preferred securities outstanding and subordinated debentures owed to the Trusts.

	Subordinated Debentures Owed to Trust	Trust Preferred Securities of the Trust	Interest Rate at December 31, 2012	Final Maturity Date
	(Dollars in thousands)
Ozark III	$14,434	$14,000	3.29%	September 25, 2033
Ozark II	14,433	14,000	3.26	September 29, 2033
Ozark IV	15,464	15,000	2.53	September 28, 2034
Ozark V	20,619	20,000	1.99	December 15, 2036

Total	$64,950	$63,000

On September 25, 2003, Ozark III sold to investors in a private placement offering $14 million of adjustable rate trust preferred securities, and on September 29, 2003, Ozark II sold to investors in a private placement offering $14 million of adjustable rate trust preferred securities (collectively, “2003 Securities”). The 2003 Securities bear interest, adjustable quarterly, at 90-day London Interbank Offered Rate (“LIBOR”) plus 2.95% for Ozark III and 90-day LIBOR plus 2.90% for Ozark II. The aggregate proceeds of $28 million from the 2003 Securities were used to purchase an equal principal amount of adjustable rate subordinated debentures of the Company that bear interest, adjustable quarterly, at 90-day LIBOR plus 2.95% for Ozark III and 90-day LIBOR plus 2.90% for Ozark II (collectively, “2003 Debentures”).

On September 28, 2004, Ozark IV sold to investors in a private placement offering $15 million of adjustable rate trust preferred securities (“2004 Securities”). The 2004 Securities bear interest, adjustable quarterly, at 90-day LIBOR plus 2.22%. The $15 million proceeds from the 2004 Securities were used to purchase an equal principal amount of adjustable rate subordinated debentures of the Company that bear interest, adjustable quarterly, at 90-day LIBOR plus 2.22% (“2004 Debentures”).

On September 29, 2006, Ozark V sold to investors in a private placement offering $20 million of adjustable rate trust preferred securities (“2006 Securities”). The Securities bear interest, adjustable quarterly, at 90-day LIBOR plus 1.60%. The $20 million proceeds from the 2006 Securities were used to purchase an equal principal amount of adjustable rate subordinated debentures of the Company that bear interest, adjustable quarterly, at 90-day LIBOR plus 1.60% (“2006 Debentures”).

In addition to the issuance of these adjustable rate securities, Ozark II and Ozark III collectively sold $0.9 million, Ozark IV sold $0.4 million and Ozark V sold $0.6 million of trust common equity to the Company. The proceeds from the sales of the trust common equity were used, respectively, to purchase $0.9 million of 2003 Debentures, $0.4 million of 2004 Debentures and $0.6 million of 2006 Debentures issued by the Company.

At both December 31, 2012 and 2011, the Company had an aggregate of $64.9 million of subordinated debentures outstanding and had an asset of $1.9 million representing its investment in the common equity issued by the Trusts. At both December 31, 2012 and 2011, the sole assets of the Trusts are the respective adjustable rate debentures and the liabilities of the respective Trusts are the 2003 Securities, the 2004 Securities and the 2006 Securities. The Trusts had aggregate common equity of $1.9 million and did not have any restricted net assets at both December 31, 2012 and 2011. The Company has, through various contractual arrangements, fully and unconditionally guaranteed all obligations of the Trusts with respect to the 2003 Securities, the 2004 Securities and the 2006 Securities. Additionally, there are no restrictions on the ability of the Trusts to transfer funds to the Company in the form of cash dividends, loans or advances. The Company has the option to defer interest payments on the subordinated debentures from time to time for a period not to exceed five consecutive years.

These securities generally mature at or near the 30th anniversary date of each issuance. However, these securities and debentures may be prepaid at par, subject to regulatory approval, prior to maturity at any time on or after September 25 and 29, 2008 for the two issues of 2003 Securities and 2003 Debentures; on or after September 28, 2009 for the 2004 Securities and 2004 Debentures; and on or after December 15, 2011 for the 2006 Securities and 2006 Debentures, or at an earlier date upon certain changes in tax laws, investment company laws or regulatory capital requirements.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

12. Income Taxes

The following table is a summary of the components of the provision (benefit) for income taxes.

	Year Ended December 31,
	2012	2011	2010
	(Dollars in thousands)
Current:
Federal	$37,254	$33,360	$15,696
State	4,489	4,982	2,723

Total current	41,743	38,342	18,419

Deferred:
Federal	(6,384)	10,230	6,895
State	(1,424)	1,636	1,300

Total deferred	(7,808)	11,866	8,195

Provision for income taxes	$33,935	$50,208	$26,614

The reconciliation between the statutory federal income tax rate and effective income tax rate is as follows:

	Year Ended December 31,
	2012	2011	2010
Statutory federal income tax rate	35.0%	35.0%	35.0%
Increase (decrease) in taxes resulting from:
State income taxes, net of federal benefit	1.8	2.8	2.9
Effect of tax-exempt interest income	(5.0)	(3.8)	(7.2)
Effect of BOLI and other tax-exempt income	(0.8)	(0.5)	(0.8)
Other, net	(0.4)	(0.4)	(0.5)

Effective income tax rate	30.6%	33.1%	29.4%

Income tax benefits from the exercise of stock options in the amount of $1.5 million, $0.9 million and $0.5 million in 2012, 2011 and 2010, respectively, were recorded as an increase to additional paid-in capital.

At December 31, 2012 and 2011, respectively, current income taxes payable of $2.8 million and $15.4 million were included in other liabilities.

The types of temporary differences between the tax basis of assets and liabilities and their financial reporting amounts that give rise to deferred income tax assets and liabilities and their approximate tax effects are as follows:

	December 31,
	2012	2011
	(Dollars in thousands)
Deferred tax assets:
Allowance for loan and lease losses	$14,939	$15,148
Stock-based compensation	1,831	1,435
Deferred compensation	1,767	1,429
Foreclosed assets	3,080	5,644

Gross deferred tax assets	21,617	23,656

Deferred tax liabilities:
Accelerated depreciation on premises and equipment	13,940	9,562
Investment securities AFS	6,959	6,020
Deferred gains on FDIC-assisted acquisitions	8,810	22,991
Other, net	799	950

Gross deferred tax liabilities	30,508	39,523

Net deferred tax assets (liabilities)	$(8,891)	$(15,867)

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans

13. Employee Benefit Plans

The Company maintains a qualified retirement plan (the “401(k) Plan”) with a salary deferral feature designed to qualify under Section 401 of the Internal Revenue Code (the “Code”). The 401(k) Plan permits employees of the Company to defer a portion of their compensation in accordance with the provisions of Section 401(k) of the Code. Matching contributions may be made in amounts and at times determined by the Company. Certain other statutory limitations with respect to the Company’s contribution under the 401(k) Plan also apply. Amounts contributed by the Company for a participant vest over six years and are held in trust until distributed pursuant to the terms of the 401(k) Plan.

Contributions to the 401(k) Plan are invested in accordance with participant elections among certain investment options. Distributions from participant accounts are not permitted before age 65, except in the event of death, permanent disability, certain financial hardships or termination of employment. The Company made matching cash contributions to the 401(k) Plan during 2012, 2011 and 2010 of $0.9 million, $0.8 million and $0.6 million, respectively.

On August 21, 2012, the Company’s board of directors amended the 401(k) Plan to make it a Safe-Harbor Cost or Deferred Arrangement (“Safe-Harbor CODA”) effective January 1, 2013. As a result, (i) certain key employees are now eligible to make salary deferrals into the 401(k) Plan beginning January 1, 2013, (ii) the 401(k) Plan is no longer subject to any provisions of the average deferral percentage test described in Code section 401(k)(3) or the average contribution percentage test described in Code section 401(m)(2), (iii) the basic matching contribution is (a) 100% of the amount of the employee’s deferrals that do not exceed 3% of the employee’s compensation for the year plus (b) 50% of the amount of the employee’s elective deferrals that exceed 3% but do not exceed 5% of the employee’s compensation for the year, and (iv) all employer matching contributions made under the provisions of the Safe-Harbor CODA are non-forfeitable.

Beginning January 1, 2005 and continuing until the amendment of the 401(k) Plan to make it a Safe-Harbor CODA, certain key employees of the Company were excluded from further salary deferrals to the 401(k) Plan, but were eligible to make salary deferrals through participation in the Bank of the Ozarks, Inc. Deferred Compensation Plan (the “Plan”). The Plan, an unfunded deferred compensation arrangement for the group of employees designated as key employees, including certain of the Company’s executive officers, was adopted by the Company’s board of directors on December 14, 2004 and became effective January 1, 2005. Under the terms of the Plan, eligible participants may elect to defer a portion of their compensation. Such deferred compensation is distributable in lump sum or specified installments upon separation from service with the Company or upon other specified events as defined in the Plan. The Company has the ability to make a contribution to each participant’s account, limited to one half of the first 6% of compensation deferred by the participant and subject to certain other limitations. Amounts deferred under the Plan are to be invested in certain approved investments (excluding securities of the Company or its affiliates). Company contributions to the Plan in 2012, 2011 and 2010 totaled $122,000, $123,000 and $117,000, respectively. At December 31, 2012 and 2011, the Company had Plan assets, along with an equal amount of liabilities, totaling $4.2 million and $3.5 million, respectively, recorded on the accompanying consolidated balance sheet. On August 21, 2012, the Company’s board of directors, in conjunction with amending the 401(k) Plan, amended the Plan such that the Company no longer matches any participant salary deferrals made into the Plan.

Effective May 4, 2010, the Company established a Supplemental Executive Retirement Plan (“SERP”) and certain other benefit arrangements for its Chairman and Chief Executive Officer. Pursuant to the SERP, this officer is entitled to receive 180 equal monthly payments of $32,197, or $386,360 annually, commencing at the later of obtaining age 70 or separation from service. If separation from service occurs prior to age 70, such benefit will be at a reduced amount. The costs of such benefits, assuming a retirement date at age 70, will be fully accrued by the Company at such retirement date. During 2012, 2011 and 2010, respectively, the Company accrued $161,000, $148,000 and $89,000 for the future benefits payable under the SERP. The SERP is an unfunded plan and is considered a general contractual obligation of the Company.

Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation

14. Stock-Based Compensation

The Company has a nonqualified stock option plan for certain key employees and officers of the Company. This plan provides for the granting of nonqualified options to purchase shares of common stock in the Company. No option may be granted under this plan for less than the fair market value of the common stock, defined by the plan as the average of the highest reported asked price and the lowest reported bid price, on the date of the grant. The benefits or amounts that may be received by or allocated to any particular officer or employee of the Company under this plan will be determined in the sole discretion of the Company’s board of directors or its personnel and compensation committee. While the vesting period and the termination date for the employee plan options are determined when options are granted, all such employee options outstanding at December 31, 2012 were issued with a vesting period of three years and expire seven years after issuance. At December 31, 2012 there were 602,050 shares available for future grants under this plan.

The Company also has a nonqualified stock option plan for non-employee directors. This plan permits each director who is not otherwise an employee of the Company, or any subsidiary, to receive options to purchase 1,000 shares of the Company’s common stock on the day following his or her election as a director of the Company at each annual meeting of stockholders and up to 1,000 shares upon election or appointment for the first time as a director of the Company. No option may be granted under this plan for less than the fair market value of the common stock, defined by the plan as the average of the highest reported asked price and the lowest reported bid price, on the date of the grant. These options are exercisable immediately and expire ten years after issuance.

All shares issued in connection with options exercised under both the employee and non-employee director stock option plans are in the form of newly-issued shares.

The following table summarizes stock option activity for both the employee and non-employee director stock option plans for the year ended December 31, 2012.

	Options	Weighted-Average Exercise Price/Share	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding - January 1, 2012	991,100	$17.45
Granted	268,550	31.79
Exercised	(267,300)	14.88
Forfeited	(35,200)	19.45

Outstanding - December 31, 2012	957,150	$22.12	5.0	$10,863	(1)

Fully vested and exercisable at December 31, 2012	320,300	$15.13	3.2	$5,875	(1)

Expected to vest in future periods	518,660

Fully vested and expected to vest at December 31, 2012(2)	838,960	$21.55	4.9	$9,999	(1)

(1)	Based on closing price of $33.47 per share on December 31, 2012.
(2)	At December 31, 2012 the Company estimates that options to purchase 118,190 shares of the Company’s common stock will not vest and will be forfeited prior to their vesting date.

Intrinsic value for stock options is defined as the amount by which the current market price of the underlying stock exceeds the exercise price. For those stock options where the exercise price exceeds the current market price of the underlying stock, the intrinsic value is zero. The total intrinsic value of options exercised during 2012, 2011 and 2010 was $4.4 million, $2.2 million and $1.4 million, respectively.

Options to purchase 268,550 shares, 235,200 shares and 221,800 shares, respectively, were granted during 2012, 2011 and 2010 with a weighted-average grant date fair value of $9.58, $7.30 and $5.69, respectively. The fair value for each option grant is estimated on the date of grant using the Black-Scholes option pricing model that uses the following assumptions. The Company uses the U.S. Treasury yield curve in effect at the time of the grant to determine the risk-free interest rate. The expected dividend yield is estimated using the current annual dividend level and recent stock price of the Company’s common stock at the date of grant. Expected stock volatility is based on historical volatilities of the Company’s common stock. The expected life of the options is calculated based on the “simplified” method as provided for under Staff Accounting Bulletin No. 110.

The weighted-average assumptions used in the Black-Scholes option pricing model for the years indicated were as follows:

	2012	2011	2010
Risk-free interest rate	0.71%	1.15%	1.22%
Expected dividend yield	1.87%	1.68%	1.69%
Expected stock volatility	40.6%	40.1%	39.0%
Expected life (years)	5.0	5.0	5.0

The total fair value of options to purchase shares of the Company’s common stock that vested during 2012, 2011 and 2010 was $0.5 million, $0.7 million and $0.7 million, respectively. Stock-based compensation expense for stock options included in non-interest expense was $1.1 million, $0.8 million, and $0.6 million for 2012, 2011 and 2010, respectively. Total unrecognized compensation cost related to nonvested stock-based compensation was $2.9 million at December 31, 2012 and is expected to be recognized over a weighted-average period of 2.4 years.

The Company has a restricted stock plan that permits issuance of up to 400,000 shares of restricted stock or restricted stock units. All officers and employees of the Company are eligible to receive awards under the restricted stock plan. The benefits or amounts that may be received by or allocated to any particular officer or employee of the Company under the restricted stock plan will be determined in the sole discretion of the Company’s board of directors or its personnel and compensation committee. Shares of common stock issued under the restricted stock plan may be shares of original issuance, shares held in treasury or shares that have been reacquired by the Company. At December 31, 2012 there were 70,750 shares available for future grants under this plan.

The following table summarizes non-vested restricted stock activity for the year ended December 31, 2012.

Shares
Outstanding - January 1, 2012	201,900
Granted	128,150
Forfeited	(800)
Earned and issued	(34,000)

Outstanding - December 31, 2012	295,250

Weighted-average grant date fair value	$26.05

Restricted stock awards of 128,150 shares, 95,700 shares, and 74,600 shares, respectively, were granted during 2012, 2011 and 2010 with a weighted-average grant date fair value of $31.86, $23.69 and $18.84, respectively. The fair value of the restricted stock awards is amortized to compensation expense over the vesting period (generally three years) and is based on the market price of the Company’s common stock at the date of grant multiplied by the number of shares granted that are expected to vest. Stock-based compensation expense for restricted stock included in non-interest expense was $1.6 million, $0.8 million and $0.2 million for 2012, 2011 and 2010, respectively. Unrecognized compensation expense for nonvested restricted stock awards was $5.6 million at December 31, 2012 and is expected to be recognized over a weighted-average period of 2.5 years.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

15. Commitments and Contingencies

The Company is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit.

The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual amount of those instruments. The Company has the same credit policies in making commitments and conditional obligations as it does for on-balance sheet instruments.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since these commitments may expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Company evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management’s credit evaluation of the counterparty. The type of collateral held varies but may include accounts receivable, inventory, property, plant and equipment, and other real or personal property.

The Company had outstanding commitments to extend credit, excluding mortgage IRLCs, of $769 million and $313 million at December 31, 2012 and 2011, respectively. The commitments extend over varying periods of time with the majority to be disbursed or to expire within a one-year period.

Outstanding standby letters of credit are contingent commitments issued by the Company generally to guarantee the performance of a customer in third party borrowing arrangements. The terms of the letters of credit are generally for a period of one year. The maximum amount of future payments the Company could be required to make under these letters of credit at December 31, 2012 and 2011 is $19.1 million and $13.5 million, respectively. The Company holds collateral to support letters of credit when deemed necessary. The total of collateralized commitments at December 31, 2012 and 2011 was $18.9 million and $13.2 million, respectively.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions

16. Related Party Transactions

The Company has had, in the ordinary course of business, lending transactions with certain of its officers, directors, director nominees and their related and affiliated parties (related parties). The following table is a summary of activity of loans to related parties for the periods indicated.

	Year Ended December 31,
	2012	2011	2010
	(Dollars in thousands)
Balance - beginning of year	$2,150	$3,374	$8,174
New loans and advances	19,778	16,978	9,258
Repayments	(19,447)	(18,202)	(13,648)
Change in composition of related parties	45	—	(410)

Balance - end of year	$2,526	$2,150	$3,374

The Company has outstanding commitments to extend credit to related parties totaling $10.6 million and $9.2 million at December 31, 2012 and 2011, respectively.

Wiring and cabling installation for certain of the Company’s facilities were performed by an entity whose ownership includes a member of the Company’s board of directors. Total payments to this entity were $25,000 in 2012, $40,000 in 2011 and $68,000 in 2010 for such installation contract work.

Regulatory Matters	12 Months Ended
Dec. 31, 2012
Regulatory Matters

17. Regulatory Matters

The Company is subject to various regulatory capital requirements administered by federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial condition and results of operations. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines that involve quantitative measures of the Company’s assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The Company’s capital amounts and classification are also subject to qualitative judgments by the regulators about component risk weightings and other factors.

Federal and state regulatory agencies generally require the Company and the Bank to maintain minimum Tier 1 and total capital to risk-weighted assets of 4.0% and 8.0%, respectively, and Tier 1 capital to average quarterly assets (Tier 1 leverage ratio) of at least 3.0%. Tier 1 capital generally consists of common equity, retained earnings, certain types of preferred stock, qualifying minority interest and trust preferred securities, subject to limitations, and excludes goodwill and various intangible assets. Total capital includes Tier 1 capital, any amounts of trust preferred securities excluded from Tier 1 capital, and the lesser of the ALLL or 1.25% of risk-weighted assets. At December 31, 2012 and 2011 the Company’s and the Bank’s Tier 1 and total capital ratios and their Tier 1 leverage ratios exceeded minimum requirements.

The actual and required regulatory capital amounts and ratios of the Company and the Bank at December 31, 2012 and 2011 are as follows:

			Required
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
December 31, 2012:
Total capital (to risk-weighted assets):
Company	$585,874	19.36%	$242,120	8.00%	$302,650	10.00%
Bank	573,926	18.95	242,263	8.00	302,829	10.00
Tier 1 capital (to risk-weighted assets):
Company	548,054	18.11	121,060	4.00	181,590	6.00
Bank	536,084	17.70	121,132	4.00	181,697	6.00
Tier 1 leverage (to average assets):
Company	548,054	14.40	114,199	3.00	190,332	5.00
Bank	536,084	14.13	113,812	3.00	189,687	5.00

December 31, 2011:
Total capital (to risk-weighted assets):
Company	$499,055	18.93%	$210,950	8.00%	$263,688	10.00%
Bank	478,690	18.23	210,068	8.00	262,585	10.00
Tier 1 capital (to risk-weighted assets):
Company	466,017	17.67	105,475	4.00	158,213	6.00
Bank	445,789	16.98	105,034	4.00	157,551	6.00
Tier 1 leverage (to average assets):
Company	466,017	12.06	115,934	3.00	193,223	5.00
Bank	445,789	11.58	115,508	3.00	192,514	5.00

The regulatory capital ratios in the table above for the Company and the Bank at December 31, 2012 include the assets acquired, liabilities assumed, and capital issued in connection with the acquisition of Genala. However, pursuant to the instructions for bank holding company regulatory reports filed with the FRB and the instructions for bank regulatory reports filed with the FDIC, separate regulatory reports were required to be filed with the FRB for the Company (without the assets and liabilities of Genala) and for Genala at December 31, 2012. Separate regulatory reports were also required to be filed with the FDIC for the Bank (without the assets and liabilities of Genala’s wholly-owned bank subsidiary, The Citizens Bank) and for the The Citizens Bank at December 31, 2012. Beginning January 1, 2013 all regulatory reports filed by the Company and the Bank will include all assets, liabilities and activity of Genala and The Citizens Bank, with separate regulatory reports for Genala and The Citizens Bank no longer required.

As of December 31, 2012 and 2011, the most recent notification from the regulators categorized the Company and the Bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the Company’s or the Bank’s category.

The state bank commissioner’s approval is required before the Bank can declare and pay any dividend of 75% or more of the net profits of the Bank after all taxes for the current year plus 75% of the retained net profits for the immediately preceding year. At December 31, 2012 and 2011, respectively, $40.4 million and $68.4 million were available for payment of dividends by the Bank without the approval of regulatory authorities.

Under FRB regulation, the Bank is also limited as to the amount it may loan to its affiliates, including the Company, and such loans must be collateralized by specific types of collateral. The maximum amount available for loan from the Bank to the Company is limited to 10% of the Bank’s capital and surplus or approximately $56 million and $47 million, respectively, at December 31, 2012 and 2011.

The Bank is required by bank regulatory agencies to maintain certain minimum balances of cash or deposits primarily with the FRB. At December 31, 2012 and 2011, these required balances aggregated $10.1 million and $11.6 million, respectively.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements

18. Fair Value Measurements

The Company measures certain of its assets and liabilities on a fair value basis using various valuation techniques and assumptions, depending on the nature of the asset or liability. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, fair value is used either annually or on a non-recurring basis to evaluate certain assets and liabilities for impairment or for disclosure purposes.

The Company applies the following fair value hierarchy.

Level 1 - Quoted prices for identical instruments in active markets.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable.

Level 3 - Instruments whose inputs are unobservable.

The following table sets forth the Company’s assets and liabilities at December 31, 2012 and 2011 that are accounted for at fair value.

	Level 1	Level 2	Level 3	Total
		(Dollars in thousands)
December 31, 2012:
Investment securities AFS(1):
Obligations of state and political subdivisons	$—	$257,345	$104,172	$361,517
U.S. Government agency residential mortgage-backed securities	—	118,284	—	118,284
Corporate bonds	—	776	—	776

Total investment securities AFS	—	376,405	104,172	480,577
Impaired non-covered loans and leases	—	—	6,664	6,664
Impaired covered loans	—	—	38,463	38,463
Foreclosed assets not covered by
FDIC loss share agreements	—	—	13,924	13,924
Foreclosed assets covered by
FDIC loss share agreements	—	—	52,951	52,951

Total assets at fair value	$—	$376,405	$216,174	$592,579

December 31, 2011:
Investment securities AFS(1):
Obligations of state and political subdivisons	$—	$348,855	$24,192	$373,047
U.S. Government agency residential mortgage-backed securities	—	48,035	—	48,035

Total investment securities AFS	—	396,890	24,192	421,082
Impaired non-covered loans and leases	—	—	10,519	10,519
Impaired covered loans	—	—	1,854	1,854
Foreclosed assets not covered by
FDIC loss share agreements	—	—	31,762	31,762
Foreclosed assets covered by
FDIC loss share agreements	—	—	72,907	72,907

Total assets at fair value	$—	$396,890	$141,234	$538,124

(1)	Does not include $13.7 million at December 31, 2012 and $17.8 million at December 31, 2011 of shares of FHLB- Dallas, FHLB-Atlanta and FNBB stock that do not have readily determinable fair values and are carried at cost.

The following table presents information related to Level 3 non-recurring fair value measurements, at December 31, 2012.

Description	Fair Values at December 31, 2012	Technique	Unobservable Inputs
		(Dollars in thousands)
Impaired non-covered loans and leases	$6,664	Third party appraisal or discounted cash flows	1. Management discount based on underlying collateral characteristics and market conditions 2. Life of loan

Impaired covered loans	$38,463	Third party appraisal and/or discounted cash flows	1. Life of loan

Foreclosed assets not covered by FDIC loss share agreements	$13,924	Third party appraisals, broker price opinions and/or discounted cash flows	1. Management discount based on collateral share agreements and market conditions 2. Discount rate 3. Holding period

Foreclosed assets covered by FDIC loss share agreements	$52,951	Third party appraisals and/or discounted cash flows	1. Discount rate 2. Holding period

The assets and liabilities acquired from Genala that are Level 3 fair value measurements consist primarily of loans and deposits. Subsequent to the Genala acquisition and to the extent that the purchased non-impaired loans do not become impaired, these loans and deposits will no longer be carried at fair value but rather, for loans, will be adjusted for any subsequent advances, pay downs, amortization or accretion of any premium or discount on purchase, charge-offs, or other adjustments to carrying value and, for deposits, will be adjusted for subsequent maturities and new account originations.

The following methods and assumptions are used to estimate the fair value of the Company’s assets and liabilities that are accounted for at fair value.

Investment securities — The Company utilizes independent third parties as its principal sources for determining fair value of investment securities which are measured on a recurring basis. As a result, the Company receives estimates of fair values from at least two independent pricing sources for the majority of its individual securities within its investment portfolio. For investment securities traded in an active market, the fair values are obtained from independent pricing services and are based on quoted market prices if available. If quoted market prices are not available, fair values are based on market prices for comparable securities, broker quotes or comprehensive interest rate tables, pricing matrices or a combination thereof. For investment securities traded in a market that is not active, fair value is determined using unobservable inputs. Additionally, the valuation of investment securities acquired in FDIC-assisted or traditional acquisitions may include certain unobservable inputs. All fair value estimates received by the Company from its investment securities are reviewed and approved on a quarterly basis by the Company’s Investment Portfolio Manager and its Chief Financial Officer.

The Company acquired approximately $87.6 million in investment securities with the Genala acquisition, which were comprised of U.S. Government agency residential mortgage-backed securities and obligations of state and political subdivisions. In determining the fair value of the acquired investment securities, the Company initially used two independent third parties as pricing sources. The Company then reviewed specific characteristics of each investment security and made additional fair value adjustments to certain securities. The additional fair value adjustments related to various discount factors applied for the impact of uncertain market conditions in liquidating the securities not typically held in the Company’s investment portfolio and for the securities with optional call dates that have elapsed or have a relatively short time until they elapse. These discount factors ranged from 50 basis points to 318 basis points. There were also certain investment securities the Company deemed as impaired. Accordingly, $81.1 million of the investment securities acquired in the Genala transaction were deemed to be Level 3 and $6.5 million were deemed to be Level 2 in the fair value hierarchy at December 31, 2012.

The Company has determined that certain of its investment securities had a limited to non-existent trading market at December 31, 2012 and 2011. As a result, the Company considers these investments as Level 3 in the fair value hierarchy. Specifically the fair values of certain obligations of state and political subdivisions consisting of certain unrated private placement bonds (the “private placement bonds”) in the amount of $23.1 million and $24.2 million at December 31, 2012 and 2011, respectively, were calculated using Level 3 hierarchy inputs and assumptions as the trading market for such securities was determined to be “not active”. This determination was based on the limited number of trades or, in certain cases, the existence of no reported trades for the private placement bonds. The private placement bonds are generally prepayable at par value at the option of the issuer. As a result, management believes the private placement bonds should be valued at the lower of (i) the matrix pricing provided by the Company’s third party pricing services for comparable unrated municipal securities or (ii) par value. At December 31, 2012 and 2011, the third party pricing matrices valued the Company’s total portfolio of private placement bonds at $23.8 million and $24.5 million, respectively, which exceeded the lower of the matrix pricing or par value of the private placement bonds by $0.7 million and $0.3 million at December 31, 2012 and 2011, respectively. Accordingly, at December 31, 2012 and 2011 the Company reported the private placement bonds at $23.1 million and $24.2 million, respectively.

Impaired non-covered loans and leases — For non-covered loans and leases that are deemed impaired, fair values are measured on a non-recurring basis and are based on the underlying collateral value of the impaired loan or lease, net of holding and selling costs, or the estimated discounted cash flows for such loan or lease. The Company has reduced the carrying value of its impaired loans and leases (all of which are included in nonaccrual loans and leases) by $7.1 million and $9.9 million, respectively, to the estimated fair value of $6.7 million and $10.5 million, respectively, for such loans and leases at December 31, 2012 and 2011. These adjustments to reduce the carrying value of impaired loans and leases to estimated fair value during 2012 and 2011 consisted of $5.6 million and $8.1 million, respectively, of partial charge-offs and $1.5 million and $1.8 million, respectively, of specific loan and lease loss allocations.

Impaired covered loans — The fair values of impaired covered loans are measured on a non-recurring basis. As of December 31, 2012 and 2011, the Company had identified purchased loans covered by FDIC loss share agreements acquired in its FDIC-assisted acquisitions where the expected performance of such loans had deteriorated from management’s performance expectations established in conjunction with the determination of the Day 1 Fair Values. As a result the Company recorded partial charge-offs, net of adjustments to the FDIC loss share receivable and the FDIC clawback payable, totaling $6.2 million for 2012 and $0.3 million for 2011 for such loans. The Company also recorded $6.2 million for 2012 and $0.3 million for 2011 of provision for loan and lease losses to cover such charge-offs. In addition to those net charge-offs, the Company also transferred certain of these covered loans to covered foreclosed assets. As a result of these actions, the Company had $38.5 million and $1.9 million of impaired covered loans at December 31, 2012 and 2011, respectively.

Foreclosed assets not covered by FDIC loss share agreements — Repossessed personal properties and real estate acquired through or in lieu of foreclosure are measured on a non-recurring basis and are initially recorded at the lesser of current principal investment or fair value less estimated cost to sell at the date of repossession or foreclosure. Valuations of these assets are periodically reviewed by management with the carrying value of such assets adjusted to the then estimated fair value net of estimated selling costs, if lower, until disposition. Fair values of foreclosed and repossessed assets held for sale are generally based on third party appraisals, broker price opinions or other valuations of the property, resulting in a Level 3 classification.

Foreclosed assets covered by FDIC loss share agreements — Foreclosed assets covered by FDIC loss share agreements, or covered foreclosed assets, are recorded at estimated fair value on the date of acquisition. In estimating the fair value of covered foreclosed assets, management considers a number of factors including, among others, appraised value, estimated selling prices, estimated selling costs, estimating holding periods and net present value of cash flows expected to be received. A discount rate ranging from 8.0% to 9.5% per annum was used to determine the net present value of covered foreclosed assets. Valuations of these assets are measured on a non-recurring basis and are periodically reviewed by management with the carrying value of such assets adjusted to the then estimated fair value net of estimated selling costs, if lower, until disposition.

The following table presents additional information about assets measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value.

Investment Securities AFS
(Dollars in thousands)
Balances - January 1, 2011	$20,036
Total realized gains/(losses) included in earnings	(44)
Total unrealized gains/(losses) included in other comprehensive income	82
Purchases	4,500
Paydowns	(1,112)
Transfers in and/or out of Level 3	730

Balances – December 31, 2011	$24,192
Total realized gains/(losses) included in earnings	—
Total unrealized gains/(losses) included in other comprehensive income	359
Paydowns	(1,150)
Sales	(350)
Acquired in Genala acquisition	81,121
Transfers in and/or out of Level 3	—

Balances - December 31, 2012	$104,172

During 2012 and 2011, there were no transfers of assets or liabilities measured at fair value between Level 1 and Level 2 fair value hierarchy.

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments

19. Fair Value of Financial Instruments

The following methods and assumptions were used to estimate the fair value of financial instruments.

Cash and due from banks — For these short-term instruments, the carrying amount is a reasonable estimate of fair value.

Investment securities — The Company utilizes independent third parties as its principal sources for determining fair value of investment securities which are measured on a recurring basis. As a result, the Company receives estimates of fair values from at least two independent pricing sources for the majority of its individual securities within its investment portfolio. For investment securities traded in an active market, the fair values are obtained from independent pricing services and are based on quoted market prices if available. If quoted market prices are not available, fair values are based on market prices for comparable securities, broker quotes, comprehensive interest rate tables, pricing matrices or a combination thereof. For investment securities traded in a market that is not active, fair value is determined using unobservable inputs. Additionally, the valuation of investment securities acquired in FDIC-assisted or traditional acquisitions may include certain unobservable inputs. All fair value estimates received by the Company from its investment securities are reviewed and approved on a quarterly basis by the Company’s Investment Portfolio Manager and its Chief Financial Officer. The Company’s investments in the common stock of the FHLB-Dallas and FNBB of $13.7 million at December 31, 2012, and its investments in the common stock of the FHLB-Dallas, FHLB-Atlanta and FNBB of $17.8 million at December 31, 2011 do not have readily determinable fair values and are carried at cost.

Loans and leases — The fair value of loans and leases, including covered loans and purchased non-covered loans, is estimated by discounting the future cash flows using the current rate at which similar loans or leases would be made to borrowers or lessees with similar credit ratings and for the same remaining maturities.

FDIC loss share receivable — The fair value of the FDIC loss share receivable is based on the net present value of future cash proceeds expected to be received from the FDIC under the provisions of the loss share agreements using a discount rate that is based on current market rates.

Deposit liabilities — The fair value of demand deposits, savings accounts, money market deposits and other transaction accounts is the amount payable on demand at the reporting date. The fair value of fixed maturity time deposits is estimated using the rate currently available for deposits of similar remaining maturities.

Repurchase agreements — For these short-term instruments, the carrying amount is a reasonable estimate of fair value.

Other borrowed funds — For these short-term instruments, the carrying amount is a reasonable estimate of fair value. The fair value of long-term instruments is estimated based on the current rates available to the Company for borrowings with similar terms and remaining maturities.

Subordinated debentures — The fair values of these instruments are based primarily upon discounted cash flows using rates for securities with similar terms and remaining maturities.

Off-balance sheet instruments — The fair values of commercial loan commitments and letters of credit are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and were not material at December 31, 2012 and 2011.

The fair values of certain of these instruments were calculated by discounting expected cash flows, which contain numerous uncertainties and involve significant judgments by management. Fair value is the estimated amount at which financial assets or liabilities could be exchanged in a current transaction between willing parties other than in a forced or liquidation sale. Because no market exists for certain of these financial instruments and because management does not intend to sell these financial instruments, the Company does not know whether the fair values shown below represent values at which the respective financial instruments could be sold individually or in the aggregate.

The following table presents the estimated fair values of the Company’s financial instruments.

		December 31,
		2012		2011
	Fair Value Hierarchy	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(Dollars in thousands)
Financial assets:
Cash and cash equivalents	Level 1	$207,967	$207,967	$58,927	$58,927
Investment securities AFS	Levels 2 and 3	494,266	494,266	438,910	438,910
Loans and leases, net of ALLL	Level 3	2,714,869	2,683,896	2,653,035	2,636,254
FDIC loss share receivable	Level 3	152,198	152,565	279,045	279,226
Financial liabilities:
Demand, savings and money market account deposits	Level 1	$2,320,206	$2,320,206	$2,025,663	$2,025,663
Time deposits	Level 2	780,849	781,784	918,256	925,754
Repurchase agreements with customers	Level 1	29,550	29,550	32,810	32,810
Other borrowings	Level 2	280,763	328,881	301,847	361,373
Subordinated debentures	Level 2	64,950	30,523	64,950	30,663

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information

20. Supplemental Cash Flow Information

Supplemental cash flow information is as follows:

	Year Ended December 31,
	2012	2011	2010
	(Dollars in thousands)
Cash paid during the period for:
Interest	$22,540	$32,202	$35,476
Taxes	49,888	18,448	13,879
Supplemental schedule of non-cash investing and financing activities:
Loans transferred to foreclosed assets not covered by
FDIC loss share agreements	9,047	10,676	17,095
Loans advanced for sales of foreclosed assets not covered by
FDIC loss share agreements	12,710	675	9,755
Covered loans transferred to covered foreclosed assets	33,020	29,014	5,354
Net change in unrealized gains and losses on investment securities AFS	2,395	15,622	(10,201)
Unsettled AFS investment security purchases	2,513	—	—

Other Operating Expenses	12 Months Ended
Dec. 31, 2012
Other Operating Expenses

21. Other Operating Expenses

The following table is a summary of other operating expenses.

	Year Ended December 31,
	2012	2011	2010
	(Dollars in thousands)
Postage and supplies	$3,195	$3,091	$1,981
Telephone and data lines	3,374	3,049	2,110
Advertising and public relations	4,089	3,571	2,076
Professional and outside services	4,401	4,822	3,024
Software expense	3,265	3,082	2,657
Travel and meals	2,705	3,488	1,726
FDIC and state assessments	703	719	678
FDIC Insurance	1,505	2,155	3,238
ATM expense	871	1,022	881
Loan collection and repossession expense	6,135	7,873	4,001
Writedowns of foreclosed assets not covered by FDIC loss share agreements	1,713	9,525	8,960
Amortization of intangible assets	2,037	1,677	431
Other	5,648	7,490	4,877

Total other operating expenses	$39,641	$51,564	$36,640

Earnings Per Common Share ("EPS")	12 Months Ended
Dec. 31, 2012
Earnings Per Common Share ("EPS")

22. Earnings Per Common Share (“EPS”)

The following table sets forth the computation of basic and diluted EPS.

	Year Ended December 31,
	2012	2011	2010
	(In thousands, except per share amounts)
Numerator:
Distributed earnings allocated to common stockholders	$17,293	$12,661	$10,170
Undistributed earnings allocated to common stockholders	59,751	88,660	53,831

Net earnings allocated to common stockholders	$77,044	$101,321	$64,001

Denominator:
Denominator for basic EPS—weighted-average common shares	34,637	34,260	33,938
Effect of dilutive securities—stock options	251	222	152

Denominator for diluted EPS—weighted-average common shares and assumed conversions	34,888	34,482	34,090

Basic EPS	$2.22	$2.96	$1.89

Diluted EPS	$2.21	$2.94	$1.88

Options to purchase 257,350 shares, 213,400 shares and 196,300 shares, respectively, of the Company’s common stock at a weighted-average exercise price of $31.86 per share, $23.69 per share and $18.84 per share, respectively, were outstanding during 2012, 2011 and 2010, but were not included in the computation of diluted EPS because the options’ exercise price was greater than the average market price of the common shares and inclusion would have been antidilutive.

Litigation Matters	12 Months Ended
Dec. 31, 2012
Litigation Matters

23. Litigation Matters

On January 5, 2012, the Company and the Bank were served with a summons and complaint filed on December 19, 2011, in the Circuit Court of Lonoke County, Arkansas, Division III, styled Robert Walker, Ann B. Hines and Judith Belk vs. Bank of the Ozarks, Inc. and Bank of the Ozarks, Case No. CV-2011-777. In addition, on December 21, 2012, the Bank was served with a summons and complaint filed on December 20, 2012, in the Circuit Court of Pulaski County, Arkansas, Ninth Division, styled Audrey Muzingo v. Bank of the Ozarks, Case No. 60 CV 12-6043. The complaint in each case alleges that the Company and/or the Bank have harmed the plaintiffs, current or former customers of the Bank, by improper, unfair and unconscionable assessment and collection of excessive overdraft fees from the plaintiffs. According to the complaints, plaintiffs claim that the Bank employs sophisticated software to automate its overdraft system, and that this system unfairly and inequitably manipulates and alters customers’ transaction records in order to maximize overdraft penalties, particularly utilizing a practice of posting of items in “high-to-low” order, despite the actual sequence in which such items are presented for payment. Plaintiffs claim that the Bank’s deposit agreements with customers do not adequately disclose the Bank’s overdraft assessment policies and are ambiguous, deceptive, unfair and misleading. The Complaint in each case alleges that these actions and omissions constitute breach of contract, breach of the implied covenant of good faith and fair dealing, unconscionable conduct, unjust enrichment and violation of the Arkansas Deceptive Trade Practices Act. The Complaint in the Walker case also includes a count for conversion. Each of the complaints seek to have the cases certified by the court as a class action for all Bank account holders similarly situated, and seek a declaratory judgment as to the wrongful nature of the Bank’s overdraft fee policies, restitution of overdraft fees paid by the plaintiffs and the putative class (defined as all Bank customers residing in Arkansas) as a result of the actions cited in the complaints, disgorgement of profits as a result of the alleged wrongful actions and unspecified compensatory and statutory or punitive damages, together with pre-judgment interest, costs and plaintiffs’ attorneys’ fees. The Company and Bank believe the plaintiffs’ claims are unfounded and intend to defend against these claims.

On April 8, 2011, the Company was served with a petition filed on March 31, 2011, by the Seib Family, GP, LLC, a Texas limited liability company, as General Partner of Seib Family, LP in the District Court of Dallas County, Texas (“district court”), Cause Number 11-04057, against the Company and two entities which plaintiff apparently believed had some type of ownership interest in a former borrower of the Bank, alleging, among other things, that the defendants fraudulently induced the plaintiff to purchase a tract of real estate consisting of approximately 60 acres located at 318 Cadiz Street in Dallas, Texas, owned by the former borrower and financed by the Bank. The petition alleges that the defendants knew that a levee protecting the property from the Trinity River flood plain did not meet federal standards, that the defendants omitted to disclose that information to plaintiff prior to the sale of the property, and that due to the problems or potential problems with the levee, the value of the property was significantly impaired, as supported by a report by the U.S. Corps of Engineers concerning the condition of the levee, released at approximately the same time as the plaintiff purchased the property from the former borrower and affiliates with the aid and assistance of the Company. The petition alleges that the plaintiff did not become aware of the U.S. Corps of Engineers’ report until a month or two after it purchased the property.

The original petition alleged that the defendants’ conduct violated the Texas Securities Act and the Texas Deceptive Trade Practices Act, and sought compensatory damages, trebled under the Texas Deceptive Trade Practices Act, plus exemplary damages, attorneys’ fees, costs, interest, and other relief the court deems just. Since the original petition was filed, plaintiff has (i) dropped all claims against the Company, but added the Bank as a defendant in its petition and (ii) dropped all claims with respect to the Texas Deceptive Trade Practices Act. Under its amended petition, plaintiff is seeking $15,962,677 in actual damages and $31,925,354 in exemplary damages.

On June 15, 2012, the district court granted Bank’s Motion for Summary Judgment. Subsequent to the district court’s granting of Bank’s Motion for Summary Judgment, the plaintiff filed a notice of nonsuit with prejudice with respect to its claims against the other two defendants, which was granted. In response, the Bank filed a notice of nonsuit without prejudice with respect to the Bank’s claim for attorneys’ fees and costs against the plaintiff as to its claims under the Texas Deceptive Trade Practices Act, which resulted in dismissal of that claim without prejudice. On or about August 23, 2012, the plaintiff filed a Notice of Appeal with district court, which appeal of the summary judgment ruling is to the United States Court of Appeals for the Fifth Circuit (“Court of Appeals”). On or about November 28, 2012, plaintiff filed an appellant’s brief with the Court of Appeals. The Bank filed its appellee’s brief February 5, 2013. The Company believes the allegations as contained in the petition are wholly without merit, and this belief is supported by the district court’s grant of summary judgment. The Company intends to vigorously defend against the appeal of the district court’s recent ruling.

The Company is party to various other legal proceedings, as both plaintiff and defendant, arising in the ordinary course of business, including claims of lender liability, predatory lending, broken promises and other similar lending-related claims, as well as legal proceedings arising from acquired operations in its FDIC-assisted acquisitions. In addition, the Company and the Bank are parties to three legal proceedings involving third party claims alleging that the Company and the Bank, along with certain other financial institutions, have infringed certain “business method” patents claimed to be violated by the institutions’ use of web site authentication software and check imaging and processing software not authorized by the patent holder claimants. While the ultimate resolution of these various claims and proceedings cannot be determined at this time, management of the Company believes that such claims and proceedings, individually or in the aggregate, will not have a material adverse effect on the future results of operations, financial condition or liquidity of the Company.

Subsequent Event	12 Months Ended
Dec. 31, 2012
Subsequent Event

24. Subsequent Event

On January 24, 2013, the Company entered into a definitive agreement and plan of merger (the “Agreement”) with The First National Bank of Shelby (“First National Bank”), in Shelby, North Carolina, whereby the Company will acquire all of the outstanding common stock of the First National Bank in a transaction valued at approximately $67.8 million, including $64.0 million of merger consideration for the outstanding common stock of the First National Bank and approximately $3.8 million representing the value of real property which is being simultaneously purchased from parties related to First National Bank and on which certain First National Bank offices are located. At December 31, 2012, total assets of First National Bank were approximately $854 million.

Under the terms of the Agreement, each outstanding share of common stock of First National Bank will be converted, at the election of each First National Bank shareholder, into the right to receive shares of the Company’s common stock, plus cash in lieu of any fractional share, or the right to receive cash, all subject to certain conditions and potential adjustments, provided that at least 51%, or approximately $32.6 million, of the merger consideration paid to First National Bank shareholders will consist of shares of the Company’s common stock. The number of Company shares to be issued will be determined based on First National Bank shareholder elections and the Company’s 10-day average closing stock price as of the fifth business day prior to the closing date, ranging between $27.00 per share and $44.20 per share. Upon the closing of the transaction, First National Bank will merge into the Bank. Completion of the transaction is subject to certain closing conditions, including customary regulatory approvals and the approval of the shareholders of First National Bank.

Parent Company Financial Information	12 Months Ended
Dec. 31, 2012
Parent Company Financial Information

25. Parent Company Financial Information

The following condensed balance sheets, income statements and statements of cash flows reflect the financial position, results of operations and cash flows for the parent company.

Condensed Balance Sheets

	December 31,
	2012	2011
	(Dollars in thousands)
Assets:
Cash	$11,230	$11,307
Investment in consolidated bank subsidiary	557,601	466,232
Investment in unconsolidated Trusts	1,950	1,950
Loans	—	8,768
Excess cost over fair value of net assets acquired	1,092	1,092
Other, net	1,916	1,612

Total assets	$573,789	$490,961

Liabilities and Stockholders’ Equity:
Accounts payable	$27	$115
Accrued interest payable	171	297
Income taxes payable	977	1,048
Subordinated debentures	64,950	64,950

Total liabilities	66,125	66,410

Stockholders’ equity:
Common stock	353	345
Additional paid-in capital	73,043	51,145
Retained earnings	423,485	363,734
Accumulated other comprehensive income (loss)	10,783	9,327

Total stockholders’ equity	507,664	424,551

Total liabilities and stockholders’ equity	$573,789	$490,961

Condensed Statements of Income

	Year Ended December 31,
	2012	2011	2010
	(Dollars in thousands)
Income:
Dividends from Bank	$26,750	$12,300	$13,200
Dividends from Trusts	55	52	53
Interest	437	1,145	1,152
Other	8	—	—

Total income	27,250	13,497	14,405

Expenses:
Interest	1,848	1,740	1,764
Other operating expenses	5,016	3,447	2,853

Total expenses	6,864	5,187	4,617

Net income before income tax benefit and equity in undistributed earnings of Bank	20,386	8,310	9,788
Income tax benefit	2,818	1,792	1,527
Equity in undistributed earnings of Bank	53,840	91,219	52,686

Net income	$77,044	$101,321	$64,001

Condensed Statements of Cash Flows

	Year Ended December 31,
	2012	2011	2010
	(Dollars in thousands)
Cash flows from operating activities:
Net income	$77,044	$101,321	$64,001
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of Bank	(53,840)	(91,219)	(52,686)
Loss on sale of investment securities AFS	—	—	130
Deferred income tax expense (benefit)	(396)	(177)	169
Stock-based compensation expense	2,607	1,528	834
Tax benefits on exercise of stock options and vesting of common stock under restricted stock plan	(1,538)	(870)	(535)
Changes in other assets and other liabilities	1,319	2,445	(831)

Net cash provided by operating activities	25,196	13,028	11,082

Cash flows from investing activities:
Net paydowns (fundings) of portfolio loans	67	(532)	531
Proceeds from sales of investment securities AFS	—	—	330
Equity contributed to Bank	—	—	(7,000)
Cash paid in merger and acquisition transactions, net of cash required	(13,223)	—	—

Net cash used by investing activities	(13,156)	(532)	(6,139)

Cash flows from financing activities:
Proceeds from exercise of stock options	3,979	4,032	2,825
Tax benefits on exercise of stock options and vesting of common stock under restricted stock plan	1,538	870	535
Repurchase of common stock under restricted stock plan	(341)	—	—
Cash dividends paid on common stock	(17,293)	(12,661)	(10,170)

Net cash used by financing activities	(12,117)	(7,759)	(6,810)

Net (decrease) increase in cash	(77)	4,737	(1,867)
Cash - beginning of year	11,307	6,570	8,437

Cash - end of year	$11,230	$11,307	$6,570

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Presentation, Use of Estimates and Principles of Consolidation

Basis of presentation, use of estimates and principles of consolidation — The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates, assumptions and judgments that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

The consolidated financial statements include the accounts of the Company, the Bank, the real estate subsidiary and the aircraft subsidiary. In addition, subsidiaries in which the Company has majority voting interest (principally defined as owning a voting or economic interest greater than 50%) or where the Company exercises control over the operating and financial policies of the subsidiary through an operating agreement or other means are consolidated. Investments in companies in which the Company has significant influence over voting and financing decisions (principally defined as owning a voting or economic interest of 20% to 50%) and investments in limited partnerships and limited liability companies where the Company does not exercise control over the operating and financial policies are generally accounted for by the equity method of accounting. Investments in limited partnerships and limited liability companies in which the Company’s interest is so minor such that it has virtually no influence over operating and financial policies (typically less than 20%) are generally accounted for by the cost method of accounting. Significant intercompany transactions and amounts have been eliminated in consolidation.

The voting interest approach is not applicable for entities that are not controlled through voting interests or in which the equity investors do not bear the residual economic risk. In such instances, management makes a determination, based on its review of applicable GAAP, on when the assets, liabilities and activities of a variable interest entity (“VIE”) should be included in the Company’s consolidated financial statements. GAAP requires a VIE to be consolidated by a company if that company is considered the primary beneficiary of the VIE’s activities. The Company has determined that the 100%-owned finance subsidiary Trusts are VIEs, but that the Company is not the primary beneficiary of the Trusts. Accordingly, the Company does not consolidate the activities of the Trusts into its financial statements, but instead reports its ownership interests in the Trusts as other assets and reports the subordinated debentures issued to the Trusts as a liability in the consolidated balance sheets. The distributions on the subordinated debentures are reported as interest expense in the accompanying consolidated statements of income.

Stock Split

Stock Split — On August 16, 2011, the Company completed a 2-for-1 stock split in the form of a stock dividend, effected by issuing one share of common stock for each share of such stock outstanding on August 5, 2011. All share and per share information in the consolidated financial statements and the notes to the consolidated financial statements has been adjusted to give effect to this stock split.

Cash and Cash Equivalents	Cash and cash equivalents — For cash flow purposes, cash and cash equivalents include cash on hand, amounts due from banks and interest bearing deposits with banks.
Investment Securities

Investment securities — Management determines the appropriate classification of investment securities at the time of purchase and reevaluates such designation as of each balance sheet date. At December 31, 2012 and 2011, the Company has classified all of its investment securities as available for sale (“AFS”).

AFS investment securities are stated at estimated fair value, with the unrealized gains and losses determined on a specific identification basis. Such unrealized gains and losses, net of tax, are reported as a separate component of stockholders’ equity and included in other comprehensive income (loss). The Company utilizes independent third parties as its principal pricing sources for determining fair value of investment securities which are measured on a recurring basis. As a result, the Company receives estimates of fair values from at least two independent pricing sources for the majority of its individual securities within its investment portfolio. For investment securities traded in an active market, fair values are based on quoted market prices if available. If quoted market prices are not available, fair values are based on quoted market prices of comparable securities, broker quotes or comprehensive interest rate tables, pricing matrices or a combination thereof. For investment securities traded in a market that is not active, fair value is determined using unobservable inputs. Additionally, the valuation of investment securities acquired in FDIC-assisted or traditional acquisitions may include certain unobservable inputs. All fair value estimates received by the Company for its investment securities are reviewed and approved on a quarterly basis by the Company’s Investment Portfolio Manager and its Chief Financial Officer.

At December 31, 2012, the Company owned stock in the Federal Home Loan Bank of Dallas (“FHLB-Dallas”), and First National Banker’s Bankshares, Inc. (“FNBB”). At December 31, 2011, the Company owned stock in FHLB-Dallas, FNBB and Federal Home Loan Bank of Atlanta (“FHLB-Atlanta”). The FHLB-Dallas, FHLB-Atlanta and FNBB shares do not have readily determinable fair values and are carried at cost.

Declines in the fair value of investment securities below their amortized cost are reviewed at least quarterly by the Company for other-than-temporary impairment. Factors considered during such review include, among other things, the length of time and extent that fair value has been less than cost and the financial condition and near term prospects of the issuer. The Company also assesses whether it has the intent to sell the investment security or more likely than not would be required to sell the investment security before any anticipated recovery in fair value. If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through the income statement. For securities that do not meet the aforementioned criteria, the amount of impairment is split into (i) other-than-temporary impairment related to credit loss, which must be recognized in the income statement, and (ii) other-than-temporary impairment related to other factors, which is recognized in other comprehensive income. The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis.

Interest and dividends on investment securities, including the amortization of premiums and accretion of discounts through maturity, or in the case of mortgage-backed securities, over the estimated life of the security, are included in interest income. Realized gains or losses on the sale of investment securities are recognized on the specific identification method at the time of sale and are included in non-interest income. Purchases and sales of investment securities are recognized on a trade-date basis.

Loans and Leases

Loans and leases — Loans, excluding loans covered by Federal Deposit Insurance Corporation (“FDIC”) loss share agreements (“covered loans”) and purchased loans not covered by FDIC loss share agreements (“purchased non-covered loans”), that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding principal balance adjusted for any charge-offs and deferred fees or costs. Interest on loans is recognized on an accrual basis and is calculated using the simple interest method on daily balances of the principal amount outstanding. Loan origination fees and costs are generally deferred and recognized over the life of the loan as an adjustment to yield on the related loan.

Leases are classified as either direct financing leases or operating leases, based on the terms of the agreement. Direct financing leases are reported as the sum of (i) total future lease payments to be received, net of unearned income, and (ii) estimated residual value of the leased property. Operating leases are recorded at the cost of the leased property, net of accumulated depreciation. Income on direct financing leases is included in interest income and is recognized on a basis that achieves a constant periodic rate of return on the outstanding investment. Income on operating leases is recognized as non-interest income on a straight-line basis over the lease term.

In the ordinary course of business, the Company has entered into off-balance sheet financial instruments consisting of commitments to extend credit and letters of credit. Such financial instruments are recorded in the financial statements when they are funded. Related fees are generally recognized when collected.

Mortgage loans held for sale are included in the Company’s loans and leases and totaled $36.4 million and $17.9 million, respectively, at December 31, 2012 and 2011. Mortgage loans held for sale are carried at the lower of cost or fair value. Gains and losses from the sales of mortgage loans are the difference between the selling price of the loan and its carrying value, net of discounts and points, and are recognized as mortgage lending income when the loan is sold to investors and servicing rights are released.

As part of its standard mortgage lending practice, the Company issues a written put option, in the form of an interest rate lock commitment (“IRLC”), such that the interest rate on the mortgage loan is established prior to funding. In addition to the IRLC, the Company enters into a forward sale commitment (“FSC”) for the sale of its mortgage loan originations to reduce its market risk on such originations in process. The IRLC on mortgage loans held for sale and the FSC have been determined to be derivatives as defined by GAAP. Accordingly, the fair values of derivative assets and liabilities for the Company’s IRLC and FSC are based primarily on the fluctuation of interest rates between the date on which the particular IRLC and FSC were entered into and year-end. At December 31, 2012 and 2011, respectively, the Company’s IRLC and FSC derivative assets and corresponding derivative liabilities were not material. The notional amounts of loan commitments under both the IRLC and FSC were $18.1 million and $13.3 million at December 31, 2012 and 2011, respectively.

Covered Loans

Covered loans — Covered loans are accounted for in accordance with the provisions of GAAP applicable to loans acquired with deteriorated credit quality and pursuant to the American Institute of Certified Public Accountants’ (“AICPA”) December 18, 2009 letter in which the AICPA summarized the Security and Exchange Commission’s (“SEC”) view regarding the accounting in subsequent periods for discount accretion associated with non-credit impaired loans acquired in a business combination or asset purchase. Considering, among other factors, the general lack of adequate underwriting, proper documentation, appropriate loan structure and insufficient equity contributions for a large number of these loans, and the uncertainty of the borrowers’ and/or guarantors’ ability or willingness to make contractually required (or any) principal and interest payments, management has determined that a significant portion of the loans acquired in FDIC-assisted acquisitions had evidence of credit deterioration since origination. Accordingly, management has elected to apply the provisions of GAAP applicable to loans acquired with deteriorated credit quality, as provided by the AICPA’s December 18, 2009 letter to all loans acquired in its FDIC-assisted acquisitions.

At the time covered loans are acquired, management individually evaluates substantially all loans acquired in the transaction. This evaluation allows management to determine the estimated fair value of the covered loans (not considering any FDIC loss sharing agreements) and includes no carryover of any previously recorded allowance for loan and lease losses. In determining the estimated fair value of covered loans, management considers a number of factors including, among other things, the remaining life of the acquired loans, estimated prepayments, estimated loss ratios, estimated value of the underlying collateral, estimated holding periods, and net present value of cash flows expected to be received. To the extent that any covered loan acquired is not specifically reviewed, management applies a loss estimate to that loan based on the average expected loss rates for the covered loans that were individually reviewed in that loan portfolio.

As provided for under GAAP, management has up to 12 months following the date of the acquisition to finalize the fair values of acquired assets and assumed liabilities. Once management has finalized the fair values of acquired assets and assumed liabilities within this 12-month period, management considers such values to be the day 1 fair values (“Day 1 Fair Values”).

In determining the Day 1 Fair Values of covered loans, management calculates a non-accretable difference (the credit component of the covered loans) and an accretable difference (the yield component of the covered loans). The non-accretable difference is the difference between the contractually required payments and the cash flows expected to be collected in accordance with management’s determination of the Day 1 Fair Values. Subsequent decreases to the expected cash flows will generally result in a provision for loan and lease losses. Subsequent increases in cash flows will result in a reversal of the provision for loan and lease losses to the extent of prior charges and then an adjustment to accretable yield, which would have a positive impact on interest income. Any such increase or decrease in expected cash flows will result in a corresponding decrease or increase, respectively, of the FDIC loss share receivable for the portion of such reduced or additional loss expected to be collected from the FDIC.

The accretable difference on covered loans is the difference between the expected cash flows and the net present value of expected cash flows. Such difference is accreted into earnings using the effective yield method over the term of the loans. In determining the net present value of the expected cash flows, the Company used discount rates ranging from 6.0% to 9.5% per annum depending on the risk characteristics of each individual loan. At December 31, 2012, the weighted average period during which management expects to receive the estimated cash flows for its covered loan portfolio (not considering any payment under the FDIC loss share agreements) is 2.2 years.

Management separately monitors the covered loan portfolio and periodically reviews loans contained within this portfolio against the factors and assumptions used in determining the Day 1 Fair Values. A loan is typically reviewed (i) when it is modified or extended, (ii) when material information becomes available to the Company that provides additional insight regarding the loan’s performance, the status of the borrower, or the quality or value of the underlying collateral, or (iii) in conjunction with the annual review of projected cash flows which include a substantial portion of each acquired covered loan portfolio. To the extent that a loan is performing in accordance with management’s expectation established in conjunction with the determination of the Day 1 Fair Values, such loan is not included in any of the Company’s credit quality ratios, is not considered to be an impaired loan, and is not considered in the determination of the required allowance for loan and lease losses. To the extent that a loan’s performance has deteriorated from management’s expectation established in conjunction with the determination of the Day 1 Fair Values, such loan is generally included in certain of the Company’s credit quality metrics, may be considered an impaired loan, and is considered in the determination of the required level of allowance for loan and lease losses.

Purchased Non-covered Loans

Purchased non-covered loans — Purchased non-covered loans include a small volume of non-covered loans acquired in FDIC-assisted acquisitions and loans acquired in the Company’s acquisition of Genala Banc, Inc. (“Genala”) and are initially recorded at fair value on the date of purchase. Purchased non-covered loans that contain evidence of credit deterioration on the date of purchase are carried at the net present value of expected future proceeds. All other purchased non-covered loans are recorded at their initial fair value, adjusted for subsequent advances, pay downs, amortization or accretion of any premium or discount on purchase, charge-offs and any other adjustment to carrying value.

At the time of acquisition of purchased non-covered loans, management individually evaluates substantially all loans acquired in the transaction. For those purchased loans without evidence of credit deterioration, management evaluates each reviewed loan using an internal grading system with a grade assigned to each loan at the date of acquisition. The grade for each purchased non-covered loan is reviewed subsequent to the date of acquisition any time a loan is renewed or extended or at any time information becomes available to the Company that provides material insight regarding the loan’s performance, the borrower or the underlying collateral. To the extent that a loan is performing in accordance with management’s initial expectations, such loan is not considered impaired and is not considered in the determination of the required allowance for loan and lease losses. To the extent that current information indicates it is probable that the Company will not be able to collect all amounts according to the contractual terms thereon, such loan is considered impaired and is considered in the determination of the required level of allowance for loan and lease losses. Any improvement in the expected performance of a covered loan would result in a reversal of the provision for loan and lease losses to the extent of prior charges and then an adjustment to accretable yield, which would have a positive impact on interest income.

In determining the Day 1 Fair Values of purchased non-covered loans without evidence of credit deterioration at the date of acquisition, management includes (i) no carry over of any previously recorded allowance for loan losses and (ii) an adjustment of the unpaid principal balance to reflect an appropriate market rate of interest, given the risk profile and grade assigned to each loan. This adjustment will be accreted into earnings as an adjustment to the yield on purchased non-covered loans, using the effective yield method, over the remaining life of each loan.

Purchased non-covered loans that contain evidence of credit deterioration on the date of purchase are accounted for in accordance with the provisions of GAAP applicable to loans acquired with deteriorated credit quality. At the time such purchased non-covered loans with evidence of credit deterioration are acquired, management individually evaluates each loan to determine the estimated fair value of each loan. This evaluation includes no carryover of any previously recorded allowance for loan and lease losses. In determining the estimated fair value of purchased non-covered loans with evidence of credit deterioration, management considers a number of factors including, among other things, the remaining life of the acquired loans, estimated prepayments, estimated loss ratios, estimated value of the underlying collateral, estimated holding periods, and net present value of cash flows expected to be received.

In determining the Day 1 Fair Values of purchased non-covered loans with evidence of credit deterioration, management calculates a non-accretable difference (the credit component of the purchased loans) and an accretable difference (the yield component of the purchased loans). The non-accretable difference is the difference between the contractually required payments and the cash flows expected to be collected in accordance with management’s determination of the Day 1 Fair Values. Subsequent decreases to the expected cash flows will generally result in a provision for loan and lease losses. Subsequent increases in cash flows will result in a reversal of the provision for loan and lease losses to the extent of prior charges and then an adjustment to accretable yield, which would have a positive impact on interest income.

The accretable difference on purchased non-covered loans with evidence of credit deterioration is the difference between the expected cash flows and the net present value of expected cash flows. Such difference is accreted into earnings using the effective yield method over the term of the loans. In determining the net present value of the expected cash flows, the Company used discount rates ranging from 6.0% to 9.5% per annum depending on the risk characteristics of each individual loan.

Management separately monitors purchased non-covered loans with evidence of credit deterioration on the date of purchase and periodically reviews such loans contained within this portfolio against the factors and assumptions used in determining the Day 1 Fair Values. A loan is reviewed (i) any time it is renewed or extended, (ii) at any other time additional information becomes available to the Company that provides material additional insight regarding the loan’s performance, the status of the borrower, or the quality or value of the underlying collateral, or (iii) in conjunction with the annual review of projected cash flows of each acquired portfolio. Management separately reviews, on an annual basis, the performance of the portfolio of purchased non-covered loans with evidence of credit deterioration, or more frequently to the extent that material information becomes available regarding the performance of an individual loan, to make determinations of the constituent loans’ performance and to consider whether there has been any significant change in performance since management’s initial expectations established in conjunction with the determination of the Day 1 Fair Values. To the extent that a loan is performing in accordance with or exceeding management’s performance expectation established in conjunction with the determination of the Day 1 Fair Values, such loan is not included in any of the credit quality ratios, is not considered to be an impaired loan, and is not considered in the determination of the required allowance for loan and lease losses. To the extent that a loan’s performance has deteriorated from management’s expectation established in conjunction with the determination of the Day 1 Fair Values, such loan is included in certain of the Company’s credit quality metrics, may be considered an impaired loan, and is considered in the determination of the required level of allowance for loan and lease losses. Any improvement in the expected performance of such loan would result in a reversal of the provision for loan and lease losses to the extent of prior charges and then an adjustment to accretable yield, which would have a positive impact on interest income.

FDIC Loss Share Receivable

FDIC loss share receivable — In connection with the Company’s FDIC-assisted acquisitions, the Company has recorded a FDIC loss share receivable to reflect the indemnification provided by the FDIC. Currently, the expected losses on covered assets for each of the Company’s loss share agreements would result in expected recovery of approximately 80% of incurred losses. Since the indemnified items are covered loans and covered foreclosed assets, which are measured at Day 1 Fair Values, the FDIC loss share receivable is also measured and recorded at Day 1 Fair Values, and is calculated by discounting the cash flows expected to be received from the FDIC. A discount rate of 5.0% per annum was used to determine the net present value of the FDIC loss share receivable. These cash flows are estimated by multiplying estimated losses by the reimbursement rates as set forth in the loss share agreements. The balance of the FDIC loss share receivable is adjusted periodically to reflect changes in expectations of discounted cash flows, expense reimbursements under the loss share agreements and other factors.

FDIC Clawback Payable

FDIC clawback payable — Pursuant to the clawback provisions of the loss share agreements for the Company’s FDIC-assisted acquisitions, the Company may be required to reimburse the FDIC should actual losses be less than certain thresholds established in each loss share agreement. The amount of the clawback provision for each acquisition is measured and recorded at Day 1 Fair Values. It is calculated as the difference between management’s estimated losses on covered loans and covered foreclosed assets and the loss threshold contained in each loss share agreement, multiplied by the applicable clawback provisions contained in each loss share agreement. This clawback amount, which is payable to the FDIC upon termination of the applicable loss share agreement, is then discounted back to net present value using a discount rate of 5.0% per annum. To the extent that actual losses on covered loans and covered foreclosed assets are less than estimated losses, the applicable clawback payable to the FDIC upon termination of the loss share agreements will increase. To the extent that actual losses on covered loans and covered foreclosed assets are more than estimated losses, the applicable clawback payable to the FDIC upon termination of the loss share agreements will decrease.

Allowance For Loan and Lease Losses ("ALLL")

Allowance for loan and lease losses (“ALLL”) — The ALLL is established through a provision for such losses charged against income. All or portions of loans or leases, excluding purchased non-covered loans and covered loans, deemed to be uncollectible are charged against the ALLL when management believes that collectibility of all or some portion of outstanding principal is unlikely. Subsequent recoveries, if any, of loans or leases previously charged off are credited to the ALLL.

The ALLL is maintained at a level management believes will be adequate to absorb probable incurred losses in the loan and lease portfolio. Provision to and the adequacy of the ALLL are based on evaluations of the loan and lease portfolio utilizing objective and subjective criteria. The objective criteria primarily include an internal grading system and specific allowances. In addition to the objective criteria, the Company subjectively assesses the adequacy of the allowance for loan and lease losses and the need for additions thereto, with consideration given to the nature and mix of the portfolio, including concentrations of credit; general economic and business conditions, including national, regional and local business and economic conditions that may affect the borrowers’ or lessees’ ability to pay; expectations regarding the current business cycle; trends that could affect collateral values and other relevant factors. The Company also utilizes a peer group analysis and a historical analysis to validate the overall adequacy of its ALLL. Changes in any of these criteria or the availability of new information could require adjustment of the ALLL in future periods. While a specific allowance has been calculated for impaired loans and leases and for loans and leases where the Company has otherwise determined a specific reserve is appropriate, no portion of the Company’s ALLL is restricted to any individual loan or lease or group of loans or leases, and the entire ALLL is available to absorb losses from any and all loans and leases.

For covered loans, management separately monitors this portfolio and periodically reviews loans contained within this portfolio against the factors and assumptions used in determining the Day 1 Fair Values. To the extent that a loan’s performance has deteriorated from management’s expectation established in conjunction with the determination of the Day 1 Fair Values, such loan is considered in the determination of the required level of allowance for loan and lease losses. To the extent that a revised loss estimate exceeds the loss estimate established in the determination of the Day 1 Fair Values, such deterioration will result in an allowance allocation or a charge-off.

For purchased non-covered loans, management segregates this portfolio into loans that contain evidence of credit deterioration on the date of purchase and loans that do not contain evidence of credit deterioration on the date of purchase. Purchased non-covered loans with evidence of credit deterioration are regularly monitored and are periodically reviewed by management. To the extent that a loan’s performance has deteriorated from management’s expectation established in conjunction with the determination of the Day 1 Fair Values, such loan is considered in the determination of the required level of allowance for loan and lease losses. To the extent that a revised loss estimate exceeds the loss estimate established in the determination of Day 1 Fair Values, such determination will result in an allowance allocation or a charge-off.

All other purchased non-covered loans are graded by management at the time of purchase. The grade on these purchased non-covered loans are reviewed regularly as part of the ongoing assessment of such loans. To the extent that current information indicates it is probable that the Company will not be able to collect all amounts according to the contractual terms thereon, such loan is considered in the determination of the required level of allowance for loan and lease losses and may result in an allowance allocation or a charge-off.

At December 31, 2012 and 2011, the Company had no allowance for its purchased non-covered loans and its covered loans because all losses had been charged off on such loans whose performance had deteriorated from management’s expectations established in conjunction with the determination of the Day 1 Fair Values.

The Company generally places a loan or lease on nonaccrual status when such loan or lease is (i) deemed impaired or (ii) 90 days or more past due, or earlier when doubt exists as to the ultimate collection of payments. The Company may continue to accrue interest on certain loans or leases contractually past due 90 days or more if such loans or leases are both well secured and in the process of collection. At the time a loan or lease is placed on nonaccrual status, interest previously accrued but uncollected is generally reversed and charged against interest income. Nonaccrual loans and leases are generally returned to accrual status when payments are less than 90 days past due and the Company reasonably expects to collect all payments. If a loan or lease is determined to be uncollectible, the portion of the principal determined to be uncollectible will be charged against the allowance for loan and lease losses. Loans for which the terms have been modified and for which (i) the borrower is experiencing financial difficulties and (ii) a concession has been granted to the borrower by the Company are considered troubled debt restructurings (“TDRs”) and are included in impaired loans and leases. Income on nonaccrual loans or leases, including impaired loans and leases but excluding certain TDRs which continue to accrue interest, is recognized on a cash basis when and if actually collected. For the year ended December 31, 2012, there were no defaults during the preceding 12 months on any loans that were considered TDRs.

All loans and leases deemed to be impaired are evaluated individually. The Company considers a loan or lease, excluding purchased non-covered loans and covered loans, to be impaired when based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms thereof. The Company considers a purchased non-covered loan with evidence of credit deterioration at the date of purchase and a covered loan to be impaired once a decrease in expected cash flows or other deterioration in the loan’s expected performance, subsequent to the determination of the Day 1 Fair Values, results in an allowance allocation, a partial or full charge-off or in a provision for loan and lease losses. Purchased non-covered loans without evidence of credit deterioration at the date of purchase are considered impaired when current information indicates it is probable that the Company will not be able to collect all amounts due according to the contractual terms thereof. Most of the Company’s nonaccrual loans and leases, excluding purchased non-covered loans and covered loans, and all TDRs are considered impaired. The majority of the Company’s impaired loans and leases are dependent upon collateral for repayment. For such loans and leases, impairment is measured by comparing collateral value, net of holding and selling costs, to the current investment in the loan or lease. For all other impaired loans and leases, the Company compares estimated discounted cash flows to the current investment in the loan or lease. To the extent that the Company’s current investment in a particular loan or lease exceeds its estimated net collateral value or its estimated discounted cash flows, the impaired amount is specifically considered in the determination of the allowance for loan and lease losses or is charged off as a reduction of the allowance for loan and lease losses.

The Company also maintains an allowance for certain loans and leases, excluding purchased non-covered loans and covered loans, not considered impaired where (i) the customer is continuing to make regular payments, although payments may be past due, (ii) there is a reasonable basis to believe the customer may continue to make regular payments, although there is also an elevated risk that the customer may default, and (iii) the collateral or other repayment sources are likely to be insufficient to recover the current investment in the loan or lease if a default occurs. The Company evaluates such loans and leases to determine if an allowance is needed for these loans and leases. For the purpose of calculating the amount of such allowance, management assumes that (i) no further regular payments occur and (ii) all sums recovered will come from liquidation of collateral and collection efforts from other payment sources. To the extent that the Company’s current investment in a particular loan or lease evaluated for the need for such allowance exceeds its net collateral value or its estimated discounted cash flows, such excess is considered allocated allowance for purposes of the determination of the allowance for loan and lease losses.

The Company may also include further allowance allocation for risk-rated loans, including commercial real estate loans and excluding purchased non-covered loans and covered loans, that are in markets determined by management to be “stressed”. Stressed markets may include any specific geography experiencing (i) high unemployment substantially above the U.S. average, (ii) significant over-development in one or more commercial real estate categories, (iii) recent or announced loss of a major employer or significant workforce reductions, (iv) significant declines in real estate values and (v) various other factors. The additional allowance for such stressed markets compensates for the expectation that a higher risk of loss is anticipated for the “work-out” or liquidation of a real estate loan in a stressed market versus a market that is not experiencing any significant levels of stress. The required allocation percentage applicable to real estate loans in stressed markets may be applied to the total market or it may be determined at the individual loan level based on collateral value, loan-to-value ratios, strength of the borrower and/or guarantor, viability of the underlying project and other factors. The Company had no allowance allocation for loans in stressed markets at December 31, 2012 or 2011.

Prior to December 31, 2011, the Company utilized the sum of all allowance amounts derived as described above, combined with a reasonable unallocated allowance, as the primary indicator of the appropriate level of allowance for loan and lease losses. During the fourth quarter of 2011, the Company refined its allowance calculation whereby it “allocated” the portion of the allowance that was previously deemed to be unallocated allowance. This refined allowance calculation includes specific allowance allocations for qualitative factors including (i) concentrations of credit, (ii) general economic and business conditions, (iii) trends that could affect collateral values and (iv) expectations regarding the current business cycle. The Company may also consider other qualitative factors in future periods for additional allowance allocations, including, among other factors, (1) credit quality trends (including trends in nonperforming loans and leases expected to result from existing conditions), (2) seasoning of the loan and lease portfolio, (3) specific industry conditions affecting portfolio segments, (4) the Company’s expansion into new markets and (5) the offering of new loan and lease products. Because the Company refined its allowance calculation during 2011 such that it no longer maintains unallocated allowance, the Company’s allocation of its allowance at December 31, 2012 and 2011 may not be comparable with prior periods.

The accrual of interest on loans and leases, excluding purchased non-covered loans and covered loans, is discontinued when, in management’s opinion, the borrower or lessee may be unable to meet payments as they become due. When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent interest payments are received. Interest income on purchased non-covered loans with evidence of credit deterioration and covered loans is accreted into income and is the difference between the carrying value of the loans and the net present value of expected cash flows.

Premises and Equipment

Premises and equipment — Premises and equipment are reported at cost less accumulated depreciation and amortization. Depreciation and amortization are computed on a straight-line basis over the estimated useful lives of the related assets. Depreciable lives for the major classes of assets are generally 20 to 45 years for buildings and 3 to 25 years for furniture, fixtures, equipment and certain building improvements. Leasehold improvements are amortized over the shorter of the asset’s estimated useful life or the term of the lease. Accelerated depreciation methods are used for income tax purposes. Maintenance and repair charges are expensed as incurred.

Foreclosed Assets Covered by FDIC Loss Share Agreements

Foreclosed assets covered by FDIC loss share agreements — Foreclosed assets covered by FDIC loss share agreements, or covered foreclosed assets, are recorded at Day 1 Fair Values. In estimating the fair value of covered foreclosed assets, management considers a number of factors including, among others, appraised value, estimated selling prices, estimated selling costs, estimated holding periods and net present value of cash flows expected to be received. Discount rates ranging from 8.0% to 9.5% per annum were used to determine the net present value of covered foreclosed assets. Gains and losses on sale and writedowns of covered foreclosed assets are recorded in non-interest income. Expenses to maintain the properties, net of amounts reimbursable by the FDIC, are included in non-interest expense.

Foreclosed Assets Not Covered by FDIC Loss Share Agreements

Foreclosed assets not covered by FDIC loss share agreements — Repossessed personal properties and real estate acquired through or in lieu of foreclosure are initially recorded at the lesser of current principal investment or fair value less estimated cost to sell at the date of repossession or foreclosure. Valuations of these assets are periodically reviewed by management with the carrying value of such assets adjusted through non-interest expense to the then estimated fair value net of estimated selling costs, if lower, until disposition. Fair values of these assets are generally based on third party appraisals, broker price opinions or other valuations of the property. Gains and losses from the sale of such repossessions and real estate acquired through or in lieu of foreclosure are recorded in non-interest income, and expenses to maintain the properties are included in non-interest expense.

Income Taxes

Income taxes — The Company utilizes the asset and liability method in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based upon the difference between the values of the assets and liabilities as reflected in the financial statements and their related tax basis using enacted tax rates in effect for the year or years in which the differences are expected to be recovered or settled. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.

The Company recognizes a tax position as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that has a greater than 50% likelihood of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

The Company files consolidated tax returns. The Bank and the other consolidated entities provide for income taxes on a separate return basis and remit to the Company amounts determined to be currently payable. The Company recognizes interest related to income tax matters as interest income or expense, and penalties related to income tax matters are recognized as non-interest expense. The Company is no longer subject to income tax examinations by U.S. federal tax authorities for years prior to 2009.

Bank Owned Life Insurance ("BOLI")

Bank owned life insurance (“BOLI”) — BOLI consists of life insurance purchased by the Company on (i) a qualifying group of officers with the Company designated as owner and beneficiary of the policies and (ii) one of the Company’s executive officers with the Company designated as owner and both the Company and the executive officer designated as beneficiaries of the policies. The earnings on BOLI policies are used to offset a portion of employee benefit costs. BOLI is carried at the policies’ realizable cash surrender values with changes in cash surrender values and death benefits received in excess of cash surrender values reported in non-interest income.

Intangible Assets

Intangible assets — Intangible assets consist of goodwill, bank charter costs and core deposit intangibles. Goodwill represents the excess purchase price over the fair value of net assets acquired in business acquisitions. The Company had goodwill of $5.2 million at both December 31, 2012 and 2011. The Company performed its annual impairment test of goodwill as of September 30, 2012. This test indicated no impairment of the Company’s goodwill.

Bank charter costs represent costs paid to acquire a Texas bank charter and are being amortized over 20 years. Bank charter costs totaled $239,000 at both December 31, 2012 and 2011, less accumulated amortization of $107,000 and $95,000 at December 31, 2012 and 2011, respectively.

Core deposit intangibles represent premiums paid for deposits acquired via acquisition and are being amortized over three to seven years. Core deposit intangibles totaled $10.4 million and $9.5 million at December 31, 2012 and 2011, respectively, less accumulated amortization of $3.9 million and $2.7 million at December 31, 2012 and 2011, respectively.

The aggregate amount of amortization expense for the Company’s core deposit and bank charter intangibles is expected to be $2.2 million in 2013; $1.7 million in 2014; $1.3 million in 2015, $0.6 million in 2016 and $0.2 million in 2017.

Stock-Based Compensation

Stock-based compensation — The Company has an employee stock option plan, a non-employee director stock option plan and an employee restricted stock plan, which are described more fully in Note 14. The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. Such cost is to be recognized over the vesting period of the award. For the years ended December 31, 2012, 2011 and 2010, the Company recognized $2.6 million, $1.5 million and $0.8 million, respectively, of non-interest expense for its stock-based compensation plans.

Earnings Per Common Share

Earnings per common share — Earnings per common share are computed using the two-class method. Basic earnings per share are computed by dividing net earnings allocated to common stockholders by the weighted-average number of common shares outstanding during the applicable period. Diluted earnings per common share are computed by dividing reported earnings allocated to common stockholders by the weighted-average number of common shares outstanding after consideration of the dilutive effect, if any, of the Company’s common stock options using the treasury stock method. The Company has determined that its outstanding non-vested stock awards granted under its restricted stock plan are participating securities.

Segment Disclosures

Segment disclosures — The Company operates in only one segment – community banking. Accordingly, there is no requirement to report segment information in the Company’s consolidated financial statements. No revenues are derived from foreign countries and no single external customer comprises more than 10% of the Company’s revenues.

Recent Accounting Pronouncements

Recent accounting pronouncements — In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04 “Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRS.” ASU 2011-04 expands the disclosure requirements for fair value measurements categorized within Level 3 of the fair value hierarchy to include (1) a quantitative disclosure of the unobservable inputs and assumptions used within the measurement, (2) a description of the valuation processes in place and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs. In addition, ASU 2011-04 requires that companies disclose the level within the fair value hierarchy for items not measured at fair value in the statement of financial position but whose fair value must be disclosed. ASU 2011-04 was effective for reporting periods beginning January 1, 2012. The adoption of the provisions of ASU 2011-04 did not have a material impact on the Company’s financial position, results of operations or liquidity, but did expand its fair value disclosures.

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income,” which revises the manner in which entities present comprehensive income in their financial statements. The provisions of ASU 2011-05 require reporting the components of comprehensive income in either (i) a continuous statement of comprehensive income or (ii) two separate but consecutive statements. ASU 2011-05 does not change the items that must be reported in other comprehensive income but rather removes the presentation option of including other comprehensive income in the statement of stockholders’ equity. The new presentation disclosures required by ASU 2011-05 were effective for interim and annual periods beginning after January 1, 2012. As this ASU amended only the presentation of comprehensive income, the adoption did not have an impact on the Company’s financial position, results of operations or liquidity. In December 2011, the FASB deferred certain provisions of ASU 2011-05 that would have required companies to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement of income and statement of other comprehensive income. In February 2013, the FASB issued ASU 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income,” that requires disclosure, either in a single footnote or parenthetically on the face of the financial statements, of the effect of significant items reclassified from accumulated other comprehensive income to their respective line items in the statement of net income. The effective date of ASU 2013-02 is for reporting periods beginning January 1, 2013. The Company does not expect that the adoption of these provisions will have a material impact on its financial position, results of operations or liquidity.

In September 2011, the FASB issued ASU 2011-08, “Testing Goodwill for Impairment.” The provisions of ASU 2011-08 provide the option of performing a qualitative assessment before calculating the fair value of a reporting unit in step 1 of the goodwill impairment test. If based on qualitative factors, the fair value of the reporting unit is more likely than not less than the carrying amount, then the two step impairment test would be required. This ASU was effective for reporting periods beginning January 1, 2012. The Company adopted the provisions of ASU 2011-08 during 2012 which had no material impact on its financial position, results of operations or liquidity.

In July 2012, the FASB issued ASU No. 2012-02 “Intangibles – Goodwill and Other (Topic 350) –Testing Indefinite-Lived Intangible Assets for Impairment” that amends the guidance related to testing indefinite-lived intangible assets, other than goodwill, for impairment. The provisions of ASU 2012-02 allow for a qualitative assessment in testing an indefinite-lived intangible asset for impairment before calculating the fair value of the asset. If the qualitative assessment determines that it is more likely than not that the asset is impaired, then a quantitative assessment of the fair value of the asset is required; otherwise, the quantitative calculation is not necessary. The provisions of ASU 2012-02 are effective January 1, 2013; however, early adoption is permitted. The Company does not expect that the provisions of ASU 2012-02 will have a material impact on its financial position, results of operation, or liquidity.

In October 2012, the FASB issued ASU No. 2012-06 “Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution,” to address diversity in practice about how to subsequently measure an indemnification asset for a government-assisted acquisition that includes a loss-sharing agreement. Specifically, this standard update will require a reporting entity to account for a change in the subsequent measurement of the indemnification asset on the same basis as the changes in the asset subject to indemnification. As a result, for any change in expected cash flows of an indemnified asset that is immediately recognized in earnings, the associated change in the indemnification asset would also be immediately recognized in earnings. For any change in expected cash flows of an indemnified asset that is amortized or accreted into earnings over time, the associated change in the indemnification asset would also be accreted or amortized into earnings over the shorter of the contractual term of the indemnification agreement or the remaining life of the indemnified asset. The provisions of ASU 2012-06 will be applied prospectively beginning January 1, 2013. Management does not expect that the provisions of ASU 2012-06 will have a material change on the accounting for its loss share receivable from the FDIC under its current loss share agreements.

Reclassifications and Recasts

Reclassifications and recasts — Certain reclassifications of prior years’ amounts have been made to conform with the 2012 financial statements presentation. These reclassifications had no impact on prior years’ net income, as previously reported. Additionally, as discussed in Note 2, the Company has made adjustments to the acquired assets and assumed liabilities for certain of its FDIC-assisted acquisitions in the determination of Day 1 Fair Values. As a result, certain amounts previously reported in the Company’s December 31, 2011 consolidated balance sheet have been recast.

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Assets Acquired and Liabilities Assumed in Acquisition, Including Recast Adjustments

A summary of the assets acquired and liabilities assumed in the Genala acquisition is as follows:

	As Recorded by Genala	Fair Value Adjustments		As Recorded by the Company(1)
	(Dollars in thousands)
Assets acquired:
Cash and due from banks	$41,938	$—		$41,938
Investment securities	85,291	2,344	a	87,635
Loans and leases	43,401	(3,785	) b	39,616
Allowance for loan losses	(1,247)	1,247	b	—
Premises and equipment	426	590	c	1,016
Foreclosed assets	652	(342	) d	310
Accrued interest receivable	1,220	—		1,220
Intangible assets	—	1,656	e	1,656
Other	482	(26	) f	456

Total assets acquired	172,163	1,684		173,847

Liabilities assumed:
Deposits	142,652	882	g	143,534
Accrued interest payable and other liabilities	391	—		391

Total liabilities assumed	143,043	882		143,925

Net assets acquired	$29,120	$802		29,922

Consideration paid:
Cash				(13,396)
Common stock				(14,123)

Total consideration paid				(27,519)

Pre-tax gain				$2,403

(1)	Represents the Day 1 Fair Values of assets acquired and liabilities assumed in the Genala acquisition.

Explanation of fair value adjustments

a-	Adjustment reflects the fair value adjustment based on the Company’s pricing of investment securities, including certain investment securities classified by Genala as held to maturity.
b-	Adjustment reflects the fair value adjustments based on the Company’s evaluation of the acquired loan portfolio and to eliminate the recorded allowance for loan losses.
c-	Adjustment reflects the fair value adjustments based on the Company’s evaluation of the premises and equipment acquired.
d-	Adjustment reflects the fair value adjustments based on the Company’s evaluation of the acquired foreclosed assets.
e-	Adjustment reflects the fair value adjustment for core deposit intangibles recorded as a result of the acquisition.
f-	Adjustment reflects the amount needed to adjust the carrying value of other assets to estimated fair value.
g-	Adjustment reflects the fair value adjustment based on the Company’s evaluation of the acquired deposits.

A summary of the assets acquired and liabilities assumed in the Oglethorpe acquisition, including recast adjustments, is as follows:

	January 14, 2011
	As Recorded by Oglethorpe	Fair Value Adjustments		Recast Adjustments	As Recorded by the Company(1)
	(Dollars in thousands)

Assets acquired:
Cash and cash equivalents	$14,710	$—		$—	$14,710
Purchased non-covered loans	6,532	(3,447	) b	—	3,085
Covered loans	154,018	(73,342	) b	758	81,434
FDIC loss share receivable	—	52,395	c	(1,292)	51,103
Foreclosed assets covered by FDIC loss share agreements	16,554	(9,410	) d	(59)	7,085
Core deposit intangible	—	401	e	—	401
Other assets	1,054	(621	) f	726	1,159

Total assets acquired	192,868	(34,024)		133	158,977

Liabilities assumed:
Deposits	195,067	—	i	—	195,067
FDIC clawback payable	—	924	h	133	1,057
Other liabilities	333	100	f	—	433

Total liabilities assumed	195,400	1,024		133	196,557

Net assets acquired	(2,532)	$(35,048)		$—	(37,580)

Asset discount bid	(38,000)

Cash received from FDIC	$40,532				40,532

Pre-tax gain					$2,952

(1)	Represents the Day 1 Fair Values of assets acquired and liabilities assumed in the Oglethorpe acquisition.

A summary of the assets acquired and liabilities assumed in the First Choice acquisition, including recast adjustments, is as follows:

	April 29, 2011
	As Recorded by First Choice	Fair Value Adjustments		Recast Adjustments	As Recorded by the Company(1)
	(Dollars in thousands)

Assets acquired:
Cash and cash equivalents	$38,018	$—		$—	$38,018
Investment securities AFS	4,588	(20	) a	—	4,568
Purchased non-covered loans	1,973	(419	) b	—	1,554
Covered loans	246,451	(96,557	) b	(1,382)	148,512
FDIC loss share receivable	—	59,544	c	460	60,004
Foreclosed assets covered by
FDIC loss share agreements	2,773	(1,102	) d	—	1,671
Core deposit intangible	—	495	e	—	495
Other assets	931	(861	) f	884	954

Total assets acquired	294,734	(38,920)		(38)	255,776

Liabilities assumed:
Deposits	293,344	—	i	—	293,344
FHLB-Atlanta advances	4,000	—	g	—	4,000
FDIC clawback payable	—	930	h	(38)	892
Other liabilities	478	100	f	—	578

Total liabilities assumed	297,822	1,030		(38)	298,814

Net assets acquired	(3,088)	$(39,950)		$—	(43,038)

Asset discount bid	(42,900)

Cash received from FDIC	$45,988				45,988

Pre-tax gain					$2,950

(1)	Represents the Day 1 Fair Values of assets acquired and liabilities assumed in the First Choice acquisition.

A summary of the assets acquired and liabilities assumed in the Park Avenue acquisition, including recast adjustments, is as follows:

	April 29, 2011
	As Recorded by Park Avenue	Fair Value Adjustments		Recast Adjustments	As Recorded by the Company(1)
	(Dollars in thousands)

Assets acquired:
Cash and cash equivalents	$66,825	$—		$—	$66,825
Investment securities AFS	132,737	(947	) a	—	131,790
Purchased non-covered loans	23,664	(5,968	) b	—	17,696
Covered loans	408,069	(145,152	) b	1,380	264,297
FDIC loss share receivable	—	113,683	c	2,571	116,254
Foreclosed assets covered by FDIC loss share agreements	91,442	(59,812	) d	(450)	31,180
Core deposit intangible	—	5,063	e	—	5,063
Other assets	5,012	(2,035	) f	(1,799)	1,178

Total assets acquired	727,749	(95,168)		1,702	634,283

Liabilities assumed:
Deposits	626,321	—	i	—	626,321
FHLB-Atlanta advances	84,260	4,559	g	—	88,819
FDIC clawback payable	—	14,868	h	77	14,945
Other liabilities	1,588	500	f	1,625	3,713

Total liabilities assumed	712,169	19,927		1,702	733,798

Net assets acquired	15,580	$(115,095)		$—	(99,515)

Asset discount bid	(174,900)

Cash received from FDIC	$159,320				159,320

Pre-tax gain					$59,805

(1)	Represents the Day 1 Fair Values of the assets acquired and liabilities assumed in the Park Avenue acquisition.

Explanation of fair value adjustments

a-	Adjustment reflects the fair value adjustment based on the Company’s pricing of investment securities AFS.
b-	Adjustment reflects the fair value adjustments based on the Company’s evaluation of the acquired loan portfolio.
c-	Adjustment reflects the estimated fair value of payments the Company expects to receive from the FDIC under the loss share agreements.
d-	Adjustment reflects the fair value adjustments based on the Company’s evaluation of the acquired foreclosed assets covered by FDIC loss share agreements.
e-	Adjustment reflects the estimated fair value of the core deposit intangible.
f-	Adjustment reflects the amount needed to adjust the carrying value of other assets and other liabilities to estimated fair value.
g-	Adjustment reflects the amount of the prepayment penalty, if any, assessed on early payoff of FHLB- Atlanta advances.
h-	Adjustment reflects the estimated fair value of payments the Company expects to make to the FDIC under the clawback provisions of the loss share agreements at the conclusion of the term of the loss share agreements.
i-	Because the Company reset deposit rates for these assumed deposits, as provided for under the purchase and assumption agreements, to reflect an appropriate market rate of interest, there was no fair value adjustment for such assumed deposits.

Summary of Supplemental Pro-forma Information

The following unaudited supplemental pro-forma information is presented to show the estimated results as if Genala had been acquired as of January 1, 2012, adjusted for any potential costs savings.

Year Ended December 31, 2012
(Dollars in thousands, except per share amounts)
Net interest income (unaudited)	$180,600
Net income (unaudited)	$79,800
EPS - Diluted (unaudited)	$2.26

Summary of Financial Statement Captions Impacted by Recast Adjustments

The following is a summary of those financial statement captions that have been impacted by these recast adjustments.

	As Previously Reported	Recast Adjustments	As Recast
	(Dollars in thousands)
December 31, 2011:
Covered loans	$806,924	$(2)	$806,922
FDIC loss share receivable	278,263	782	279,045
Other assets	32,495	884	33,379
FDIC clawback payable	24,606	39	24,645
Accrued interest payable and other liabilities	43,882	1,625	45,507

Covered Assets, FDIC Loss Share Receivable and FDIC Clawback Payable (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Covered Assets, FDIC Loss Share Receivable and FDIC Clawback Payable

A summary of the covered assets, the FDIC loss share receivable and the FDIC clawback payable is as follows:

	December 31,
	2012	2011
	(Dollars in thousands)
Covered loans	$596,239	$806,922
FDIC loss share receivable	152,198	279,045
Covered foreclosed assets	52,951	72,907

Total	$801,388	$1,158,874

FDIC clawback payable	$25,169	$24,645

Summary by Acquisition, of Covered Loans Acquired and Activity Within Covered Loans

The following table presents a summary, by acquisition, of covered loans acquired as of the dates of acquisition and activity within covered loans during the periods indicated.

	Unity	Woodlands	Horizon	Chestatee	Oglethorpe	First Choice	Park Avenue	Total
	(Dollars in thousands)
At acquistion date:
Contractually required principal and interest	$208,410	$315,103	$179,441	$181,523	$174,110	$260,178	$452,658	$1,771,423
Nonaccretable difference	(52,526)	(83,933)	(52,388)	(47,538)	(67,300)	(86,876)	(124,899)	(515,460)

Cash flows expected to be collected	155,884	231,170	127,053	133,985	106,810	173,302	327,759	1,255,963
Accretable difference	(21,432)	(44,692)	(35,245)	(22,604)	(25,376)	(24,790)	(63,462)	(237,601)

Fair value at acquisition date	$134,452	$186,478	$91,808	$111,381	$81,434	$148,512	$264,297	$1,018,362

Carrying value at January 1, 2011	$114,983	$175,720	$87,714	$111,051	$—	$—	$—	$489,468
Covered loans acquired	—	—	—	—	81,434	148,512	264,297	494,243
Accretion	7,662	13,716	6,716	8,193	6,461	7,798	15,589	66,135
Transfers to covered foreclosed assets	(5,197)	(14,938)	(1,990)	(2,381)	(1,218)	(858)	(2,432)	(29,014)
Payments received	(20,296)	(40,256)	(11,598)	(40,814)	(22,061)	(22,514)	(48,249)	(205,788)
Other activity, net	(792)	(2,467)	(1,044)	(1,348)	(225)	(1,015)	(1,231)	(8,122)

Carrying value at December 31, 2011	96,360	131,775	79,798	74,701	64,391	131,923	227,974	806,922
Accretion	6,360	10,031	5,768	5,708	5,665	9,915	18,373	61,820
Transfers to covered foreclosed assets	(4,077)	(4,543)	(3,731)	(3,299)	(4,065)	(4,742)	(8,563)	(33,020)
Payments received	(21,144)	(28,777)	(14,888)	(18,205)	(15,425)	(41,756)	(71,592)	(211,787)
Charge-offs	(4,422)	(8,332)	(3,714)	(2,089)	(2,117)	(4,008)	(1,410)	(26,092)
Other activity, net	(228)	(420)	(40)	(148)	(356)	(251)	(161)	(1,604)

Carrying value at December 31, 2012	$72,849	$99,734	$63,193	$56,668	$48,093	$91,081	$164,621	$596,239

Summary of Carrying Value and Type of Covered loans

The following table presents a summary of the carrying value and type of covered loans at December 31, 2012 and 2011.

	December 31,
	2012	2011
	(Dollars in thousands)
Real estate:
Residential 1-4 family	$152,348	$202,620
Non-farm/non-residential	288,104	369,756
Construction/land development	105,087	160,872
Agricultural	19,690	24,104
Multifamily residential	10,701	15,894

Total real estate	575,930	773,246
Commercial and industrial	18,496	29,749
Consumer	176	958
Other	1,637	2,969

Total covered loans	$596,239	$806,922

Summary by Acquisition, of Changes in Accretable Difference on Covered Loans

The following table presents a summary, by acquisition, of changes in the accretable difference on covered loans during the periods indicated.

	Unity	Woodlands	Horizon	Chestatee	Oglethorpe	First Choice	Park Avenue	Total
	(Dollars in thousands)
Accretable difference at January 1, 2011	$15,279	$37,182	$32,165	$22,265	$—	$—	$—	$106,891
Accretable difference acquired	—	—	—	—	25,376	24,790	63,462	113,628
Accretion	(7,662)	(13,716)	(6,716)	(8,193)	(6,461)	(7,798)	(15,589)	(66,135)
Adjustments to accretable difference due to:
Covered loans transferred to covered foreclosed assets	(384)	(1,611)	(191)	(503)	(315)	(91)	(327)	(3,422)
Covered loans paid off	(273)	(2,146)	(934)	(4,564)	(2,811)	(1,435)	(3,167)	(15,330)
Cash flow revisions as a result of renewals and/or modifications of covered loans	3,514	4,691	10	1,481	1,446	1,269	2,097	14,508
Other, net	140	155	98	177	103	165	671	1,509

Accretable difference at December 31, 2011	10,614	24,555	24,432	10,663	17,338	16,900	47,147	151,649
Accretion	(6,360)	(10,031)	(5,768)	(5,708)	(5,665)	(9,915)	(18,373)	(61,820)
Adjustments to accretable difference due to:
Covered loans transferred to covered foreclosed assets	(159)	(364)	(190)	(448)	(700)	(455)	(1,679)	(3,995)
Covered loans paid off	(719)	(1,220)	(1,418)	(811)	(1,291)	(1,529)	(3,507)	(10,495)
Cash flow revisions as a result of renewals and/or modifications of covered loans	5,196	4,396	(618)	1,835	1,567	4,791	4,164	21,331
Other, net	2	116	86	181	123	127	190	825

Accretable difference at December 31, 2012	$8,574	$17,452	$16,524	$5,712	$11,372	$9,919	$27,942	$97,495

Summary by Acquisition, of FDIC Loss Share Receivable as of Date of Acquisition and Activity Within FDIC Loss Share Receivable

The following table presents a summary, by acquisition, of the FDIC loss share receivable as of the dates of acquisition and the activity within the FDIC loss share receivable during the periods indicated.

	Unity	Woodlands	Horizon	Chestatee	Oglethorpe	First Choice	Park Avenue	Total
	(Dollars in thousands)
At acquisition date:
Expected principal loss on covered assets:
Covered loans	$50,354	$73,220	$40,537	$46,869	$62,890	$82,212	$113,872	$469,954
Covered foreclosed assets	9,979	5,897	3,678	15,960	7,907	628	49,850	93,899

Total expected principal losses	60,333	79,117	44,215	62,829	70,797	82,840	163,722	563,853
Estimated loss sharing percentage(1)	80%	80%	80%	80%	80%	80%	80%	80%

Estimated recovery from FDIC loss share agreements	48,266	63,294	35,372	50,263	56,638	66,272	130,978	451,083
Discount for net present value on FDIC loss share receivable	(4,119)	(7,428)	(6,283)	(4,204)	(5,535)	(6,268)	(14,724)	(48,561)

Net present value of FDIC loss share receivable at acquisition date	$44,147	$55,866	$29,089	$46,059	$51,103	$60,004	$116,254	$402,522

Carrying value at January 1, 2011	$31,120	$51,776	$29,182	$46,059	$—	$—	$—	$158,137
FDIC loss share receivable recorded at acquisition	—	—	—	—	51,103	60,004	116,254	227,361
Accretion income	741	1,807	927	1,363	1,997	1,814	2,427	11,076
Cash received from FDIC	(5,069)	(23,001)	(9,505)	(18,466)	(11,942)	(12,372)	(28,646)	(109,001)
Reductions of FDIC loss share receivable for payments on covered loans in excess of Day 1 Fair Values	(875)	(3,590)	(948)	(2,892)	(4,565)	(1,612)	(7,204)	(21,686)
Expenses on covered assets reimbursable by FDIC	1,376	1,606	1,183	1,330	737	472	1,943	8,647
Other activity, net	282	579	918	1,988	390	136	218	4,511

Carrying value at December 31, 2011	27,575	29,177	21,757	29,382	37,720	48,442	84,992	279,045
Accretion income	793	1,108	680	725	1,310	1,485	2,473	8,574
Cash received from FDIC	(12,945)	(14,433)	(8,948)	(22,301)	(13,062)	(29,870)	(42,438)	(143,997)
Reductions of FDIC loss share receivable for payments on covered loans in excess of Day 1 Fair Values	(2,394)	(3,377)	(1,335)	(2,122)	(4,918)	(6,208)	(12,657)	(33,011)
Increase in FDIC loss share receivable for:
Charge-offs on covered loans	3,170	6,417	2,297	1,589	1,627	3,151	1,028	19,279
Write downs of covered foreclosed assets	1,591	1,193	450	1,858	294	278	3,181	8,845
Expenses on covered assets reimbursable by FDIC	1,537	1,726	1,360	1,276	1,318	1,097	3,064	11,378
Other activity, net	491	562	598	755	(293)	(457)	429	2,085

Carrying value at December 31, 2012	$19,818	$22,373	$16,859	$11,162	$23,996	$17,918	$40,072	$152,198

(1)	Certain of the Company’s loss share agreements contain tranches whereby the FDIC’s loss sharing percentage is more than or less than 80%. However, management’s current expectation of most of the principal losses on covered assets under each of the loss share agreements falls in the tranches whereby the FDIC would reimburse the Company for approximately 80% of such losses.

Summary by Acquisition, of Foreclosed Assets Covered by FDIC Loss Share Agreements

The following table presents a summary, by acquisition, of foreclosed assets covered by FDIC loss share agreements, or covered foreclosed assets, as of the dates of acquisition and the activity within covered foreclosed assets during the periods indicated.

	Unity	Woodlands	Horizon	Chestatee	Oglethorpe	First Choice	Park Avenue	Total
	(Dollars in thousands)
At acquisition date:
Balance on acquired bank’s books	$20,304	$12,258	$8,391	$31,647	$16,554	$2,773	$91,442	$183,369
Total expected losses	(9,979)	(5,897)	(3,678)	(15,960)	(7,907)	(628)	(49,850)	(93,899)
Discount for net present value of expected cash flows	(1,466)	(1,332)	(1,030)	(2,281)	(1,562)	(474)	(10,412)	(18,557)

Fair value at acquisition date	$8,859	$5,029	$3,683	$13,406	$7,085	$1,671	$31,180	$70,913

Carrying value at January 1, 2011	$8,060	$5,996	$3,683	$13,406	$—	$—	$—	$31,145
Covered foreclosed assets acquired	—	—	—	—	7,085	1,671	31,180	39,936
Transfers from covered loans	5,197	14,938	1,990	2,381	1,218	858	2,432	29,014
Sales of covered foreclosed assets	(2,985)	(6,499)	(1,996)	(6,110)	(1,171)	(305)	(8,122)	(27,188)

Carrying value at December 31, 2011	10,272	14,435	3,677	9,677	7,132	2,224	25,490	72,907
Transfers from covered loans	4,077	4,543	3,731	3,299	4,065	4,742	8,563	33,020
Sales of covered foreclosed assets	(4,467)	(9,304)	(4,285)	(7,111)	(4,063)	(3,038)	(11,719)	(43,987)
Writedowns of covered foreclosed assets included in other loss share income	(1,695)	(1,624)	(585)	(1,654)	(337)	(344)	(2,750)	(8,989)

Carrying value at December 31, 2012	$8,187	$8,050	$2,538	$4,211	$6,797	$3,584	$19,584	$52,951

Summary of Carrying Value and Type of Foreclosed Assets Covered by FDIC Loss Share Agreements

The following table presents a summary of the carrying value and type of covered foreclosed assets at December 31, 2012 and 2011.

	December 31,
	2012	2011
	(Dollars in thousands)
Real estate:
Residential 1-4 family	$12,279	$15,945
Non-farm/non-residential	9,570	11,624
Construction/land development	30,602	43,323
Agricultural	449	—
Multifamily residential	51	2,014

Total real estate	52,951	72,906
Repossessions	—	1

Total covered foreclosed assets	$52,951	$72,907

Summary by Acquisition, of FDIC Clawback Payable

The following table presents a summary, by acquisition, of the FDIC clawback payable as of the dates of acquisition and activity within the FDIC clawback payable during the periods indicated.

						First	Park
	Unity	Woodlands	Horizon	Chestatee	Oglethorpe	Choice	Avenue	Total
	(Dollars in thousands)
At acquisition date:
Estimated FDIC clawback payable	$2,612	$4,846	$2,380	$1,291	$1,721	$1,452	$24,344	$38,646
Discount for net present value on FDIC clawback payable	(1,046)	(1,905)	(919)	(499)	(664)	(560)	(9,399)	(14,992)

Net present value of FDIC clawback payable at acquisition date	$1,566	$2,941	$1,461	$792	$1,057	$892	$14,945	$23,654

Carrying value at January 1, 2011	$1,629	$3,004	$1,479	$792	$—	$—	$—	$6,904
FDIC clawback payable recorded at acquisition	—	—	—	—	1,057	892	14,945	16,894
Amortization expense	80	149	73	55	42	31	505	935
Changes in FDIC clawback payable related to changes in expected losses on covered assets	—	—	—	(88)	—	—	—	(88)

Carrying value at December 31, 2011	1,709	3,153	1,552	759	1,099	923	15,450	24,645
Amortization expense	79	138	73	35	53	45	776	1,199
Changes in FDIC clawback payable related to changes in expected losses on covered assets	(144)	(305)	(157)	—	(69)	—	—	(675)

Carrying value at December 31, 2012	$1,644	$2,986	$1,468	$794	$1,083	$968	$16,226	$25,169

Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Amortized Cost and Estimated Fair Values of Investment Securities

The following table is a summary of the amortized cost and estimated fair values of investment securities, all of which are classified as AFS. The Company’s holdings of “other equity securities” include FHLB-Dallas, FHLB-Atlanta and FNBB shares which do not have readily available fair values and are carried at cost.

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(Dollars in thousands)
December 31, 2012:
Obligations of states and political subdivisions	$345,224	$16,586	$(293)	$361,517
U.S. Government agency residential mortgage-backed securities	116,835	1,466	(17)	118,284
Corporate obligations	776	—	—	776
Other equity securities	13,689	—	—	13,689

Total investment securities AFS	$476,524	$18,052	$(310)	$494,266

December 31, 2011:
Obligations of states and political subdivisions	$359,667	$14,359	$(979)	$373,047
U.S. Government agency residential mortgage-backed securities	46,068	1,967	—	48,035
Other equity securities	17,828	—	—	17,828

Total investment securities AFS	$423,563	$16,326	$(979)	$438,910

Gross Unrealized Losses and Estimated Fair Value of Investment Securities

The following table shows gross unrealized losses and estimated fair value of investment securities AFS, aggregated by investment category and length of time that individual investment securities have been in a continuous unrealized loss position.

	Less than 12 Months		12 Months or More		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(Dollars in thousands)
December 31, 2012:
Obligations of states and political subdivisions	$14,085	$188	$7,324	$105	$21,409	$293
U.S. Government agency residential mortgage-backed securities	14,320	17	—	—	14,320	17

Total temporarily impaired investment securities	$28,405	$205	$7,324	$105	$35,729	$310

December 31, 2011:
Obligations of states and political subdivisions	$6,035	$248	$16,582	$731	$22,617	$979

Total temporarily impaired investment securities	$6,035	$248	$16,582	$731	$22,617	$979

Maturity Distribution of Investment Securities AFS Reported at Amortized Cost and Estimated Fair Value

A maturity distribution of investment securities AFS reported at amortized cost and estimated fair value as of December 31, 2012 is as follows:

	Amortized Cost	Estimated Fair Value
	(Dollars in thousands)

Due in one year or less	$16,285	$16,616
Due after one year to five years	33,794	34,637
Due after five years to ten years	58,613	60,073
Due after ten years	367,832	382,940

Total	$476,524	$494,266

Sales Activities of Company's Investment Securities AFS are Summarized

Sales activities and other-than-temporary impairment charges of the Company’s investment securities AFS are summarized as follows:

	Year Ended December 31,
	2012	2011	2010
	(Dollars in thousands)
Sales proceeds	$43,177	$94,676	$255,232

Gross realized gains	$3,075	$1,044	$5,030
Gross realized losses	(15)	(111)	(486)
Other-than-temporary impairment charges	(2,603)	—	—

Net gains on investment securities	$457	$933	$4,544

Loans and Leases (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Loan and Lease Portfolio, Excluding Loans Covered by FDIC Loss Share Agreements

The following table is a summary of the loan and lease portfolio, excluding purchased non-covered loans and covered loans, by principal category.

	December 31,
	2012		2011
	(Dollars in thousands)
Real estate:
Residential 1-4 family	$272,052	12.9%	$260,402	13.9%
Non-farm/non-residential	807,906	38.1	708,766	37.7
Construction/land development	578,776	27.4	478,106	25.4
Agricultural	50,619	2.4	71,158	3.8
Multifamily residential	141,243	6.7	142,131	7.6

Total real estate	1,850,596	87.5	1,660,563	88.4
Commercial and industrial	159,804	7.6	120,048	6.4
Consumer	29,781	1.4	36,161	1.9
Direct financing leases	68,022	3.2	54,745	2.9
Other	7,631	0.3	8,966	0.4

Total loans and leases	$2,115,834	100.0%	$1,880,483	100.0%

Purchased Non-covered Loan Portfolio

The following table is a summary of the purchased non-covered loan portfolio, by principal category.

	December 31,
	2012		2011
	(Dollars in thousands)
Real estate	$29,283	70.5%	$71	1.5%
Commercial and industrial	5,333	12.8	631	13.1
Consumer	4,168	10.0	4,001	83.4
Other	2,750	6.7	96	2.0

Total	$41,534	100.0%	$4,799	100.0%

Allowance for Loan and Lease Losses ("ALLL") (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Activity Within Allowance for Loan and Lease Losses

The following table is a summary of activity within the ALLL.

	Year Ended December 31,
	2012	2011	2010
	(Dollars in thousands)
Balance - beginning of year	$39,169	$40,230	$39,619
Non-covered loans and leases charged off	(6,636)	(12,988)	(16,764)
Recoveries of non-covered loans and leases previously charged off	655	427	1,375

Net charge-offs - non-covered loans and leases	(5,981)	(12,561)	(15,389)
Covered loans charged off	(6,195)	(275)	—

Net charge-offs - total loans and leases	(12,176)	(12,836)	(15,389)
Provision for loan and lease losses:
Non-covered loans and leases	5,550	11,500	16,000
Covered loans	6,195	275	—

Total provision	11,745	11,775	16,000

Balance - end of year	$38,738	$39,169	$40,230

Summary of Company's Allowance for Loan and Lease Losses

The following table is a summary of the Company’s ALLL as of and for the years ended December 31, 2012 and 2011.

	Beginning Balance	Charge- offs	Recoveries	Provision	Ending Balance
	(Dollars in thousands)
December 31, 2012:
Real estate:
Residential 1-4 family	$3,848	$(1,312)	$107	$2,177	$4,820
Non-farm/non-residential	12,203	(1,226)	18	(888)	10,107
Construction/land development	9,478	(466)	106	2,882	12,000
Agricultural	3,383	(997)	141	351	2,878
Multifamily residential	2,564	—	—	(534)	2,030
Commercial and industrial	4,591	(1,323)	35	352	3,655
Consumer	1,209	(732)	238	300	1,015
Direct financing leases	1,632	(361)	2	777	2,050
Other	261	(219)	8	133	183
Covered loans	—	(6,195)	—	6,195	—

Total	$39,169	$(12,831)	$655	$11,745	$38,738

December 31, 2011:
Real estate:
Residential 1-4 family	$2,999	$(2,743)	$64	$3,528	$3,848
Non-farm/non-residential	8,313	(1,033)	16	4,907	12,203
Construction/land development	10,565	(5,651)	30	4,534	9,478
Agricultural	2,569	(771)	—	1,585	3,383
Multifamily residential	1,320	—	—	1,244	2,564
Commercial and industrial	4,142	(1,465)	142	1,772	4,591
Consumer	2,051	(825)	166	(183)	1,209
Direct financing leases	1,726	(413)	5	314	1,632
Other	201	(87)	4	143	261
Covered loans	—	(275)	—	275	—
Unallocated	6,344	—	—	(6,344)	—

Total	$40,230	$(13,263)	$427	$11,775	$39,169

Summary of Allowance for Loan and Lease Losses and Recorded Investment in Loans and Leases, Excluding Loans Covered by FDIC

The following table is a summary of the Company’s ALLL and recorded investment in loans and leases, excluding purchased non-covered loans and covered loans, as of December 31, 2012 and 2011.

	Allowance for Loan and Leases Losses			Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans
	ALLL for Individually Evaluated Impaired Loans and Leases	ALLL for All Other Loans and Leases	Total ALLL	Individually Evaluated Impaired Loans and Leases	All Other Loans and Leases	Total Loans and Leases
	(Dollars in thousands)
December 31, 2012:
Real estate:
Residential 1-4 family	$518	$4,302	$4,820	$2,906	$269,146	$272,052
Non-farm/non-residential	53	10,054	10,107	2,898	805,008	807,906
Construction/land development	7	11,993	12,000	542	578,234	578,776
Agricultural	254	2,624	2,878	985	49,634	50,619
Multifamily residential	—	2,030	2,030	—	141,243	141,243
Commercial and industrial	649	3,006	3,655	761	159,043	159,804
Consumer	—	1,015	1,015	33	29,748	29,781
Direct financing leases	—	2,050	2,050	—	68,022	68,022
Other	2	181	183	22	7,609	7,631

Total	$1,483	$37,255	$38,738	$8,147	$2,107,687	$2,115,834

December 31, 2011:
Real estate:
Residential 1-4 family(1)	$415	$3,433	$3,848	$3,239	$257,163	$260,402
Non-farm/non-residential	410	11,793	12,203	3,837	704,929	708,766
Construction/land development	31	9,447	9,478	3,001	475,105	478,106
Agricultural	—	3,383	3,383	737	70,421	71,158
Multifamily residential	—	2,564	2,564	—	142,131	142,131
Commercial and industrial	868	3,723	4,591	1,390	118,658	120,048
Consumer	57	1,152	1,209	87	36,074	36,161
Direct financing leases	—	1,632	1,632	—	54,745	54,745
Other	2	259	261	11	8,955	8,966

Total	$1,783	$37,386	$39,169	$12,302	$1,868,181	$1,880,483

(1)	Includes one individually evaluated loan classified as a TDR totaling $ 1.0 million with an ALLL of $0.3 million allocated for such loan.

Summary of Credit Quality Indicators for Loans and Leases, Including Covered and Non-Covered Loans and Leases

The following table is a summary of credit quality indicators for the Company’s total loans and leases, excluding purchased non-covered loans and covered loans, as of December 31, 2012 and 2011.

	Satisfactory	Moderate	Watch	Substandard	Total
	(Dollars in thousands)
December 31, 2012:
Real estate:
Residential 1-4 family(1)	$263,737	$—	$3,146	$5,169	$272,052
Non-farm/non-residential	649,494	109,429	38,231	10,752	807,906
Construction/land development	395,821	130,057	37,069	15,829	578,776
Agricultural	25,854	12,105	9,509	3,151	50,619
Multifamily residential	112,360	24,092	4,009	782	141,243
Commercial and industrial	121,898	31,338	3,950	2,618	159,804
Consumer(1)	29,079	—	424	278	29,781
Direct financing leases	66,657	1,365	—	—	68,022
Other(1)	6,116	1,204	239	72	7,631

Total	$1,671,016	$309,590	$96,577	$38,651	$2,115,834

December 31, 2011:
Real estate:
Residential 1-4 family(1)	$251,799	$—	$1,924	$6,679	$260,402
Non-farm/non-residential	541,830	96,341	53,976	16,619	708,766
Construction/land development	263,149	164,500	41,741	8,716	478,106
Agricultural	45,276	11,549	7,328	7,005	71,158
Multifamily residential	94,049	43,622	3,673	787	142,131
Commercial and industrial	81,543	30,996	3,093	4,416	120,048
Consumer(1)	35,128	—	623	410	36,161
Direct financing leases	52,329	2,070	26	320	54,745
Other(1)	6,731	1,724	385	126	8,966

Total	$1,371,834	$350,802	$112,769	$45,078	$1,880,483

(1)	The Company does not risk rate its residential 1-4 family loans, its consumer loans, and certain “other” loans. However, for purposes of the above table, the Company considers such loans to be (i) satisfactory - if they are performing and less than 30 days past due, (ii) watch - if they are performing and 30 to 89 days past due or (iii) substandard - if they are nonperforming or 90 days or more past due.

The following table is a summary of credit quality indicators for the Company’s covered loans as of December 31, 2012 and 2011.

	FV 1	FV 2	Total Covered Loans
	(Dollars in thousands)
December 31, 2012:
Real estate:
Residential 1-4 family	$146,687	$5,661	$152,348
Non-farm/non-residential	271,705	16,399	288,104
Construction/land development	90,321	14,766	105,087
Agricultural	18,937	753	19,690
Multifamily residential	9,871	830	10,701
Commercial and industrial	18,495	1	18,496
Consumer	123	53	176
Other	1,637	—	1,637

Total	$557,776	$38,463	$596,239

December 31, 2011:
Real estate:
Residential 1-4 family	$202,620	$—	$202,620
Non-farm/non-residential	368,555	1,201	369,756
Construction/land development	160,737	135	160,872
Agricultural	24,104	—	24,104
Multifamily residential	15,376	518	15,894
Commercial and industrial	29,749	—	29,749
Consumer	958	—	958
Other	2,969	—	2,969

Total	$805,068	$1,854	$806,922

The following table is a summary of credit quality indicators for the Company’s purchased non-covered loans as of December 31, 2012 and 2011.

	Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition					Purchased Non- Covered Loans With Evidence of Credit Deterioration at Acquisition		Total Purchased Non-Covered Loans
	FV 33	FV 44	FV 55	FV 36	FV 77	FV 66	FV 88
	(Dollars in thousands)
December 31, 2012:
Real Estate	$5,042	$10,218	$8,705	$1,229	$—	$4,089	$—	$29,283
Commercial and industrial	576	1,802	1,788	384	—	783	—	5,333
Consumer	857	231	79	1,341	—	1,660	—	4,168
Other	222	110	102	2,071	—	245	—	2,750

Total	$6,697	$12,361	$10,674	$5,025	$—	$6,777	$—	$41,534

December 31, 2011:
Real Estate	$—	$—	$—	$—	$—	$71	$—	$71
Commercial and industrial	—	—	—	—	—	631	—	631
Consumer	—	—	—	—	—	4,001	—	4,001
Other	—	—	—	—	—	96	—	96

Total	$—	$—	$—	$—	$—	$4,799	$—	$4,799

Schedule of Impaired Loans and Leases, Excluding Loans Covered by FDIC Loss Share Agreements

The following table is a summary of impaired loans and leases, excluding purchased non-covered loans and covered loans, as of and for the years ended December 31, 2012 and 2011.

	Principal Balance	Net Charge-offs to Date	Principal Balance, Net of Charge-offs	Specific Allowance	Average Carrying Value
	(Dollars in thousands)
December 31, 2012:
Impaired loans and leases for which there is a related ALLL:
Real estate:
Residential 1-4 family	$1,887	$(219)	$1,668	$518	$1,622
Non-farm/non-residential	204	(1)	203	53	234
Construction/land development	711	(660)	51	7	38
Agricultural	599	(40)	559	254	291
Commercial and industrial	1,473	(911)	562	649	620
Consumer	243	(240)	3	—	8
Other	527	(517)	10	2	24

Total impaired loans and leases with a related ALLL	5,644	(2,588)	3,056	1,483	2,837

Impaired loans and leases for which there is not a related ALLL:
Real estate:
Residential 1-4 family	1,550	(312)	1,238	—	1,721
Non-farm/non-residential	4,267	(1,572)	2,695	—	2,432
Construction/land development	837	(346)	491	—	600
Agricultural	801	(375)	426	—	374
Commercial and industrial	443	(244)	199	—	426
Consumer	31	(1)	30	—	31
Other	159	(147)	12	—	13

Total impaired loans and leases without a related ALLL	8,088	(2,997)	5,091	—	5,597

Total impaired loans and leases	$13,732	$(5,585)	$8,147	$1,483	$8,434

December 31, 2011:
Impaired loans and leases for which there is a related ALLL:
Real estate:
Residential 1-4 family	$3,200	$(1,675)	$1,525	$415	$504
Non-farm/non-residential	2,931	(146)	2,785	410	1,173
Construction/land development	238	(90)	148	31	882
Agricultural	9	(9)	—	—	575
Commercial and industrial	3,071	(1,775)	1,296	868	844
Consumer	101	(28)	73	57	81
Other	46	(35)	11	2	30

Total impaired loans and leases with a related ALLL	9,596	(3,758)	5,838	1,783	4,089

Impaired loans and leases for which there is not a related ALLL:
Real estate:
Residential 1-4 family	2,121	(407)	1,714	—	1,239
Non-farm/non-residential	1,159	(107)	1,052	—	1,633
Construction/land development	6,254	(3,401)	2,853	—	5,833
Agricultural	842	(105)	737	—	1,000
Multifamily residential	133	(133)	—	—	15
Commercial and industrial	294	(200)	94	—	194
Consumer	47	(33)	14	—	15
Other	—	—	—	—	5

Total impaired loans and leases without a related ALLL	10,850	(4,386)	6,464	—	9,934

Total impaired loans and leases	$20,446	$(8,144)	$12,302	$1,783	$14,023

Schedule of Aging Analysis Past Due Loans and Leases, Loans Covered & Non-Covered by FDIC Loss Share Agreements

The following table is an aging analysis of past due loans and leases, excluding purchased non-covered loans and covered loans, at December 31, 2012 and 2011.

	30-89 Days Past Due(1)	90 Days or More(2)	Total Past Due	Current(3)	Total
	(Dollars in thousands)
December 31, 2012:
Real estate:
Residential 1-4 family	$3,656	$1,160	$4,816	$267,236	$272,052
Non-farm/non-residential	3,284	2,524	5,808	802,098	807,906
Construction/land development	868	329	1,197	577,579	578,776
Agricultural	952	570	1,522	49,097	50,619
Multifamily residential	312	—	312	140,931	141,243
Commercial and industrial	1,091	185	1,276	158,528	159,804
Consumer	425	57	482	29,299	29,781
Direct financing leases	—	—	—	68,022	68,022
Other	9	—	9	7,622	7,631

Total	$10,597	$4,825	$15,422	$2,100,412	$2,115,834

December 31, 2011:
Real estate:
Residential 1-4 family	$2,449	$1,757	$4,206	$256,196	$260,402
Non-farm/non-residential	3,448	3,448	6,896	701,870	708,766
Construction/land development	10,453	2,827	13,280	464,826	478,106
Agricultural	275	727	1,002	70,156	71,158
Multifamily residential	319	—	319	141,812	142,131
Commercial and industrial	1,477	348	1,825	118,223	120,048
Consumer	669	120	789	35,372	36,161
Direct financing leases	42	277	319	54,426	54,745
Other	79	—	79	8,887	8,966

Total	$19,211	$9,504	$28,715	$1,851,768	$1,880,483

(1)	Includes $1.0 million of loans and leases, excluding purchased non-covered loans and covered loans, on nonaccrual status at both December 31, 2012 and 2011.
(2)	All loans and leases greater than 90 days past due, excluding purchased non-covered loans and covered loans, were on nonaccrual status at December 31, 2012 and 2011.
(3)	Includes $3.3 million and $1.4 million of loans and leases, excluding purchased non-covered loans and covered loans, on nonaccrual status at December 31, 2012 and 2011, respectively.

The following table is an aging analysis of past due covered loans at December 31, 2012 and 2011.

	30-89 Days Past Due	90 Days or More	Total Past Due	Current	Total Covered Loans
	(Dollars in thousands)
December 31, 2012:
Real estate:
Residential 1-4 family	$9,539	$20,958	$30,497	$121,851	$152,348
Non-farm/non-residential	18,476	55,753	74,229	213,875	288,104
Construction/land development	6,693	42,604	49,297	55,790	105,087
Agricultural	1,063	3,338	4,401	15,289	19,690
Multifamily residential	—	3,345	3,345	7,356	10,701
Commercial and industrial	901	4,133	5,034	13,462	18,496
Consumer	29	5	34	142	176
Other	—	—	—	1,637	1,637

Total	$36,701	$130,136	$166,837	$429,402	$596,239

December 31, 2011:
Real estate:
Residential 1-4 family	$12,013	$34,075	$46,088	$156,532	$202,620
Non-farm/non-residential	26,023	71,898	97,921	271,835	369,756
Construction/land development	15,335	54,165	69,500	91,372	160,872
Agricultural	3,111	4,390	7,501	16,603	24,104
Multifamily residential	288	4,208	4,496	11,398	15,894
Commercial and industrial	795	4,390	5,185	24,564	29,749
Consumer	246	14	260	698	958
Other	14	133	147	2,822	2,969

Total	$57,825	$173,273	$231,098	$575,824	$806,922

At December 31, 2012 and 2011, a significant portion of the Company’s covered loans were past due, including many that were 90 days or more past due. However, such delinquencies were included in the Company’s performance expectations in determining the Day 1 Fair Values. Accordingly, all covered loans continue to accrete interest income and all covered loans rated “FV 1” continue to perform in accordance with management’s expectations established in conjunction with the determination of the Day 1 Fair Values.

The following table is an aging analysis of past due purchased non-covered loans at December 31, 2012 and 2011.

	30-89 Days Past Due	90 Days or More	Total Past Due	Current	Total Purchased Non-Covered Loans
	(Dollars in thousands)
December 31, 2012:
Real estate	$3,061	$3,025	$6,086	$23,197	$29,283
Commercial and industrial	855	2,589	3,444	1,889	5,333
Consumer	431	1,295	1,726	2,442	4,168
Other	434	259	693	2,057	2,750

Total	$4,781	$7,168	$11,949	$29,585	$41,534

December 31, 2011:
Real estate	$—	$—	$—	$71	$71
Commercial and industrial	—	121	121	510	631
Consumer	363	159	522	3,479	4,001
Other	—	—	—	96	96

Total	$363	$280	$643	$4,156	$4,799

Foreclosed Assets not Covered by FDIC Loss Share Agreements (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Activity Within Foreclosed Assets Not Covered by FDIC Loss Share Agreements

The following table is a summary of activity within foreclosed assets not covered by FDIC loss share agreements for the periods indicated.

	Year Ended December 31,
	2012	2011	2010
	(Dollars in thousands)
Balance - beginning of year	$31,762	$42,216	$61,148
Loans transferred into foreclosed assets not covered by FDIC loss share agreements	9,047	10,676	17,095
Sales of foreclosed assets not covered by FDIC loss share agreements	(25,482)	(11,719)	(27,152)
Writedowns of foreclosed assets not covered by FDIC loss share agreements	(1,713)	(9,525)	(8,960)
Foreclosed assets acquired in acquisitions - not covered by FDIC loss share agreements	310	114	85

Balance - end of year	$13,924	$31,762	$42,216

Amount and Type of Foreclosed Assets Not Covered by FDIC Loss Share Agreements

The amount and type of foreclosed assets not covered by FDIC loss share agreements are as follows:

	December 31,
	2012	2011
	(Dollars in thousands)
Real estate:
Residential 1-4 family	$2,863	$1,078
Non-farm/non-residential	2,481	2,857
Construction/land development	8,072	27,675
Agricultural	378	—

Total real estate	13,794	31,610
Commercial and industrial	102	145
Consumer	28	7

Foreclosed assets not covered by FDIC loss share agreements	$13,924	$31,762

Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Premises and Equipment

The following table is a summary of premises and equipment.

	December 31,
	2012	2011
	(Dollars in thousands)
Land	$72,499	$64,226
Construction in progress	2,498	1,849
Buildings and improvements	135,840	114,081
Leasehold improvements	5,158	5,147
Equipment	51,548	36,212

Gross premises and equipment	267,543	221,515
Accumulated depreciation	(41,789)	(34,982)

Premises and equipment, net	$225,754	$186,533

Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Scheduled Maturities of Time Deposits

The following table is a summary of the scheduled maturities of all time deposits.

	December 31,
	2012	2011
	(Dollars in thousands)
Up to one year	$684,118	$820,742
Over one to two years	65,138	63,932
Over two to three years	25,425	21,933
Over three to four years	3,366	7,025
Over four to five years	2,188	4,451
Thereafter	614	173

Total time deposits	$780,849	$918,256

Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Information Relating to Short-Term Borrowings

The following table is a summary of information relating to these short-term borrowings.

	December 31,
	2012	2011
	(Dollars in thousands)
Average annual balance	$10,900	$14,956
December 31 balance	—	21,050
Maximum month-end balance during year	58,925	54,077
Interest rate:
Weighted-average - year	0.36%	0.33%
Weighted-average - December 31	—	0.35

Aggregate Annual Maturities and Weighted-Average Rates of FHLB-Dallas Advances with Original Maturity of Over One Year

At December 31, 2012, aggregate annual maturities and weighted-average interest rates of FHLB-Dallas advances with an original maturity of over one year were as follows:

Maturity	Amount	Weighted-Average Interest Rate
	(Dollars in thousands)

2013	$31	3.22%
2014	32	3.25
2015	33	3.27
2016	21	4.54
2017	260,022	3.89
2018	20,023	2.54
Thereafter	601	4.54

Total	$280,763	3.80

FHLB-Dallas Advances Containing Quarterly Call Features and are Callable

Included in the above table are $280.0 million of FHLB-Dallas advances that contain quarterly call features and are callable as follows:

	Amount	Weighted-Average Interest Rate	Maturity
	(Dollars in thousands)
Callable quarterly	$260,000	3.90%	2017
Callable quarterly	20,000	2.53	2018

Total	$280,000	3.80

Subordinated Debentures (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Issues of Trust Preferred Securities Outstanding and Subordinated Debentures Owed to Trust

At December 31, 2012 the Company had the following issues of trust preferred securities outstanding and subordinated debentures owed to the Trusts.

	Subordinated Debentures Owed to Trust	Trust Preferred Securities of the Trust	Interest Rate at December 31, 2012	Final Maturity Date
	(Dollars in thousands)
Ozark III	$14,434	$14,000	3.29%	September 25, 2033
Ozark II	14,433	14,000	3.26	September 29, 2033
Ozark IV	15,464	15,000	2.53	September 28, 2034
Ozark V	20,619	20,000	1.99	December 15, 2036

Total	$64,950	$63,000

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Components of Provision (Benefit) for Income Taxes

The following table is a summary of the components of the provision (benefit) for income taxes.

	Year Ended December 31,
	2012	2011	2010
	(Dollars in thousands)
Current:
Federal	$37,254	$33,360	$15,696
State	4,489	4,982	2,723

Total current	41,743	38,342	18,419

Deferred:
Federal	(6,384)	10,230	6,895
State	(1,424)	1,636	1,300

Total deferred	(7,808)	11,866	8,195

Provision for income taxes	$33,935	$50,208	$26,614

Reconciliation Between Statutory Federal Income Tax Rate and Effective Income Tax Rate

The reconciliation between the statutory federal income tax rate and effective income tax rate is as follows:

	Year Ended December 31,
	2012	2011	2010

Statutory federal income tax rate	35.0%	35.0%	35.0%
Increase (decrease) in taxes resulting from:
State income taxes, net of federal benefit	1.8	2.8	2.9
Effect of tax-exempt interest income	(5.0)	(3.8)	(7.2)
Effect of BOLI and other tax-exempt income	(0.8)	(0.5)	(0.8)
Other, net	(0.4)	(0.4)	(0.5)

Effective income tax rate	30.6%	33.1%	29.4%

Types of Temporary Differences Between Tax Basis of Assets and Liabilities

The types of temporary differences between the tax basis of assets and liabilities and their financial reporting amounts that give rise to deferred income tax assets and liabilities and their approximate tax effects are as follows:

	December 31,
	2012	2011
	(Dollars in thousands)
Deferred tax assets:
Allowance for loan and lease losses	$14,939	$15,148
Stock-based compensation	1,831	1,435
Deferred compensation	1,767	1,429
Foreclosed assets	3,080	5,644

Gross deferred tax assets	21,617	23,656

Deferred tax liabilities:
Accelerated depreciation on premises and equipment	13,940	9,562
Investment securities AFS	6,959	6,020
Deferred gains on FDIC-assisted acquisitions	8,810	22,991
Other, net	799	950

Gross deferred tax liabilities	30,508	39,523

Net deferred tax assets (liabilities)	$(8,891)	$(15,867)

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Stock Option Activity

The following table summarizes stock option activity for both the employee and non-employee director stock option plans for the year ended December 31, 2012.

	Options	Weighted-Average Exercise Price/Share	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding - January 1, 2012	991,100	$17.45
Granted	268,550	31.79
Exercised	(267,300)	14.88
Forfeited	(35,200)	19.45

Outstanding - December 31, 2012	957,150	$22.12	5.0	$10,863	(1)

Fully vested and exercisable at December 31, 2012	320,300	$15.13	3.2	$5,875	(1)

Expected to vest in future periods	518,660

Fully vested and expected to vest at December 31, 2012(2)	838,960	$21.55	4.9	$9,999	(1)

(1)	Based on closing price of $33.47 per share on December 31, 2012.
(2)	At December 31, 2012 the Company estimates that options to purchase 118,190 shares of the Company’s common stock will not vest and will be forfeited prior to their vesting date.

Weighted Average Assumptions Used in Black Scholes Option Pricing Model

The weighted-average assumptions used in the Black-Scholes option pricing model for the years indicated were as follows:

	2012	2011	2010
Risk-free interest rate	0.71%	1.15%	1.22%
Expected dividend yield	1.87%	1.68%	1.69%
Expected stock volatility	40.6%	40.1%	39.0%
Expected life (years)	5.0	5.0	5.0

Summary of Non-Vested Restricted Stock Activity

The following table summarizes non-vested restricted stock activity for the year ended December 31, 2012.

Shares
Outstanding - January 1, 2012	201,900
Granted	128,150
Forfeited	(800)
Earned and issued	(34,000)

Outstanding - December 31, 2012	295,250

Weighted-average grant date fair value	$26.05

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Activity of Loans to Related Parties

The following table is a summary of activity of loans to related parties for the periods indicated.

	Year Ended December 31,
	2012	2011	2010
	(Dollars in thousands)
Balance – beginning of year	$2,150	$3,374	$8,174
New loans and advances	19,778	16,978	9,258
Repayments	(19,447)	(18,202)	(13,648)
Change in composition of related parties	45	—	(410)

Balance – end of year	$2,526	$2,150	$3,374

Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Actual And Required Regulatory Capital Amounts And Ratios Of Company And Bank

The actual and required regulatory capital amounts and ratios of the Company and the Bank at December 31, 2012 and 2011 are as follows:

			Required
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
December 31, 2012:
Total capital (to risk-weighted assets):
Company	$585,874	19.36%	$242,120	8.00%	$302,650	10.00%
Bank	573,926	18.95	242,263	8.00	302,829	10.00

Tier 1 capital (to risk-weighted assets):
Company	548,054	18.11	121,060	4.00	181,590	6.00
Bank	536,084	17.70	121,132	4.00	181,697	6.00

Tier 1 leverage (to average assets):
Company	548,054	14.40	114,199	3.00	190,332	5.00
Bank	536,084	14.13	113,812	3.00	189,687	5.00

December 31, 2011:
Total capital (to risk-weighted assets):
Company	$499,055	18.93%	$210,950	8.00%	$263,688	10.00%
Bank	478,690	18.23	210,068	8.00	262,585	10.00

Tier 1 capital (to risk-weighted assets):
Company	466,017	17.67	105,475	4.00	158,213	6.00
Bank	445,789	16.98	105,034	4.00	157,551	6.00

Tier 1 leverage (to average assets):
Company	466,017	12.06	115,934	3.00	193,223	5.00
Bank	445,789	11.58	115,508	3.00	192,514	5.00

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Assets and Liabilities at Fair Value

The following table sets forth the Company’s assets and liabilities at December 31, 2012 and 2011 that are accounted for at fair value.

	Level 1	Level 2	Level 3	Total
		(Dollars in thousands)
December 31, 2012:
Investment securities AFS(1):
Obligations of state and political subdivisons	$—	$257,345	$104,172	$361,517
U.S. Government agency residential mortgage-backed securities	—	118,284	—	118,284
Corporate bonds	—	776	—	776

Total investment securities AFS	—	376,405	104,172	480,577
Impaired non-covered loans and leases	—	—	6,664	6,664
Impaired covered loans	—	—	38,463	38,463
Foreclosed assets not covered by
FDIC loss share agreements	—	—	13,924	13,924
Foreclosed assets covered by
FDIC loss share agreements	—	—	52,951	52,951

Total assets at fair value	$—	$376,405	$216,174	$592,579

December 31, 2011:
Investment securities AFS(1):
Obligations of state and political subdivisons	$—	$348,855	$24,192	$373,047
U.S. Government agency residential mortgage-backed securities	—	48,035	—	48,035

Total investment securities AFS	—	396,890	24,192	421,082
Impaired non-covered loans and leases	—	—	10,519	10,519
Impaired covered loans	—	—	1,854	1,854
Foreclosed assets not covered by
FDIC loss share agreements	—	—	31,762	31,762
Foreclosed assets covered by
FDIC loss share agreements	—	—	72,907	72,907

Total assets at fair value	$—	$396,890	$141,234	$538,124

(1)	Does not include $13.7 million at December 31, 2012 and $17.8 million at December 31, 2011 of shares of FHLB- Dallas, FHLB-Atlanta and FNBB stock that do not have readily determinable fair values and are carried at cost.

Schedule of Information Related to Level 3 Non-Recurring Fair Value Measurements

The following table presents information related to Level 3 non-recurring fair value measurements, at December 31, 2012.

Description	Fair Values at December 31, 2012	Technique	Unobservable Inputs
		(Dollars in thousands)
Impaired non-covered loans and leases	$6,664	Third party appraisal or discounted cash flows	1. Management discount based on underlying collateral characteristics and market conditions 2. Life of loan

Impaired covered loans	$38,463	Third party appraisal and/or discounted cash flows	1. Life of loan

Foreclosed assets not covered by FDIC loss share agreements	$13,924	Third party appraisals, broker price opinions and/or discounted cash flows	1. Management discount based on collateral share agreements and market conditions 2. Discount rate 3. Holding period

Foreclosed assets covered by FDIC loss share agreements	$52,951	Third party appraisals and/or discounted cash flows	1. Discount rate 2. Holding period

Assets Measured at Fair Value on Recurring Basis Utilizing Level 3 Inputs

The following table presents additional information about assets measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value.

Investment Securities AFS
(Dollars in thousands)
Balances - January 1, 2011	$20,036
Total realized gains/(losses) included in earnings	(44)
Total unrealized gains/(losses) included in other comprehensive income	82
Purchases	4,500
Paydowns	(1,112)
Transfers in and/or out of Level 3	730

Balances – December 31, 2011	$24,192
Total realized gains/(losses) included in earnings	—
Total unrealized gains/(losses) included in other comprehensive income	359
Paydowns	(1,150)
Sales	(350)
Acquired in Genala acquisition	81,121
Transfers in and/or out of Level 3	—

Balances - December 31, 2012	$104,172

Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Fair Values of Financial Instruments

The following table presents the estimated fair values of the Company’s financial instruments.

		December 31,
		2012		2011
	Fair Value Hierarchy	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(Dollars in thousands)
Financial assets:
Cash and cash equivalents	Level 1	$207,967	$207,967	$58,927	$58,927
Investment securities AFS	Levels 2 and 3	494,266	494,266	438,910	438,910
Loans and leases, net of ALLL	Level 3	2,714,869	2,683,896	2,653,035	2,636,254
FDIC loss share receivable	Level 3	152,198	152,565	279,045	279,226
Financial liabilities:
Demand, savings and money market account deposits	Level 1	$2,320,206	$2,320,206	$2,025,663	$2,025,663
Time deposits	Level 2	780,849	781,784	918,256	925,754
Repurchase agreements with customers	Level 1	29,550	29,550	32,810	32,810
Other borrowings	Level 2	280,763	328,881	301,847	361,373
Subordinated debentures	Level 2	64,950	30,523	64,950	30,663

Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Supplemental Cash Flow Information

Supplemental cash flow information is as follows:

	Year Ended December 31,
	2012	2011	2010
	(Dollars in thousands)
Cash paid during the period for:
Interest	$22,540	$32,202	$35,476
Taxes	49,888	18,448	13,879
Supplemental schedule of non-cash investing and financing activities:
Loans transferred to foreclosed assets not covered by
FDIC loss share agreements	9,047	10,676	17,095
Loans advanced for sales of foreclosed assets not covered by
FDIC loss share agreements	12,710	675	9,755
Covered loans transferred to covered foreclosed assets	33,020	29,014	5,354
Net change in unrealized gains and losses on investment securities AFS	2,395	15,622	(10,201)
Unsettled AFS investment security purchases	2,513	—	—

Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Other Operating Expenses

The following table is a summary of other operating expenses.

	Year Ended December 31,
	2012	2011	2010
	(Dollars in thousands)
Postage and supplies	$3,195	$3,091	$1,981
Telephone and data lines	3,374	3,049	2,110
Advertising and public relations	4,089	3,571	2,076
Professional and outside services	4,401	4,822	3,024
Software expense	3,265	3,082	2,657
Travel and meals	2,705	3,488	1,726
FDIC and state assessments	703	719	678
FDIC Insurance	1,505	2,155	3,238
ATM expense	871	1,022	881
Loan collection and repossession expense	6,135	7,873	4,001
Writedowns of foreclosed assets not covered by FDIC loss share agreements	1,713	9,525	8,960
Amortization of intangible assets	2,037	1,677	431
Other	5,648	7,490	4,877

Total other operating expenses	$39,641	$51,564	$36,640

Earnings Per Common Share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Calculation of Numerator and Denominator in Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted EPS.

	Year Ended December 31,
	2012	2011	2010
	(In thousands, except per share amounts)
Numerator:
Distributed earnings allocated to common stockholders	$17,293	$12,661	$10,170
Undistributed earnings allocated to common stockholders	59,751	88,660	53,831

Net earnings allocated to common stockholders	$77,044	$101,321	$64,001

Denominator:
Denominator for basic EPS—weighted-average common shares	34,637	34,260	33,938
Effect of dilutive securities—stock options	251	222	152

Denominator for diluted EPS—weighted-average common shares and assumed conversions	34,888	34,482	34,090

Basic EPS	$2.22	$2.96	$1.89

Diluted EPS	$2.21	$2.94	$1.88

Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Condensed Balance Sheets of Parent Company

Condensed Balance Sheets

	December 31,
	2012	2011
	(Dollars in thousands)
Assets:
Cash	$11,230	$11,307
Investment in consolidated bank subsidiary	557,601	466,232
Investment in unconsolidated Trusts	1,950	1,950
Loans	—	8,768
Excess cost over fair value of net assets acquired	1,092	1,092
Other, net	1,916	1,612

Total assets	$573,789	$490,961

Liabilities and Stockholders’ Equity:
Accounts payable	$27	$115
Accrued interest payable	171	297
Income taxes payable	977	1,048
Subordinated debentures	64,950	64,950

Total liabilities	66,125	66,410

Stockholders’ equity:
Common stock	353	345
Additional paid-in capital	73,043	51,145
Retained earnings	423,485	363,734
Accumulated other comprehensive income (loss)	10,783	9,327

Total stockholders’ equity	507,664	424,551

Total liabilities and stockholders’ equity	$573,789	$490,961

Schedule of Condensed Statements of Income of Parent Company

Condensed Statements of Income

	Year Ended December 31,
	2012	2011	2010
	(Dollars in thousands)
Income:
Dividends from Bank	$26,750	$12,300	$13,200
Dividends from Trusts	55	52	53
Interest	437	1,145	1,152
Other	8	—	—

Total income	27,250	13,497	14,405

Expenses:
Interest	1,848	1,740	1,764
Other operating expenses	5,016	3,447	2,853

Total expenses	6,864	5,187	4,617

Net income before income tax benefit and equity in undistributed earnings of Bank	20,386	8,310	9,788
Income tax benefit	2,818	1,792	1,527
Equity in undistributed earnings of Bank	53,840	91,219	52,686

Net income	$77,044	$101,321	$64,001

Schedule of Condensed Statements of Cash Flows of Parent Company

Condensed Statements of Cash Flows

	Year Ended December 31,
	2012	2011	2010
	(Dollars in thousands)
Cash flows from operating activities:
Net income	$77,044	$101,321	$64,001
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of Bank	(53,840)	(91,219)	(52,686)
Loss on sale of investment securities AFS	—	—	130
Deferred income tax expense (benefit)	(396)	(177)	169
Stock-based compensation expense	2,607	1,528	834
Tax benefits on exercise of stock options and vesting of common stock under restricted stock plan	(1,538)	(870)	(535)
Changes in other assets and other liabilities	1,319	2,445	(831)

Net cash provided by operating activities	25,196	13,028	11,082

Cash flows from investing activities:
Net paydowns (fundings) of portfolio loans	67	(532)	531
Proceeds from sales of investment securities AFS	—	—	330
Equity contributed to Bank	—	—	(7,000)
Cash paid in merger and acquisition transactions, net of cash required	(13,223)	—	—

Net cash used by investing activities	(13,156)	(532)	(6,139)

Cash flows from financing activities:
Proceeds from exercise of stock options	3,979	4,032	2,825
Tax benefits on exercise of stock options and vesting of common stock under restricted stock plan	1,538	870	535
Repurchase of common stock under restricted stock plan	(341)	—	—
Cash dividends paid on common stock	(17,293)	(12,661)	(10,170)

Net cash used by financing activities	(12,117)	(7,759)	(6,810)

Net (decrease) increase in cash	(77)	4,737	(1,867)
Cash - beginning of year	11,307	6,570	8,437

Cash - end of year	$11,230	$11,307	$6,570

Summary of Significant Accounting Policies (Narrative) (Detail) (USD $)	1 Months Ended	12 Months Ended
	Aug. 16, 2011	Dec. 31, 2012 D Y M Office Trust	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Line Items]
Ownership interest owned finance subsidiary business trusts		100.00%
Number of finance subsidiary trusts		4
Number of offices		117
Percentage of subsidiaries company owns to have majority voting interest		50.00%
Percentage of cost method investments		20.00%
Owned finance subsidiary trusts, VIEs		100.00%
Stock split	2-for-1
Number of shares effected by issuing shares, stock split	1
Mortgage loans held for sale included in loans and leases		$ 36,400,000	$ 17,900,000
Notional amounts of loan commitments		18,100,000	13,300,000
Number of months management has to finalize the fair values of acquired assets and assumed liabilities		12
Covered loan portfolio, expects to receive estimated cash flows period, years		2.2
Expected recovery of incurred losses, loss share agreements result, percentage		80.00%
Discount rate used to determine net present value of FDIC loss share receivable		5.00%
Discount rate of claw back amount payable to FDIC upon termination		5.00%
Number of days past due before a loan is deemed impaired		90
Percentage of tax benefit greater than likelihood		50.00%
Goodwill		5,200,000	5,200,000
Stock based compensation non-interest expenses		2,600,000	1,500,000	800,000
Arkansas [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of offices		66
Georgia [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of offices		28
Texas [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of offices		13
Costs paid to acquire bank charter, amortized period, years		20
Costs paid to acquire bank charter		239,000	239,000
Accumulated amortization		107,000	95,000
Florida [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of offices		4
Alabama [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of offices		3
North Carolina [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of offices		2
South Carolina [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of offices		1
Stressed Markets [Member]
Summary Of Significant Accounting Policies [Line Items]
Allowance allocation for loans in stressed markets		0
Core Deposits [Member]
Summary Of Significant Accounting Policies [Line Items]
Core deposit intangibles		10,400,000	9,500,000
Accumulated amortization		3,900,000	2,700,000
Aggregate amount of amortization expense, 2013		2,200,000
Aggregate amount of amortization expense, 2014		1,700,000
Aggregate amount of amortization expense, 2015		1,300,000
Aggregate amount of amortization expense, 2016		600,000
Aggregate amount of amortization expense, 2017		$ 200,000
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Principally defined as owning a voting or economic interest		20.00%
Discount rates determining net present value of expected cash flows		6.00%
Discount rates used to determine net present value of covered foreclosed assets		8.00%
Minimum [Member] | Buildings [Member]
Summary Of Significant Accounting Policies [Line Items]
Period, in years, for depreciation of buildings		20 years
Minimum [Member] | Furniture, Fixtures, Equipment And Building Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Period, in years, for depreciation of furniture, fixtures, equipment and building improvements		3 years
Minimum [Member] | Core Deposits [Member]
Summary Of Significant Accounting Policies [Line Items]
Core deposit intangibles amortization period		3
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Principally defined as owning a voting or economic interest		50.00%
Discount rates determining net present value of expected cash flows		9.50%
Discount rates used to determine net present value of covered foreclosed assets		9.50%
Maximum [Member] | Buildings [Member]
Summary Of Significant Accounting Policies [Line Items]
Period, in years, for depreciation of buildings		45 years
Maximum [Member] | Furniture, Fixtures, Equipment And Building Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Period, in years, for depreciation of furniture, fixtures, equipment and building improvements		25 years
Maximum [Member] | Core Deposits [Member]
Summary Of Significant Accounting Policies [Line Items]
Core deposit intangibles amortization period		7

Acquisitions (2012 Acquisitions) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Common stock, shares	423,616
Acquisition-related Costs [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Total transaction value	27,500
Cash Paid	13,400
Common stock, shares	423,616
Common stock	14,100

Acquisition (Summary of Assets Acquired and Liabilities Assumed in Acquisition, Including Recast Adjustments) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Park Avenue [Member]	Dec. 31, 2011 Park Avenue [Member]	Dec. 31, 2012 First Choice [Member]	Dec. 31, 2011 First Choice [Member]	Dec. 31, 2012 Oglethorpe [Member]	Dec. 31, 2011 Oglethorpe [Member]	Dec. 31, 2010 Scenario, Previously Reported [Member]	Apr. 29, 2011 Scenario, Previously Reported [Member] Park Avenue [Member]	Apr. 29, 2011 Scenario, Previously Reported [Member] First Choice [Member]	Jan. 14, 2011 Scenario, Previously Reported [Member] Oglethorpe [Member]	Dec. 31, 2012 Scenario, Previously Reported [Member] Genala [Member]	Apr. 29, 2011 Fair Value Adjustments [Member] Park Avenue [Member]		Apr. 29, 2011 Fair Value Adjustments [Member] First Choice [Member]		Jan. 14, 2011 Fair Value Adjustments [Member] Oglethorpe [Member]		Dec. 31, 2012 Fair Value Adjustments [Member] Genala [Member]	Dec. 31, 2010 Scenario, Adjustment [Member]	Apr. 29, 2011 Scenario, Adjustment [Member] Park Avenue [Member]	Apr. 29, 2011 Scenario, Adjustment [Member] First Choice [Member]	Jan. 14, 2011 Scenario, Adjustment [Member] Oglethorpe [Member]	Apr. 29, 2011 Scenario, Actual [Member]		Dec. 31, 2010 Scenario, Actual [Member]	Apr. 29, 2011 Scenario, Actual [Member] Park Avenue [Member]		Jan. 14, 2011 Scenario, Actual [Member] Oglethorpe [Member]		Dec. 31, 2012 Scenario, Actual [Member] Genala [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Cash and due from banks														$ 41,938																			$ 41,938	[1]
Cash and cash equivalents											66,825	38,018	14,710													38,018	[2]		66,825	[3]	14,710	[4]
Investment securities AFS											132,737	4,588		85,291	(947)	[5]	(20)	[5]			2,344					4,568	[2]		131,790	[3]			87,635	[1]
Loans and leases														43,401							(3,785)												39,616	[1]
Purchased non-covered loans											23,664	1,973	6,532		(5,968)	[6]	(419)	[6]	(3,447)	[6]						1,554	[2]		17,696	[3]	3,085	[4]
Allowance for loan losses														(1,247)							1,247
Covered loans										806,924	408,069	246,451	154,018		(145,152)	[6]	(96,557)	[6]	(73,342)	[6]		(2)	1,380	(1,382)	758	148,512	[2]	806,922	264,297	[3]	81,434	[4]
Premises and equipment														426							590												1,016	[1]
FDIC loss share receivable										278,263					113,683	[7]	59,544	[7]	52,395	[7]		782	2,571	460	(1,292)	60,004	[2]	279,045	116,254	[3]	51,103	[4]
Foreclosed assets														652							(342)												310	[1]
Foreclosed assets covered by FDIC loss share agreements											91,442	2,773	16,554		(59,812)	[8]	(1,102)	[8]	(9,410)	[8]			(450)		(59)	1,671	[2]		31,180	[3]	7,085	[4]
Accrued interest receivable														1,220																			1,220	[1]
Core deposit intangible															5,063	[9]	495	[9]	401	[9]						495	[2]		5,063	[3]	401	[4]
Intangible assets																					1,656												1,656	[1]
Other assets										32,495	5,012	931	1,054	482	(2,035)	[10]	(861)	[10]	(621)	[10]	(26)	884	(1,799)	884	726	954	[2]	33,379	1,178	[3]	1,159	[4]	456	[1]
Total assets acquired											727,749	294,734	192,868	172,163	(95,168)		(38,920)		(34,024)		1,684		1,702	(38)	133	255,776	[2]		634,283	[3]	158,977	[4]	173,847	[1]
Deposits											626,321	293,344	195,067	142,652							882					293,344	[2]		626,321	[3]	195,067	[4]	143,534	[1]
Accrued interest payable and other liabilities														391																			391	[1]
FHLB-Atlanta advances											84,260	4,000			4,559	[11]										4,000	[2]		88,819	[3]
FDIC clawback payable	25,169	24,645	6,904	16,226	15,450	968	923	1,083	1,099	24,606					14,868	[12]	930	[12]	924	[12]		39	77	(38)	133	892	[2]	24,645	14,945	[3]	1,057	[4]
Other liabilities											1,588	478	333		500	[10]	100	[10]	100	[10],[13]			1,625			578	[2]		3,713	[3]	433	[4]
Total liabilities assumed											712,169	297,822	195,400	143,043	19,927		1,030		1,024		882		1,702	(38)	133	298,814	[2]		733,798	[3]	196,557	[4]	143,925	[1]
Net assets acquired											15,580	(3,088)	(2,532)	29,120	(115,095)		(39,950)		(35,048)		802					(43,038)	[2]		(99,515)	[3]	(37,580)	[4]	29,922	[1]
Cash																																	(13,396)	[1]
Asset discount bid											(174,900)	(42,900)	(38,000)
Common stock																																	(14,123)	[1]
Cash received from FDIC	143,997	109,001		42,438	28,646	29,870	12,372	13,062	11,942		159,320	45,988	40,532													45,988	[2]		159,320	[3]	40,532	[4]
Total transaction value																																	(27,519)	[1]
Pre-tax gain																										$ 2,950	[2]		$ 59,805	[3]	$ 2,952	[4]	$ 2,403	[1]

[1]	Represents the Day 1 Fair Values of assets acquired and liabilities assumed in the Genala acquisition.
[2]	Represents the Day 1 Fair Values of assets acquired and liabilities assumed in the First Choice acquisition.
[3]	Represents the Day 1 Fair Values of the assets acquired and liabilities assumed in the Park Avenue acquisition
[4]	Represents the Day 1 Fair Values of assets acquired and liabilities assumed in the Oglethorpe acquisition.
[5]	Adjustment reflects the fair value adjustment based on the Company's pricing of investment securities AFS.
[6]	Adjustment reflects the fair value adjustments based on the Company's evaluation of the acquired loan portfolio.
[7]	Adjustment reflects the estimated fair value of payments the Company expects to receive from the FDIC under the loss share agreements.
[8]	Adjustment reflects the fair value adjustments based on the Company's evaluation of the acquired foreclosed assets covered by FDIC loss share agreements.
[9]	Adjustment reflects the estimated fair value of the core deposit intangible.
[10]	Adjustment reflects the amount needed to adjust the carrying value of other assets and other liabilities to estimated fair value.
[11]	Adjustment reflects the amount of the prepayment penalty, if any, assessed on early payoff of FHLB-Atlanta advances.
[12]	Adjustment reflects the estimated fair value of payments the Company expects to make to the FDIC under the clawback provisions of the loss share agreements at the conclusion of the term of the loss share agreements.
[13]	Adjustment reflects the amount needed to adjust the carrying value of other assets to estimated fair value.

Acquisitions (Summary of Supplemental Pro-forma Information) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Net interest income (unaudited)	$ 180,600
Net income (unaudited)	$ 79,800
EPS - Diluted (unaudited)	$ 2.26

Acquisitions (2011 Acquisitions) (Detail)	12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended								12 Months Ended	1 Months Ended
	Dec. 31, 2012 Oglethorpe [Member]	Jan. 14, 2011 Oglethorpe [Member] St. Simons Island, GA [Member] Facility	Jan. 14, 2011 Oglethorpe [Member] Brunswick, GA [Member] Facility	Dec. 31, 2012 First Choice [Member]	Apr. 29, 2011 First Choice [Member] Dallas Office [Member] Facility	Jul. 01, 2011 First Choice [Member] Newnan [Member] Facility	Apr. 29, 2011 First Choice [Member] Newnan [Member] Facility	Apr. 29, 2011 First Choice [Member] Senoia, GA [Member] Facility	Apr. 29, 2011 First Choice [Member] Sharpsburg, GA [Member] Facility	Apr. 29, 2011 First Choice [Member] Douglasville, GA [Member] Facility	Oct. 26, 2011 First Choice [Member] Carrollton [Member] Facility	Apr. 29, 2011 First Choice [Member] Carrollton [Member] Facility	Dec. 31, 2012 Park Avenue [Member]	Apr. 29, 2011 Park Avenue [Member] Valdosta [Member] Facility	Apr. 29, 2011 Park Avenue [Member] Bainbridge [Member] Facility	Apr. 29, 2011 Park Avenue [Member] Cairo, GA [Member] Facility	Apr. 29, 2011 Park Avenue [Member] Lake Park, GA [Member] Facility	Oct. 21, 2011 Park Avenue [Member] Stockbridge [Member] Facility	Apr. 29, 2011 Park Avenue [Member] Stockbridge [Member] Facility	Apr. 29, 2011 Park Avenue [Member] McDonough, GA [Member] Facility	Apr. 29, 2011 Park Avenue [Member] Oakwood, GA [Member] Facility	Apr. 29, 2011 Park Avenue [Member] Athens, GA [Member] Facility	Apr. 29, 2011 Park Avenue [Member] Ocala, FL [Member] Facility
Business Acquisition [Line Items]
Purchase and assumption agreement, date	Jan 14, 2011			Apr 29, 2011									Apr 29, 2011
Number of operating branches acquired		1	1		1		2	1	1	1		1		3	2	1	1		1	1	1	1	1
Number of operating branches acquired and subsequently discontinued						1					1							1

Acquisitions (2010 Acquisitions) (Detail)	1 Months Ended	12 Months Ended	1 Months Ended					12 Months Ended	1 Months Ended			12 Months Ended	1 Months Ended			12 Months Ended	1 Months Ended
	Sep. 23, 2010 Brandon [Member] Facility	Dec. 31, 2012 Unity [Member]	Mar. 26, 2010 Unity [Member] Rome [Member] Facility	Mar. 26, 2010 Unity [Member] Adairsville [Member] Facility	Mar. 26, 2010 Unity [Member] Calhoun [Member] Facility	Mar. 26, 2010 Unity [Member] Cartersville [Member] Facility	Oct. 26, 2010 Woodlands [Member] Facility	Dec. 31, 2012 Woodlands [Member]	Jul. 16, 2012 Woodlands [Member] South Carolina [Member] Facility	Jul. 16, 2012 Woodlands [Member] North Carolina [Member] Facility	Jul. 16, 2012 Woodlands [Member] Alabama [Member] Facility	Dec. 31, 2012 Horizon [Member]	Sep. 10, 2010 Horizon [Member] Bradenton, FL [Member] Facility	Sep. 10, 2010 Horizon [Member] Palmetto [Member] Facility	Sep. 10, 2010 Horizon [Member] Brandon [Member] Facility	Dec. 31, 2012 Chestatee [Member]	Dec. 17, 2010 Chestatee [Member] Dawsonville, GA [Member] Facility	Dec. 17, 2010 Chestatee [Member] Marble Hill, GA [Member] Facility	Dec. 17, 2010 Chestatee [Member] Cumming [Member] Facility
Business Acquisition [Line Items]
Purchase and assumption agreement, date		Mar 26, 2010						Jul 16, 2010				Sep 10, 2010				Dec 17, 2010
Number of operating branches acquired			1	1	1	2			2	2	3		2	1	1		2	1	1
Number of operating branches acquired and subsequently discontinued	1						4

Acquisitions (Summary Of Financial Statement Impacted By Recast Adjustment) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Scenario, Previously Reported [Member]	Dec. 31, 2010 Scenario, Adjustment [Member]	Apr. 29, 2011 Scenario, Actual [Member]		Dec. 31, 2010 Scenario, Actual [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Covered loans				$ 806,924	$ (2)	$ 148,512	[1]	$ 806,922
FDIC loss share receivable				278,263	782	60,004	[1]	279,045
Other assets				32,495	884	954	[1]	33,379
FDIC clawback payable	25,169	24,645	6,904	24,606	39	892	[1]	24,645
Accrued interest payable and other liabilities				$ 43,882	$ 1,625			$ 45,507

[1]	Represents the Day 1 Fair Values of assets acquired and liabilities assumed in the First Choice acquisition.

Acquisitions (Loss Shares Agreements and Other Acquisition Matters) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012 Y
Business Acquisition [Line Items]
FDIC loss share agreement, single family residential mortgage loans and related foreclosed assets, period	10
FDIC loss share agreement, commercial loans and related foreclosed assets period, years	5
FDIC loss share agreement, reimbursement of recoveries of covered losses, additional period, years	3
Unity [Member]
Business Acquisition [Line Items]
FDIC loss share threshold	65,000,000
FDIC loss share reimbursement percentage above threshold	95.00%
FDIC loss share reimbursement percentage below threshold	80.00%
FDIC clawback payable loss threshold	65,000,000
Unity [Member] | Minimum [Member]
Business Acquisition [Line Items]
FDIC loss share threshold	65,000,000
Woodlands, Chestatee, Oglethorpe, First Choice [Member]
Business Acquisition [Line Items]
FDIC loss share reimbursement percentage above threshold	80.00%
Horizon [Member]
Business Acquisition [Line Items]
FDIC clawback payable loss threshold	60,000,000
Horizon [Member] | Single Family Residential Loan [Member]
Business Acquisition [Line Items]
FDIC loss share threshold	11,800,000
FDIC loss share reimbursement percentage above threshold	30.00%
FDIC loss share reimbursement percentage below threshold	80.00%
Horizon [Member] | Single Family Residential Loan [Member] | FDIC Loss Share Second Threshold [Member]
Business Acquisition [Line Items]
FDIC loss share threshold	17,900,000
FDIC loss share reimbursement percentage above threshold	80.00%
Horizon [Member] | Non Single Family Residential Loans [Member]
Business Acquisition [Line Items]
FDIC loss share threshold	32,300,000
FDIC loss share reimbursement percentage above threshold	0.00%
FDIC loss share reimbursement percentage below threshold	80.00%
Horizon [Member] | Non Single Family Residential Loans [Member] | FDIC Loss Share Second Threshold [Member]
Business Acquisition [Line Items]
FDIC loss share threshold	42,800,000
FDIC loss share reimbursement percentage above threshold	80.00%
Park Avenue [Member]
Business Acquisition [Line Items]
FDIC loss share threshold	218,200,000
FDIC loss share reimbursement percentage above threshold	0.00%
FDIC loss share reimbursement percentage below threshold	80.00%
FDIC clawback payable loss threshold	269,000,000
Park Avenue [Member] | FDIC Loss Share Second Threshold [Member]
Business Acquisition [Line Items]
FDIC loss share threshold	267,500,000
FDIC loss share reimbursement percentage above threshold	80.00%
Woodlands [Member]
Business Acquisition [Line Items]
FDIC clawback payable loss threshold	107,000,000
Chestatee [Member]
Business Acquisition [Line Items]
FDIC clawback payable loss threshold	66,000,000
Oglethorpe [Member] | Minimum [Member]
Business Acquisition [Line Items]
FDIC clawback payable loss threshold	66,000,000
First Choice [Member]
Business Acquisition [Line Items]
FDIC clawback payable loss threshold	87,000,000

Covered Assets FDIC Loss Share Receivable and FDIC Clawback Payable (Summary of Covered Assets FDIC Loss Share Receivable and FDIC Clawback Payable) (Detail) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Covered Assets And FDIC Loss Share Receivable And FDIC Clawback Payable [Line Items]
Loans covered by FDIC loss share agreements ("covered loans")	$ 596,239	$ 806,922	$ 489,468
FDIC loss share receivable	152,198	279,045	158,137
Covered foreclosed assets	52,951	72,907	31,145
Total	801,388	1,158,874
FDIC clawback payable	$ 25,169	$ 24,645	$ 6,904

Covered Assets FDIC Loss Share Receivable and FDIC Clawback Payable (Summary by Acquisition of Covered Loans Acquired and Activity Within Covered Loans) (Detail) (USD $)
In Thousands, unless otherwise specified	12 Months Ended			13 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 29, 2011	Mar. 26, 2010 Unity [Member]	Dec. 31, 2012 Unity [Member]	Dec. 31, 2011 Unity [Member]	Jul. 16, 2010 Woodlands [Member]	Dec. 31, 2012 Woodlands [Member]	Dec. 31, 2011 Woodlands [Member]	Sep. 10, 2010 Horizon [Member]	Dec. 31, 2012 Horizon [Member]	Dec. 31, 2011 Horizon [Member]	Dec. 17, 2010 Chestatee [Member]	Dec. 31, 2012 Chestatee [Member]	Dec. 31, 2011 Chestatee [Member]	Jan. 14, 2011 Oglethorpe [Member]	Dec. 31, 2012 Oglethorpe [Member]	Dec. 31, 2011 Oglethorpe [Member]	Apr. 29, 2011 First Choice [Member]	Dec. 31, 2012 First Choice [Member]	Dec. 31, 2011 First Choice [Member]	Apr. 29, 2011 Park Avenue [Member]	Dec. 31, 2012 Park Avenue [Member]	Dec. 31, 2011 Park Avenue [Member]
Covered Assets [Line Items]
Contractually required principal and interest				$ 1,771,423	$ 208,410			$ 315,103			$ 179,441			$ 181,523			$ 174,110			$ 260,178			$ 452,658
Nonaccretable difference				(515,460)	(52,526)			(83,933)			(52,388)			(47,538)			(67,300)			(86,876)			(124,899)
Cash flows expected to be collected				1,255,963	155,884			231,170			127,053			133,985			106,810			173,302			327,759
Accretable difference				(237,601)	(21,432)			(44,692)			(35,245)			(22,604)			(25,376)			(24,790)			(63,462)
Fair value at acquisition date				1,018,362	134,452			186,478			91,808			111,381			81,434			148,512			264,297
Covered loan Carrying value beginning Balance	806,922	489,468				96,360	114,983		131,775	175,720		79,798	87,714		74,701	111,051		64,391			131,923			227,974
Covered loans acquired		494,243																	81,434			148,512			264,297
Accretion	61,820	66,135				6,360	7,662		10,031	13,716		5,768	6,716		5,708	8,193		5,665	6,461		9,915	7,798		18,373	15,589
Transfers to covered foreclosed assets	(33,020)	(29,014)	(5,354)			(4,077)	(5,197)		(4,543)	(14,938)		(3,731)	(1,990)		(3,299)	(2,381)		(4,065)	(1,218)		(4,742)	(858)		(8,563)	(2,432)
Payments received	(211,787)	(205,788)				(21,144)	(20,296)		(28,777)	(40,256)		(14,888)	(11,598)		(18,205)	(40,814)		(15,425)	(22,061)		(41,756)	(22,514)		(71,592)	(48,249)
Charge-offs	(26,092)					(4,422)			(8,332)			(3,714)			(2,089)			(2,117)			(4,008)			(1,410)
Other activity, net	(1,604)	(8,122)				(228)	(792)		(420)	(2,467)		(40)	(1,044)		(148)	(1,348)		(356)	(225)		(251)	(1,015)		(161)	(1,231)
Covered loans, Carrying value, ending balance	$ 596,239	$ 806,922	$ 489,468			$ 72,849	$ 96,360		$ 99,734	$ 131,775		$ 63,193	$ 79,798		$ 56,668	$ 74,701		$ 48,093	$ 64,391		$ 91,081	$ 131,923		$ 164,621	$ 227,974

Covered Assets FDIC Loss Share Receivable and FDIC Clawback Payable (Summary of Carrying Value and Type of Covered Loans) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Total covered loans	$ 596,239	$ 806,922	$ 489,468
Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total covered loans	575,930	773,246
Real Estate [Member] | Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Total covered loans	152,348	202,620
Real Estate [Member] | Non-Farm/Non-Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Total covered loans	288,104	369,756
Real Estate [Member] | Construction/Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total covered loans	105,087	160,872
Real Estate [Member] | Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Total covered loans	19,690	24,104
Real Estate [Member] | Multifamily Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Total covered loans	10,701	15,894
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total covered loans	18,496	29,749
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total covered loans	176	958
Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Total covered loans	$ 1,637	$ 2,969

Covered Assets FDIC Loss Share Receivable and FDIC Clawback Payable (Summary by Acquisition of Changes in Accretable Difference on Covered Loans) (Detail) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Covered Assets [Line Items]
Accretable difference, beginning balance	$ 151,649	$ 106,891
Accretable difference acquired		113,628
Accretion	(61,820)	(66,135)
Covered loans transferred to covered foreclosed assets	(3,995)	(3,422)
Covered loans paid off	(10,495)	(15,330)
Cash flow revisions as a result of renewals and/or modifications of covered loans	21,331	14,508
Other, net	825	1,509
Accretable difference, Ending Balance	97,495	151,649
Unity [Member]
Covered Assets [Line Items]
Accretable difference, beginning balance	10,614	15,279
Accretion	(6,360)	(7,662)
Covered loans transferred to covered foreclosed assets	(159)	(384)
Covered loans paid off	(719)	(273)
Cash flow revisions as a result of renewals and/or modifications of covered loans	5,196	3,514
Other, net	2	140
Accretable difference, Ending Balance	8,574	10,614
Woodlands [Member]
Covered Assets [Line Items]
Accretable difference, beginning balance	24,555	37,182
Accretion	(10,031)	(13,716)
Covered loans transferred to covered foreclosed assets	(364)	(1,611)
Covered loans paid off	(1,220)	(2,146)
Cash flow revisions as a result of renewals and/or modifications of covered loans	4,396	4,691
Other, net	116	155
Accretable difference, Ending Balance	17,452	24,555
Horizon [Member]
Covered Assets [Line Items]
Accretable difference, beginning balance	24,432	32,165
Accretion	(5,768)	(6,716)
Covered loans transferred to covered foreclosed assets	(190)	(191)
Covered loans paid off	(1,418)	(934)
Cash flow revisions as a result of renewals and/or modifications of covered loans	(618)	10
Other, net	86	98
Accretable difference, Ending Balance	16,524	24,432
Chestatee [Member]
Covered Assets [Line Items]
Accretable difference, beginning balance	10,663	22,265
Accretion	(5,708)	(8,193)
Covered loans transferred to covered foreclosed assets	(448)	(503)
Covered loans paid off	(811)	(4,564)
Cash flow revisions as a result of renewals and/or modifications of covered loans	1,835	1,481
Other, net	181	177
Accretable difference, Ending Balance	5,712	10,663
Oglethorpe [Member]
Covered Assets [Line Items]
Accretable difference, beginning balance	17,338
Accretable difference acquired		25,376
Accretion	(5,665)	(6,461)
Covered loans transferred to covered foreclosed assets	(700)	(315)
Covered loans paid off	(1,291)	(2,811)
Cash flow revisions as a result of renewals and/or modifications of covered loans	1,567	1,446
Other, net	123	103
Accretable difference, Ending Balance	11,372	17,338
First Choice [Member]
Covered Assets [Line Items]
Accretable difference, beginning balance	16,900
Accretable difference acquired		24,790
Accretion	(9,915)	(7,798)
Covered loans transferred to covered foreclosed assets	(455)	(91)
Covered loans paid off	(1,529)	(1,435)
Cash flow revisions as a result of renewals and/or modifications of covered loans	4,791	1,269
Other, net	127	165
Accretable difference, Ending Balance	9,919	16,900
Park Avenue [Member]
Covered Assets [Line Items]
Accretable difference, beginning balance	47,147
Accretable difference acquired		63,462
Accretion	(18,373)	(15,589)
Covered loans transferred to covered foreclosed assets	(1,679)	(327)
Covered loans paid off	(3,507)	(3,167)
Cash flow revisions as a result of renewals and/or modifications of covered loans	4,164	2,097
Other, net	190	671
Accretable difference, Ending Balance	$ 27,942	$ 47,147

Covered Assets FDIC Loss Share Receivable and FDIC Clawback Payable (Summary by Acquisition of FDIC Loss Share Receivable as of Date of Acquisition and Activity within FDIC Loss Share Receivable) (Detail) (USD $)
In Thousands, unless otherwise specified	12 Months Ended		13 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Apr. 29, 2011	Mar. 26, 2010 Unity [Member]	Dec. 31, 2012 Unity [Member]	Dec. 31, 2011 Unity [Member]	Jul. 16, 2010 Woodlands [Member]	Dec. 31, 2012 Woodlands [Member]	Dec. 31, 2011 Woodlands [Member]	Sep. 10, 2010 Horizon [Member]	Dec. 31, 2012 Horizon [Member]	Dec. 31, 2011 Horizon [Member]	Dec. 17, 2010 Chestatee [Member]	Dec. 31, 2012 Chestatee [Member]	Dec. 31, 2011 Chestatee [Member]	Jan. 14, 2011 Oglethorpe [Member]	Dec. 31, 2012 Oglethorpe [Member]	Dec. 31, 2011 Oglethorpe [Member]	Apr. 29, 2011 First Choice [Member]	Dec. 31, 2012 First Choice [Member]	Dec. 31, 2011 First Choice [Member]	Apr. 29, 2011 Park Avenue [Member]	Dec. 31, 2012 Park Avenue [Member]	Dec. 31, 2011 Park Avenue [Member]
FDIC Loss Share Receivable [Line Items]
Expected principal loss on covered assets: Covered loans			$ 469,954	$ 50,354			$ 73,220			$ 40,537			$ 46,869			$ 62,890			$ 82,212			$ 113,872
Expected principal loss on covered assets: Covered foreclosed assets			93,899	9,979			5,897			3,678			15,960			7,907			628			49,850
Total expected principal losses			563,853	60,333			79,117			44,215			62,829			70,797			82,840			163,722
Estimated loss sharing percentage			80.00% [1]	80.00% [1]			80.00% [1]			80.00% [1]			80.00% [1]			80.00% [1]			80.00% [1]			80.00% [1]
Estimated recovery from FDIC loss share agreements			451,083	48,266			63,294			35,372			50,263			56,638			66,272			130,978
Discount for net present value on FDIC loss share receivable			(48,561)	(4,119)			(7,428)			(6,283)			(4,204)			(5,535)			(6,268)			(14,724)
Net present value of FDIC loss share receivable at acquisition date			402,522	44,147			55,866			29,089			46,059			51,103			60,004			116,254
FDIC loss share receivable, Carrying value beginning balance	279,045	158,137			27,575	31,120		29,177	51,776		21,757	29,182		29,382	46,059		37,720			48,442			84,992
FDIC loss share receivable recorded at acquisition		227,361																51,103			60,004			116,254
Accretion income	8,574	11,076			793	741		1,108	1,807		680	927		725	1,363		1,310	1,997		1,485	1,814		2,473	2,427
Cash received from FDIC	(143,997)	(109,001)			(12,945)	(5,069)		(14,433)	(23,001)		(8,948)	(9,505)		(22,301)	(18,466)		(13,062)	(11,942)		(29,870)	(12,372)		(42,438)	(28,646)
Reductions of FDIC loss share receivable for payments on covered loans in excess of Day 1 Fair Values	(33,011)	(21,686)			(2,394)	(875)		(3,377)	(3,590)		(1,335)	(948)		(2,122)	(2,892)		(4,918)	(4,565)		(6,208)	(1,612)		(12,657)	(7,204)
Expenses on covered assets reimbursable by FDIC	11,378	8,647			1,537	1,376		1,726	1,606		1,360	1,183		1,276	1,330		1,318	737		1,097	472		3,064	1,943
Other activity, net	2,085	4,511			491	282		562	579		598	918		755	1,988		(293)	390		(457)	136		429	218
FDIC loss share receivable, Carrying value ending balance	152,198	279,045			19,818	27,575		22,373	29,177		16,859	21,757		11,162	29,382		23,996	37,720		17,918	48,442		40,072	84,992
Charge-offs on covered loans	19,279				3,170			6,417			2,297			1,589			1,627			3,151			1,028
Write downs of covered foreclosed assets	$ 8,845				$ 1,591			$ 1,193			$ 450			$ 1,858			$ 294			$ 278			$ 3,181

[1]	Certain of the Company's loss share agreements contain tranches whereby the FDIC's loss sharing percentage is more than or less than 80%. However, management's current expectation of most of the principal losses on covered assets under each of the loss share agreements falls in the tranches whereby the FDIC would reimburse the Company for approximately 80% of such losses.

Covered Assets FDIC Loss Share Receivable and FDIC Clawback Payable (Summary by Acquisition of FDIC Loss Share Receivable as of Date of Acquisition and Activity within FDIC Loss Share Receivable) (Parenthetical) (Detail)
12 Months Ended
Dec. 31, 2012
FDIC Loss Share Receivable [Line Items]
FDIC loss sharing percentage, point of measure	80.00%
FDIC loss percentage, expect to reimbursement	80.00%

Covered Assets FDIC Loss Share Receivable and FDIC Clawback Payable (Summary by Acquisition of Foreclosed Assets Covered by FDIC Loss Share Agreements) (Detail) (USD $)
In Thousands, unless otherwise specified	12 Months Ended			13 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 29, 2011	Mar. 26, 2010 Unity [Member]	Dec. 31, 2012 Unity [Member]	Dec. 31, 2011 Unity [Member]	Jul. 16, 2010 Woodlands [Member]	Dec. 31, 2012 Woodlands [Member]	Dec. 31, 2011 Woodlands [Member]	Sep. 10, 2010 Horizon [Member]	Dec. 31, 2012 Horizon [Member]	Dec. 31, 2011 Horizon [Member]	Dec. 17, 2010 Chestatee [Member]	Dec. 31, 2012 Chestatee [Member]	Dec. 31, 2011 Chestatee [Member]	Jan. 14, 2011 Oglethorpe [Member]	Dec. 31, 2012 Oglethorpe [Member]	Dec. 31, 2011 Oglethorpe [Member]	Apr. 29, 2011 First Choice [Member]	Dec. 31, 2012 First Choice [Member]	Dec. 31, 2011 First Choice [Member]	Apr. 29, 2011 Park Avenue [Member]	Dec. 31, 2012 Park Avenue [Member]	Dec. 31, 2011 Park Avenue [Member]
Covered Assets [Line Items]
Balance on acquired bank's books				$ 183,369	$ 20,304			$ 12,258			$ 8,391			$ 31,647			$ 16,554			$ 2,773			$ 91,442
Total expected losses				(93,899)	(9,979)			(5,897)			(3,678)			(15,960)			(7,907)			(628)			(49,850)
Discount for net present value of expected cash flows				(18,557)	(1,466)			(1,332)			(1,030)			(2,281)			(1,562)			(474)			(10,412)
Fair value at acquisition date				70,913	8,859			5,029			3,683			13,406			7,085			1,671			31,180
Covered foreclosed assets, Carrying value, Beginning Balance	72,907	31,145				10,272	8,060		14,435	5,996		3,677	3,683		9,677	13,406		7,132			2,224			25,490
Covered foreclosed assets acquired		39,936																	7,085			1,671			31,180
Transfers from covered loans	33,020	29,014	5,354			4,077	5,197		4,543	14,938		3,731	1,990		3,299	2,381		4,065	1,218		4,742	858		8,563	2,432
Sales of covered foreclosed assets	(43,987)	(27,188)				(4,467)	(2,985)		(9,304)	(6,499)		(4,285)	(1,996)		(7,111)	(6,110)		(4,063)	(1,171)		(3,038)	(305)		(11,719)	(8,122)
Writedowns of covered foreclosed assets included in other loss share income	(8,989)					(1,695)			(1,624)			(585)			(1,654)			(337)			(344)			(2,750)
Covered foreclosed assets, Carrying value, Ending Balance	$ 52,951	$ 72,907	$ 31,145			$ 8,187	$ 10,272		$ 8,050	$ 14,435		$ 2,538	$ 3,677		$ 4,211	$ 9,677		$ 6,797	$ 7,132		$ 3,584	$ 2,224		$ 19,584	$ 25,490

Covered Assets FDIC Loss Share Receivable and FDIC Clawback Payable (Summary of Carrying Value and Type of Foreclosed Assets Covered by FDIC Loss Share Agreements) (Detail) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Total covered foreclosed assets	$ 52,951	$ 72,907	$ 31,145
Repossessions [Member]
Financing Receivable, Recorded Investment [Line Items]
Total covered foreclosed assets		1
Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total covered foreclosed assets	52,951	72,906
Real Estate [Member] | Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Total covered foreclosed assets	12,279	15,945
Real Estate [Member] | Non-Farm/Non-Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Total covered foreclosed assets	9,570	11,624
Real Estate [Member] | Construction/Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total covered foreclosed assets	30,602	43,323
Real Estate [Member] | Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Total covered foreclosed assets	449
Real Estate [Member] | Multifamily Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Total covered foreclosed assets	$ 51	$ 2,014

Covered Assets FDIC Loss Share Receivable and FDIC Clawback Payable (Summary by Acquisition of FDIC Clawback Payable) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		13 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Apr. 29, 2011	Mar. 26, 2010 Unity [Member]	Dec. 31, 2012 Unity [Member]	Dec. 31, 2011 Unity [Member]	Jul. 16, 2010 Woodlands [Member]	Dec. 31, 2012 Woodlands [Member]	Dec. 31, 2011 Woodlands [Member]	Sep. 10, 2010 Horizon [Member]	Dec. 31, 2012 Horizon [Member]	Dec. 31, 2011 Horizon [Member]	Dec. 17, 2010 Chestatee [Member]	Dec. 31, 2012 Chestatee [Member]	Dec. 31, 2011 Chestatee [Member]	Jan. 14, 2011 Oglethorpe [Member]	Dec. 31, 2012 Oglethorpe [Member]	Dec. 31, 2011 Oglethorpe [Member]	Apr. 29, 2011 First Choice [Member]	Dec. 31, 2012 First Choice [Member]	Dec. 31, 2011 First Choice [Member]	Apr. 29, 2011 Park Avenue [Member]	Dec. 31, 2012 Park Avenue [Member]	Dec. 31, 2011 Park Avenue [Member]
FDIC Clawback Payable [Line Items]
Estimated FDIC clawback payable			$ 38,646	$ 2,612			$ 4,846			$ 2,380			$ 1,291			$ 1,721			$ 1,452			$ 24,344
Discount for net present value on FDIC clawback payable			(14,992)	(1,046)			(1,905)			(919)			(499)			(664)			(560)			(9,399)
Net present value of FDIC clawback payable at acquisition date			23,654	1,566			2,941			1,461			792			1,057			892			14,945
FDIC clawback payable, Carrying value, beginning balance	24,645	6,904			1,709	1,629		3,153	3,004		1,552	1,479		759	792		1,099			923			15,450
FDIC clawback payable recorded at acquisition		16,894																1,057			892			14,945
Amortization expense	1,199	935			79	80		138	149		73	73		35	55		53	42		45	31		776	505
Changes in FDIC clawback payable related to changes in expected losses on covered assets	(675)	(88)			(144)			(305)			(157)				(88)		(69)
FDIC clawback payable, Carrying value, ending balance	$ 25,169	$ 24,645			$ 1,644	$ 1,709		$ 2,986	$ 3,153		$ 1,468	$ 1,552		$ 794	$ 759		$ 1,083	$ 1,099		$ 968	$ 923		$ 16,226	$ 15,450

Investment Securities (Summary of Amortized Cost and Estimated Fair Values of Investment Securities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 476,524		$ 423,563
Gross Unrealized Gains	18,052		16,326
Gross Unrealized Losses	(310)		(979)
Estimated Fair Value	494,266		438,910
Obligations Of State And Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	345,224		359,667
Gross Unrealized Gains	16,586		14,359
Gross Unrealized Losses	(293)		(979)
Estimated Fair Value	361,517	[1]	373,047	[1]
U.S. Government Agency Residential Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	116,835		46,068
Gross Unrealized Gains	1,466		1,967
Gross Unrealized Losses	(17)
Estimated Fair Value	118,284	[1]	48,035	[1]
Corporate Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	776
Estimated Fair Value	776
Other Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	13,689		17,828
Estimated Fair Value	$ 13,689		$ 17,828

[1]	Does not include $13.7 million at December 31, 2012 and $17.8 million at December 31, 2011 of shares of FHLB-Dallas, FHLB-Atlanta and FNBB stock that do not have readily determinable fair values and are carried at cost.

Investment Securities (Gross Unrealized Losses and Estimated Fair Value of Investment Securities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Total temporarily impaired investment securities, Estimated Fair Value, Less than 12 Months	$ 28,405	$ 6,035
Total temporarily impaired investment securities, Unrealized Losses, Less than 12 Months	205	248
Total temporarily impaired investment securities, Estimated Fair Value, 12 Months or More	7,324	16,582
Total temporarily impaired investment securities, Unrealized Losses, 12 Months or More	105	731
Total temporarily impaired securities, Estimated Fair Value, Total	35,729	22,617
Total temporarily impaired securities, Unrealized Losses, Total	310	979
Obligations Of State And Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Total temporarily impaired investment securities, Estimated Fair Value, Less than 12 Months	14,085	6,035
Total temporarily impaired investment securities, Unrealized Losses, Less than 12 Months	188	248
Total temporarily impaired investment securities, Estimated Fair Value, 12 Months or More	7,324	16,582
Total temporarily impaired investment securities, Unrealized Losses, 12 Months or More	105	731
Total temporarily impaired securities, Estimated Fair Value, Total	21,409	22,617
Total temporarily impaired securities, Unrealized Losses, Total	293	979
U.S. Government Agency Residential Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Total temporarily impaired investment securities, Estimated Fair Value, Less than 12 Months	14,320
Total temporarily impaired investment securities, Unrealized Losses, Less than 12 Months	17
Total temporarily impaired securities, Estimated Fair Value, Total	14,320
Total temporarily impaired securities, Unrealized Losses, Total	$ 17

Investment Securities (Maturity Distribution of Investment Securities AFS Reported at Amortized Cost and Estimated Fair Value) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost, Due in one year or less	$ 16,285
Amortized Cost, Due after one year to five years	33,794
Amortized Cost, Due after five years to ten years	58,613
Amortized Cost, Due after ten years	367,832
Total, Amortized Cost	476,524
Estimated Fair Value, Due in one year or less	16,616
Estimated Fair Value, Due after one year to five years	34,637
Estimated Fair Value, Due after five years to ten years	60,073
Estimated Fair Value, Due after ten years	382,940
Total, Estimated Fair Value	$ 494,266

Investment Securities (Sales Activities and Other-Than-Temporary Impairment Charges of Company's Investment Securities AFS are Summarized) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales proceeds	$ 43,177	$ 94,676	$ 255,232
Gross realized gains	3,075	1,044	5,030
Gross realized losses	(15)	(111)	(486)
Other-than-temporary impairment charges	(2,603)
Net gains (losses) on investment securities	$ 457	$ 933	$ 4,544

Investment Securities (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Bonds	Dec. 31, 2011	Sep. 30, 2012
Schedule of Available-for-sale Securities [Line Items]
Investment securities with carrying value	$ 317.1	$ 317.1	$ 316.8
Percentage of investment securities holdings of any one issuer greater than of stockholder's equity			10.00%
Fair value of bonds owned	0	0		2.6
Percentage of sales tax attributable to purchase of landfill by third party		37.50%
Number of bonds owned		3
Impairment charge to reduce the carrying value	2.6
Government National Mortgage Association [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment securities carrying full faith credit guaranty			$ 45.6
Investment securities carrying full faith credit guaranty, percentage			10.70%

Loans and Leases (Summary of Loan and Lease Portfolio, Excluding Loans Covered by FDIC Loss Share Agreements) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	$ 2,115,834	$ 1,880,483
Total loans and leases percentage	100.00%	100.00%
Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	1,850,596	1,660,563
Total loans and leases percentage	87.50%	88.40%
Real Estate [Member] | Residential 1-4 Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	272,052	260,402
Total loans and leases percentage	12.90%	13.90%
Real Estate [Member] | Non-Farm/Non-Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	807,906	708,766
Total loans and leases percentage	38.10%	37.70%
Real Estate [Member] | Construction/Land Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	578,776	478,106
Total loans and leases percentage	27.40%	25.40%
Real Estate [Member] | Agricultural [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	50,619	71,158
Total loans and leases percentage	2.40%	3.80%
Real Estate [Member] | Multifamily Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	141,243	142,131
Total loans and leases percentage	6.70%	7.60%
Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	159,804	120,048
Total loans and leases percentage	7.60%	6.40%
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	29,781	36,161
Total loans and leases percentage	1.40%	1.90%
Direct Financing Leases [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	68,022	54,745
Total loans and leases percentage	3.20%	2.90%
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	$ 7,631	$ 8,966
Total loans and leases percentage	0.30%	0.40%

Loans and Leases (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans And Leases [Line Items]
Deferred costs, net of deferred fees	$ 1.7	$ 0.6
Direct financing leases, net of unearned income	8.4	7.4
Loan and lease receivable, accrual of interest discontinued	9.1	12.5
Interest income for nonaccrual loan and leases	0.2	0.4	0.1
Nonaccrual loan and leases, interest income that would have been recognized under the original terms	$ 0.7	$ 1.2	$ 1.1

Loans and Leases (Purchased Non-covered Loan Portfolio) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Purchased Non Covered Loans [Line Items]
Purchase Non-Covered Loans	$ 41,534	$ 4,799
Total loans and leases, Percentage	100.00%	100.00%
Real Estate [Member]
Purchased Non Covered Loans [Line Items]
Purchase Non-Covered Loans	29,283	71
Total loans and leases, Percentage	70.50%	1.50%
Commercial and Industrial [Member]
Purchased Non Covered Loans [Line Items]
Purchase Non-Covered Loans	5,333	631
Total loans and leases, Percentage	12.80%	13.10%
Consumer [Member]
Purchased Non Covered Loans [Line Items]
Purchase Non-Covered Loans	4,168	4,001
Total loans and leases, Percentage	10.00%	83.40%
Other [Member]
Purchased Non Covered Loans [Line Items]
Purchase Non-Covered Loans	$ 2,750	$ 96
Total loans and leases, Percentage	6.70%	2.00%

Allowance for Loan and Lease Losses ("ALLL") (Schedule of Activity Within Allowance for Loan and Lease Losses) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance For Loan And Lease Losses [Line Items]
Beginning balance	$ 39,169,000	$ 40,230,000	$ 39,619,000
Non-covered loans and leases charged off	(6,636,000)	(12,988,000)	(16,764,000)
Recoveries of non-covered loans and leases previously charged off	655,000	427,000	1,375,000
Net charge-offs	(12,176,000)	(12,836,000)	(15,389,000)
Total provision	11,745,000	11,775,000	16,000,000
Ending balance	38,738,000	39,169,000	40,230,000
Non-Covered Loans [Member]
Allowance For Loan And Lease Losses [Line Items]
Net charge-offs	(5,981,000)	(12,561,000)	(15,389,000)
Total provision	5,550,000	11,500,000	16,000,000
Covered Loans [Member]
Allowance For Loan And Lease Losses [Line Items]
Net charge-offs	(6,195,000)	(275,000)
Total provision	$ 6,195,000	$ 275,000

Allowance for Loan and Lease Losses ("ALLL") (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Partial charge-offs, net of adjustments to FDIC loss share receivable and FDIC clawback payable	$ 6,200,000	$ 300,000
Provision for covered loan and lease losses	6,200,000	300,000
Impaired covered loans	38,463,000	1,854,000
FV 1 [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Covered Loans	$ 0	$ 0

Allowance for Loan and Lease Losses ("ALLL") (Summary of Company's Allowance for Loan and Lease Losses) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	$ 39,169	$ 40,230
Charge-offs	(12,831)	(13,263)
Recoveries	655	427
Provision	11,745	11,775
Ending Balance	38,738	39,169
Real Estate [Member] | Residential 1-4 Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	3,848	2,999
Charge-offs	(1,312)	(2,743)
Recoveries	107	64
Provision	2,177	3,528
Ending Balance	4,820	3,848
Real Estate [Member] | Non-Farm/Non-Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	12,203	8,313
Charge-offs	(1,226)	(1,033)
Recoveries	18	16
Provision	(888)	4,907
Ending Balance	10,107	12,203
Real Estate [Member] | Construction/Land Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	9,478	10,565
Charge-offs	(466)	(5,651)
Recoveries	106	30
Provision	2,882	4,534
Ending Balance	12,000	9,478
Real Estate [Member] | Agricultural [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	3,383	2,569
Charge-offs	(997)	(771)
Recoveries	141
Provision	351	1,585
Ending Balance	2,878	3,383
Real Estate [Member] | Multifamily Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	2,564	1,320
Provision	(534)	1,244
Ending Balance	2,030	2,564
Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	4,591	4,142
Charge-offs	(1,323)	(1,465)
Recoveries	35	142
Provision	352	1,772
Ending Balance	3,655	4,591
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	1,209	2,051
Charge-offs	(732)	(825)
Recoveries	238	166
Provision	300	(183)
Ending Balance	1,015	1,209
Direct Financing Leases [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	1,632	1,726
Charge-offs	(361)	(413)
Recoveries	2	5
Provision	777	314
Ending Balance	2,050	1,632
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	261	201
Charge-offs	(219)	(87)
Recoveries	8	4
Provision	133	143
Ending Balance	183	261
Covered Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge-offs	(6,195)	(275)
Provision	6,195	275
Unallocated [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance		6,344
Provision		$ (6,344)

Allowance for Loan and Lease Losses ("ALLL") (Summary of Allowance for Loan and Lease Losses and Recorded Investment in Loans and Leases, Excluding Loans Covered by FDIC) (Detail) (USD $)	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Allowance For Loan And Lease Losses [Line Items]
Allowance for Loan and Lease Losses ALLL for Individually Evaluated Impaired Loans and Leases	$ 1,483,000		$ 1,783,000
ALLL for All Other Loans and Leases	38,738,000		39,169,000		40,230,000	39,619,000
Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans - Individually Evaluated Impaired Loans and Leases	8,147,000		12,302,000
Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans - All Other Loans and Leases	2,107,687,000		1,868,181,000
Total Loans and Leases	2,115,834,000		1,880,483,000
Real Estate [Member] | Residential 1-4 Family [Member]
Allowance For Loan And Lease Losses [Line Items]
Allowance for Loan and Lease Losses ALLL for Individually Evaluated Impaired Loans and Leases	518,000		415,000	[1]
ALLL for All Other Loans and Leases	4,820,000		3,848,000	[1]
Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans - Individually Evaluated Impaired Loans and Leases	2,906,000		3,239,000	[1]
Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans - All Other Loans and Leases	269,146,000		257,163,000	[1]
Total Loans and Leases	272,052,000	[2]	260,402,000	[1],[2]
Real Estate [Member] | Non-Farm/Non-Residential [Member]
Allowance For Loan And Lease Losses [Line Items]
Allowance for Loan and Lease Losses ALLL for Individually Evaluated Impaired Loans and Leases	53,000		410,000
ALLL for All Other Loans and Leases	10,107,000		12,203,000
Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans - Individually Evaluated Impaired Loans and Leases	2,898,000		3,837,000
Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans - All Other Loans and Leases	805,008,000		704,929,000
Total Loans and Leases	807,906,000		708,766,000
Real Estate [Member] | Construction/Land Development [Member]
Allowance For Loan And Lease Losses [Line Items]
Allowance for Loan and Lease Losses ALLL for Individually Evaluated Impaired Loans and Leases	7,000		31,000
ALLL for All Other Loans and Leases	12,000,000		9,478,000
Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans - Individually Evaluated Impaired Loans and Leases	542,000		3,001,000
Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans - All Other Loans and Leases	578,234,000		475,105,000
Total Loans and Leases	578,776,000		478,106,000
Real Estate [Member] | Agricultural [Member]
Allowance For Loan And Lease Losses [Line Items]
Allowance for Loan and Lease Losses ALLL for Individually Evaluated Impaired Loans and Leases	254,000
ALLL for All Other Loans and Leases	2,878,000		3,383,000
Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans - Individually Evaluated Impaired Loans and Leases	985,000		737,000
Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans - All Other Loans and Leases	49,634,000		70,421,000
Total Loans and Leases	50,619,000		71,158,000
Real Estate [Member] | Multifamily Residential [Member]
Allowance For Loan And Lease Losses [Line Items]
ALLL for All Other Loans and Leases	2,030,000		2,564,000
Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans - All Other Loans and Leases	141,243,000		142,131,000
Total Loans and Leases	141,243,000		142,131,000
Commercial and Industrial [Member]
Allowance For Loan And Lease Losses [Line Items]
Allowance for Loan and Lease Losses ALLL for Individually Evaluated Impaired Loans and Leases	649,000		868,000
ALLL for All Other Loans and Leases	3,655,000		4,591,000
Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans - Individually Evaluated Impaired Loans and Leases	761,000		1,390,000
Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans - All Other Loans and Leases	159,043,000		118,658,000
Total Loans and Leases	159,804,000		120,048,000
Consumer [Member]
Allowance For Loan And Lease Losses [Line Items]
Allowance for Loan and Lease Losses ALLL for Individually Evaluated Impaired Loans and Leases			57,000
ALLL for All Other Loans and Leases	1,015,000		1,209,000
Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans - Individually Evaluated Impaired Loans and Leases	33,000		87,000
Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans - All Other Loans and Leases	29,748,000		36,074,000
Total Loans and Leases	29,781,000	[2]	36,161,000	[2]
Direct Financing Leases [Member]
Allowance For Loan And Lease Losses [Line Items]
ALLL for All Other Loans and Leases	2,050,000		1,632,000
Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans - All Other Loans and Leases	68,022,000		54,745,000
Total Loans and Leases	68,022,000		54,745,000
Other [Member]
Allowance For Loan And Lease Losses [Line Items]
Allowance for Loan and Lease Losses ALLL for Individually Evaluated Impaired Loans and Leases	2,000		2,000
ALLL for All Other Loans and Leases	183,000		261,000
Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans - Individually Evaluated Impaired Loans and Leases	22,000		11,000
Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans - All Other Loans and Leases	7,609,000		8,955,000
Total Loans and Leases	7,631,000	[2]	8,966,000	[2]
ALLL For All Other Loans And Leases [Member]
Allowance For Loan And Lease Losses [Line Items]
ALLL for All Other Loans and Leases	37,255,000		37,386,000
ALLL For All Other Loans And Leases [Member] | Real Estate [Member] | Residential 1-4 Family [Member]
Allowance For Loan And Lease Losses [Line Items]
ALLL for All Other Loans and Leases	4,302,000		3,433,000	[1]
ALLL For All Other Loans And Leases [Member] | Real Estate [Member] | Non-Farm/Non-Residential [Member]
Allowance For Loan And Lease Losses [Line Items]
ALLL for All Other Loans and Leases	10,054,000		11,793,000
ALLL For All Other Loans And Leases [Member] | Real Estate [Member] | Construction/Land Development [Member]
Allowance For Loan And Lease Losses [Line Items]
ALLL for All Other Loans and Leases	11,993,000		9,447,000
ALLL For All Other Loans And Leases [Member] | Real Estate [Member] | Agricultural [Member]
Allowance For Loan And Lease Losses [Line Items]
ALLL for All Other Loans and Leases	2,624,000		3,383,000
ALLL For All Other Loans And Leases [Member] | Real Estate [Member] | Multifamily Residential [Member]
Allowance For Loan And Lease Losses [Line Items]
ALLL for All Other Loans and Leases	2,030,000		2,564,000
ALLL For All Other Loans And Leases [Member] | Commercial and Industrial [Member]
Allowance For Loan And Lease Losses [Line Items]
ALLL for All Other Loans and Leases	3,006,000		3,723,000
ALLL For All Other Loans And Leases [Member] | Consumer [Member]
Allowance For Loan And Lease Losses [Line Items]
ALLL for All Other Loans and Leases	1,015,000		1,152,000
ALLL For All Other Loans And Leases [Member] | Direct Financing Leases [Member]
Allowance For Loan And Lease Losses [Line Items]
ALLL for All Other Loans and Leases	2,050,000		1,632,000
ALLL For All Other Loans And Leases [Member] | Other [Member]
Allowance For Loan And Lease Losses [Line Items]
ALLL for All Other Loans and Leases	$ 181,000		$ 259,000

[1]	Includes one individually evaluated loan classified as a TDR totaling $1.0 million with an ALLL of $0.3 million allocated for such loan.
[2]	The Company does not risk rate its residential 1-4 family loans, its consumer loans, and certain "other" loans. However, for purposes of the above table, the Company considers such loans to be (i) satisfactory - if they are performing and less than 30 days past due, (ii) watch - if they are performing and 30 to 89 days past due or (iii) substandard - if they are nonperforming or 90 days or more past due.

Allowance for Loan and Lease Losses ("ALLL") (Summary of Allowance for Loan and Lease Losses and Recorded Investment in Loans and Leases, Excluding Loans Covered by FDIC) (Parenthetical) (Detail) (USD $)
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance For Loan And Lease Losses [Line Items]
Total Loans and Leases	$ 2,115,834,000	$ 1,880,483,000
Total ALLL	38,738,000	39,169,000	40,230,000	39,619,000
TDR [Member]
Allowance For Loan And Lease Losses [Line Items]
Total Loans and Leases		1,000,000
Total ALLL		$ 300,000

Allowance for Loan and Lease Losses ("ALLL") (Summary of Credit Quality Indicators for Loans And Leases, Including Covered and Non-Covered Loans and Leases) (Detail) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Loans And Leases [Line Items]
Total Loans and Leases	$ 2,115,834,000		$ 1,880,483,000
Purchase Non-Covered Loans	41,534,000		4,799,000
Covered Loans [Member]
Loans And Leases [Line Items]
Covered Loans	596,239,000		806,922,000
Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 33 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	6,697,000
Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 44 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	12,361,000
Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 55 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	10,674,000
Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 36 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	5,025,000
Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 77 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans
Purchased Non-Covered Loans With Evidence of Credit Deterioration at Acquisition [Member] | FV 66 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	6,777,000		4,799,000
Purchased Non-Covered Loans With Evidence of Credit Deterioration at Acquisition [Member] | FV 88 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans
Satisfactory [Member]
Loans And Leases [Line Items]
Total Loans and Leases	1,671,016,000		1,371,834,000
Moderate [Member]
Loans And Leases [Line Items]
Total Loans and Leases	309,590,000		350,802,000
Watch [Member]
Loans And Leases [Line Items]
Total Loans and Leases	96,577,000		112,769,000
Substandard [Member]
Loans And Leases [Line Items]
Total Loans and Leases	38,651,000		45,078,000
FV 1 [Member]
Loans And Leases [Line Items]
Covered Loans	0		0
FV 1 [Member] | Covered Loans [Member]
Loans And Leases [Line Items]
Covered Loans	557,776,000		805,068,000
FV 2 [Member] | Covered Loans [Member]
Loans And Leases [Line Items]
Covered Loans	38,463,000		1,854,000
Real Estate [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	29,283,000		71,000
Real Estate [Member] | Residential 1-4 Family [Member]
Loans And Leases [Line Items]
Total Loans and Leases	272,052,000	[1]	260,402,000	[1],[2]
Real Estate [Member] | Non-Farm/Non-Residential [Member]
Loans And Leases [Line Items]
Total Loans and Leases	807,906,000		708,766,000
Real Estate [Member] | Construction/Land Development [Member]
Loans And Leases [Line Items]
Total Loans and Leases	578,776,000		478,106,000
Real Estate [Member] | Agricultural [Member]
Loans And Leases [Line Items]
Total Loans and Leases	50,619,000		71,158,000
Real Estate [Member] | Multifamily Residential [Member]
Loans And Leases [Line Items]
Total Loans and Leases	141,243,000		142,131,000
Real Estate [Member] | Covered Loans [Member] | Residential 1-4 Family [Member]
Loans And Leases [Line Items]
Covered Loans	152,348,000		202,620,000
Real Estate [Member] | Covered Loans [Member] | Non-Farm/Non-Residential [Member]
Loans And Leases [Line Items]
Covered Loans	288,104,000		369,756,000
Real Estate [Member] | Covered Loans [Member] | Construction/Land Development [Member]
Loans And Leases [Line Items]
Covered Loans	105,087,000		160,872,000
Real Estate [Member] | Covered Loans [Member] | Agricultural [Member]
Loans And Leases [Line Items]
Covered Loans	19,690,000		24,104,000
Real Estate [Member] | Covered Loans [Member] | Multifamily Residential [Member]
Loans And Leases [Line Items]
Covered Loans	10,701,000		15,894,000
Real Estate [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 33 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	5,042,000
Real Estate [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 44 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	10,218,000
Real Estate [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 55 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	8,705,000
Real Estate [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 36 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	1,229,000
Real Estate [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 77 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans
Real Estate [Member] | Purchased Non-Covered Loans With Evidence of Credit Deterioration at Acquisition [Member] | FV 66 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	4,089,000		71,000
Real Estate [Member] | Purchased Non-Covered Loans With Evidence of Credit Deterioration at Acquisition [Member] | FV 88 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans
Real Estate [Member] | Satisfactory [Member] | Residential 1-4 Family [Member]
Loans And Leases [Line Items]
Total Loans and Leases	263,737,000	[1]	251,799,000	[1]
Real Estate [Member] | Satisfactory [Member] | Non-Farm/Non-Residential [Member]
Loans And Leases [Line Items]
Total Loans and Leases	649,494,000		541,830,000
Real Estate [Member] | Satisfactory [Member] | Construction/Land Development [Member]
Loans And Leases [Line Items]
Total Loans and Leases	395,821,000		263,149,000
Real Estate [Member] | Satisfactory [Member] | Agricultural [Member]
Loans And Leases [Line Items]
Total Loans and Leases	25,854,000		45,276,000
Real Estate [Member] | Satisfactory [Member] | Multifamily Residential [Member]
Loans And Leases [Line Items]
Total Loans and Leases	112,360,000		94,049,000
Real Estate [Member] | Moderate [Member] | Non-Farm/Non-Residential [Member]
Loans And Leases [Line Items]
Total Loans and Leases	109,429,000		96,341,000
Real Estate [Member] | Moderate [Member] | Construction/Land Development [Member]
Loans And Leases [Line Items]
Total Loans and Leases	130,057,000		164,500,000
Real Estate [Member] | Moderate [Member] | Agricultural [Member]
Loans And Leases [Line Items]
Total Loans and Leases	12,105,000		11,549,000
Real Estate [Member] | Moderate [Member] | Multifamily Residential [Member]
Loans And Leases [Line Items]
Total Loans and Leases	24,092,000		43,622,000
Real Estate [Member] | Watch [Member] | Residential 1-4 Family [Member]
Loans And Leases [Line Items]
Total Loans and Leases	3,146,000	[1]	1,924,000	[1]
Real Estate [Member] | Watch [Member] | Non-Farm/Non-Residential [Member]
Loans And Leases [Line Items]
Total Loans and Leases	38,231,000		53,976,000
Real Estate [Member] | Watch [Member] | Construction/Land Development [Member]
Loans And Leases [Line Items]
Total Loans and Leases	37,069,000		41,741,000
Real Estate [Member] | Watch [Member] | Agricultural [Member]
Loans And Leases [Line Items]
Total Loans and Leases	9,509,000		7,328,000
Real Estate [Member] | Watch [Member] | Multifamily Residential [Member]
Loans And Leases [Line Items]
Total Loans and Leases	4,009,000		3,673,000
Real Estate [Member] | Substandard [Member] | Residential 1-4 Family [Member]
Loans And Leases [Line Items]
Total Loans and Leases	5,169,000	[1]	6,679,000	[1]
Real Estate [Member] | Substandard [Member] | Non-Farm/Non-Residential [Member]
Loans And Leases [Line Items]
Total Loans and Leases	10,752,000		16,619,000
Real Estate [Member] | Substandard [Member] | Construction/Land Development [Member]
Loans And Leases [Line Items]
Total Loans and Leases	15,829,000		8,716,000
Real Estate [Member] | Substandard [Member] | Agricultural [Member]
Loans And Leases [Line Items]
Total Loans and Leases	3,151,000		7,005,000
Real Estate [Member] | Substandard [Member] | Multifamily Residential [Member]
Loans And Leases [Line Items]
Total Loans and Leases	782,000		787,000
Real Estate [Member] | FV 1 [Member] | Covered Loans [Member] | Residential 1-4 Family [Member]
Loans And Leases [Line Items]
Covered Loans	146,687,000		202,620,000
Real Estate [Member] | FV 1 [Member] | Covered Loans [Member] | Non-Farm/Non-Residential [Member]
Loans And Leases [Line Items]
Covered Loans	271,705,000		368,555,000
Real Estate [Member] | FV 1 [Member] | Covered Loans [Member] | Construction/Land Development [Member]
Loans And Leases [Line Items]
Covered Loans	90,321,000		160,737,000
Real Estate [Member] | FV 1 [Member] | Covered Loans [Member] | Agricultural [Member]
Loans And Leases [Line Items]
Covered Loans	18,937,000		24,104,000
Real Estate [Member] | FV 1 [Member] | Covered Loans [Member] | Multifamily Residential [Member]
Loans And Leases [Line Items]
Covered Loans	9,871,000		15,376,000
Real Estate [Member] | FV 2 [Member] | Covered Loans [Member] | Residential 1-4 Family [Member]
Loans And Leases [Line Items]
Covered Loans	5,661,000
Real Estate [Member] | FV 2 [Member] | Covered Loans [Member] | Non-Farm/Non-Residential [Member]
Loans And Leases [Line Items]
Covered Loans	16,399,000		1,201,000
Real Estate [Member] | FV 2 [Member] | Covered Loans [Member] | Construction/Land Development [Member]
Loans And Leases [Line Items]
Covered Loans	14,766,000		135,000
Real Estate [Member] | FV 2 [Member] | Covered Loans [Member] | Agricultural [Member]
Loans And Leases [Line Items]
Covered Loans	753,000
Real Estate [Member] | FV 2 [Member] | Covered Loans [Member] | Multifamily Residential [Member]
Loans And Leases [Line Items]
Covered Loans	830,000		518,000
Commercial and Industrial [Member]
Loans And Leases [Line Items]
Total Loans and Leases	159,804,000		120,048,000
Purchase Non-Covered Loans	5,333,000		631,000
Commercial and Industrial [Member] | Covered Loans [Member]
Loans And Leases [Line Items]
Covered Loans	18,496,000		29,749,000
Commercial and Industrial [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 33 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	576,000
Commercial and Industrial [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 44 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	1,802,000
Commercial and Industrial [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 55 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	1,788,000
Commercial and Industrial [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 36 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	384,000
Commercial and Industrial [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 77 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans
Commercial and Industrial [Member] | Purchased Non-Covered Loans With Evidence of Credit Deterioration at Acquisition [Member] | FV 66 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	783,000		631,000
Commercial and Industrial [Member] | Purchased Non-Covered Loans With Evidence of Credit Deterioration at Acquisition [Member] | FV 88 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans
Commercial and Industrial [Member] | Satisfactory [Member]
Loans And Leases [Line Items]
Total Loans and Leases	121,898,000		81,543,000
Commercial and Industrial [Member] | Moderate [Member]
Loans And Leases [Line Items]
Total Loans and Leases	31,338,000		30,996,000
Commercial and Industrial [Member] | Watch [Member]
Loans And Leases [Line Items]
Total Loans and Leases	3,950,000		3,093,000
Commercial and Industrial [Member] | Substandard [Member]
Loans And Leases [Line Items]
Total Loans and Leases	2,618,000		4,416,000
Commercial and Industrial [Member] | FV 1 [Member] | Covered Loans [Member]
Loans And Leases [Line Items]
Covered Loans	18,495,000		29,749,000
Commercial and Industrial [Member] | FV 2 [Member] | Covered Loans [Member]
Loans And Leases [Line Items]
Covered Loans	1,000
Consumer [Member]
Loans And Leases [Line Items]
Total Loans and Leases	29,781,000	[1]	36,161,000	[1]
Purchase Non-Covered Loans	4,168,000		4,001,000
Consumer [Member] | Covered Loans [Member]
Loans And Leases [Line Items]
Covered Loans	176,000		958,000
Consumer [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 33 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	857,000
Consumer [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 44 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	231,000
Consumer [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 55 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	79,000
Consumer [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 36 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	1,341,000
Consumer [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 77 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans
Consumer [Member] | Purchased Non-Covered Loans With Evidence of Credit Deterioration at Acquisition [Member] | FV 66 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	1,660,000		4,001,000
Consumer [Member] | Purchased Non-Covered Loans With Evidence of Credit Deterioration at Acquisition [Member] | FV 88 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans
Consumer [Member] | Satisfactory [Member]
Loans And Leases [Line Items]
Total Loans and Leases	29,079,000	[1]	35,128,000	[1]
Consumer [Member] | Watch [Member]
Loans And Leases [Line Items]
Total Loans and Leases	424,000	[1]	623,000	[1]
Consumer [Member] | Substandard [Member]
Loans And Leases [Line Items]
Total Loans and Leases	278,000	[1]	410,000	[1]
Consumer [Member] | FV 1 [Member] | Covered Loans [Member]
Loans And Leases [Line Items]
Covered Loans	123,000		958,000
Consumer [Member] | FV 2 [Member] | Covered Loans [Member]
Loans And Leases [Line Items]
Covered Loans	53,000
Direct Financing Leases [Member]
Loans And Leases [Line Items]
Total Loans and Leases	68,022,000		54,745,000
Direct Financing Leases [Member] | Satisfactory [Member]
Loans And Leases [Line Items]
Total Loans and Leases	66,657,000		52,329,000
Direct Financing Leases [Member] | Moderate [Member]
Loans And Leases [Line Items]
Total Loans and Leases	1,365,000		2,070,000
Direct Financing Leases [Member] | Watch [Member]
Loans And Leases [Line Items]
Total Loans and Leases			26,000
Direct Financing Leases [Member] | Substandard [Member]
Loans And Leases [Line Items]
Total Loans and Leases			320,000
Other [Member]
Loans And Leases [Line Items]
Total Loans and Leases	7,631,000	[1]	8,966,000	[1]
Purchase Non-Covered Loans	2,750,000		96,000
Other [Member] | Covered Loans [Member]
Loans And Leases [Line Items]
Covered Loans	1,637,000		2,969,000
Other [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 33 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	222,000
Other [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 44 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	110,000
Other [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 55 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	102,000
Other [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 36 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	2,071,000
Other [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 77 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans
Other [Member] | Purchased Non-Covered Loans With Evidence of Credit Deterioration at Acquisition [Member] | FV 66 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	245,000		96,000
Other [Member] | Purchased Non-Covered Loans With Evidence of Credit Deterioration at Acquisition [Member] | FV 88 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans
Other [Member] | Satisfactory [Member]
Loans And Leases [Line Items]
Total Loans and Leases	6,116,000	[1]	6,731,000	[1]
Other [Member] | Moderate [Member]
Loans And Leases [Line Items]
Total Loans and Leases	1,204,000	[1]	1,724,000	[1]
Other [Member] | Watch [Member]
Loans And Leases [Line Items]
Total Loans and Leases	239,000	[1]	385,000	[1]
Other [Member] | Substandard [Member]
Loans And Leases [Line Items]
Total Loans and Leases	72,000	[1]	126,000	[1]
Other [Member] | FV 1 [Member] | Covered Loans [Member]
Loans And Leases [Line Items]
Covered Loans	$ 1,637,000		$ 2,969,000

[1]	The Company does not risk rate its residential 1-4 family loans, its consumer loans, and certain "other" loans. However, for purposes of the above table, the Company considers such loans to be (i) satisfactory - if they are performing and less than 30 days past due, (ii) watch - if they are performing and 30 to 89 days past due or (iii) substandard - if they are nonperforming or 90 days or more past due.
[2]	Includes one individually evaluated loan classified as a TDR totaling $1.0 million with an ALLL of $0.3 million allocated for such loan.

Allowance for Loan and Lease Losses ("ALLL") (Schedule of Impaired Loans and Leases, Excluding Loans Covered by FDIC Loss Share Agreements) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Principal Balance	$ 13,732	$ 20,446
Net Charge-offs to Date	(5,585)	(8,144)
Principal Balance, Net of Charge-offs	8,147	12,302
Specific Allowance	1,483	1,783
Average Carrying Value	8,434	14,023
Impaired Financing Receivable With Related Allowances [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance	5,644	9,596
Net Charge-offs to Date	(2,588)	(3,758)
Principal Balance, Net of Charge-offs	3,056	5,838
Specific Allowance	1,483	1,783
Average Carrying Value	2,837	4,089
Impaired Financing Receivable With Related Allowances [Member] | Real Estate [Member] | Residential 1-4 Family [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance	1,887	3,200
Net Charge-offs to Date	(219)	(1,675)
Principal Balance, Net of Charge-offs	1,668	1,525
Specific Allowance	518	415
Average Carrying Value	1,622	504
Impaired Financing Receivable With Related Allowances [Member] | Real Estate [Member] | Non-Farm/Non-Residential [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance	204	2,931
Net Charge-offs to Date	(1)	(146)
Principal Balance, Net of Charge-offs	203	2,785
Specific Allowance	53	410
Average Carrying Value	234	1,173
Impaired Financing Receivable With Related Allowances [Member] | Real Estate [Member] | Construction/Land Development [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance	711	238
Net Charge-offs to Date	(660)	(90)
Principal Balance, Net of Charge-offs	51	148
Specific Allowance	7	31
Average Carrying Value	38	882
Impaired Financing Receivable With Related Allowances [Member] | Real Estate [Member] | Agricultural [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance	599	9
Net Charge-offs to Date	(40)	(9)
Principal Balance, Net of Charge-offs	559
Specific Allowance	254
Average Carrying Value	291	575
Impaired Financing Receivable With Related Allowances [Member] | Commercial and Industrial [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance	1,473	3,071
Net Charge-offs to Date	(911)	(1,775)
Principal Balance, Net of Charge-offs	562	1,296
Specific Allowance	649	868
Average Carrying Value	620	844
Impaired Financing Receivable With Related Allowances [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance	243	101
Net Charge-offs to Date	(240)	(28)
Principal Balance, Net of Charge-offs	3	73
Specific Allowance		57
Average Carrying Value	8	81
Impaired Financing Receivable With Related Allowances [Member] | Other [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance	527	46
Net Charge-offs to Date	(517)	(35)
Principal Balance, Net of Charge-offs	10	11
Specific Allowance	2	2
Average Carrying Value	24	30
Impaired Financing Receivable With No Related Allowances [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance	8,088	10,850
Net Charge-offs to Date	(2,997)	(4,386)
Principal Balance, Net of Charge-offs	5,091	6,464
Average Carrying Value	5,597	9,934
Impaired Financing Receivable With No Related Allowances [Member] | Residential 1-4 Family [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance		2,121
Net Charge-offs to Date		(407)
Principal Balance, Net of Charge-offs		1,714
Average Carrying Value		1,239
Impaired Financing Receivable With No Related Allowances [Member] | Non-Farm/Non-Residential [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance		1,159
Net Charge-offs to Date		(107)
Principal Balance, Net of Charge-offs		1,052
Average Carrying Value		1,633
Impaired Financing Receivable With No Related Allowances [Member] | Construction/Land Development [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance		6,254
Net Charge-offs to Date		(3,401)
Principal Balance, Net of Charge-offs		2,853
Average Carrying Value		5,833
Impaired Financing Receivable With No Related Allowances [Member] | Agricultural [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance		842
Net Charge-offs to Date		(105)
Principal Balance, Net of Charge-offs		737
Average Carrying Value		1,000
Impaired Financing Receivable With No Related Allowances [Member] | Multifamily Residential [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance		133
Net Charge-offs to Date		(133)
Average Carrying Value		15
Impaired Financing Receivable With No Related Allowances [Member] | Real Estate [Member] | Residential 1-4 Family [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance	1,550
Net Charge-offs to Date	(312)
Principal Balance, Net of Charge-offs	1,238
Average Carrying Value	1,721
Impaired Financing Receivable With No Related Allowances [Member] | Real Estate [Member] | Non-Farm/Non-Residential [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance	4,267
Net Charge-offs to Date	(1,572)
Principal Balance, Net of Charge-offs	2,695
Average Carrying Value	2,432
Impaired Financing Receivable With No Related Allowances [Member] | Real Estate [Member] | Construction/Land Development [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance	837
Net Charge-offs to Date	(346)
Principal Balance, Net of Charge-offs	491
Average Carrying Value	600
Impaired Financing Receivable With No Related Allowances [Member] | Real Estate [Member] | Agricultural [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance	801
Net Charge-offs to Date	(375)
Principal Balance, Net of Charge-offs	426
Average Carrying Value	374
Impaired Financing Receivable With No Related Allowances [Member] | Commercial and Industrial [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance	443	294
Net Charge-offs to Date	(244)	(200)
Principal Balance, Net of Charge-offs	199	94
Average Carrying Value	426	194
Impaired Financing Receivable With No Related Allowances [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance	31	47
Net Charge-offs to Date	(1)	(33)
Principal Balance, Net of Charge-offs	30	14
Average Carrying Value	31	15
Impaired Financing Receivable With No Related Allowances [Member] | Other [Member]
Financing Receivable, Impaired [Line Items]
Principal Balance	159
Net Charge-offs to Date	(147)
Principal Balance, Net of Charge-offs	12
Average Carrying Value	$ 13	$ 5

Allowance for Loan and Lease Losses ("ALLL") (Schedule of Aging Analysis Past Due Loans and Leases, Loans Covered & Non-Covered by FDIC Loss Share Agreements) (Detail) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	$ 10,597,000	[1]	$ 19,211,000	[1]
90 Days or More	4,825,000	[2]	9,504,000	[2]
Total Past Due	12,422,000	[3]	28,715,000	[3]
Current	2,100,412,000		1,851,768,000
Total Loans and Leases	2,115,834,000		1,880,483,000
Total Loans and Leases	41,534,000		4,799,000
Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	36,701,000		57,825,000
90 Days or More	130,136,000		173,273,000
Total Past Due	166,837,000		231,098,000
Current	429,402,000		575,824,000
Total Covered Loans	596,239,000		806,922,000
Non-Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	4,781,000		363,000
90 Days or More	7,168,000		280,000
Total Past Due	11,949,000		643,000
Current	29,585,000		4,156,000
Total Loans and Leases	41,534,000		4,799,000
Real Estate [Member] | Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	3,656,000	[1]	2,449,000	[1]
90 Days or More	1,160,000	[2]	1,757,000	[2]
Total Past Due	4,816,000	[3]	4,206,000	[3]
Current	267,236,000		256,196,000
Total Loans and Leases	272,052,000	[4]	260,402,000	[4],[5]
Real Estate [Member] | Non-Farm/Non-Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	3,284,000	[1]	3,448,000	[1]
90 Days or More	2,524,000	[2]	3,448,000	[2]
Total Past Due	5,808,000	[3]	6,896,000	[3]
Current	802,098,000		701,870,000
Total Loans and Leases	807,906,000		708,766,000
Real Estate [Member] | Construction/Land Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	868,000	[1]	10,453,000	[1]
90 Days or More	329,000	[2]	2,827,000	[2]
Total Past Due	1,197,000	[3]	13,280,000	[3]
Current	577,579,000		464,826,000
Total Loans and Leases	578,776,000		478,106,000
Real Estate [Member] | Agricultural [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	952,000	[1]	275,000	[1]
90 Days or More	570,000	[2]	727,000	[2]
Total Past Due	1,522,000	[3]	1,002,000	[3]
Current	49,097,000		70,156,000
Total Loans and Leases	50,619,000		71,158,000
Real Estate [Member] | Multifamily Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	312,000	[1]	319,000	[1]
Total Past Due	312,000	[3]	319,000	[3]
Current	140,931,000		141,812,000
Total Loans and Leases	141,243,000		142,131,000
Real Estate [Member] | Covered Loans [Member] | Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	9,539,000		12,013,000
90 Days or More	20,958,000		34,075,000
Total Past Due	30,497,000		46,088,000
Current	121,851,000		156,532,000
Total Covered Loans	152,348,000		202,620,000
Real Estate [Member] | Covered Loans [Member] | Non-Farm/Non-Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	18,476,000		26,023,000
90 Days or More	55,753,000		71,898,000
Total Past Due	74,229,000		97,921,000
Current	213,875,000		271,835,000
Total Covered Loans	288,104,000		369,756,000
Real Estate [Member] | Covered Loans [Member] | Construction/Land Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	6,693,000		15,335,000
90 Days or More	42,604,000		54,165,000
Total Past Due	49,297,000		69,500,000
Current	55,790,000		91,372,000
Total Covered Loans	105,087,000		160,872,000
Real Estate [Member] | Covered Loans [Member] | Agricultural [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	1,063,000		3,111,000
90 Days or More	3,338,000		4,390,000
Total Past Due	4,401,000		7,501,000
Current	15,289,000		16,603,000
Total Covered Loans	19,690,000		24,104,000
Real Estate [Member] | Covered Loans [Member] | Multifamily Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due			288,000
90 Days or More	3,345,000		4,208,000
Total Past Due	3,345,000		4,496,000
Current	7,356,000		11,398,000
Total Covered Loans	10,701,000		15,894,000
Real Estate [Member] | Non-Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	3,061,000
90 Days or More	3,025,000
Total Past Due	6,086,000
Current	23,197,000		71,000
Total Loans and Leases	29,283,000		71,000
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	1,091,000	[1]	1,477,000	[1]
90 Days or More	185,000	[2]	348,000	[2]
Total Past Due	1,276,000	[3]	1,825,000	[3]
Current	158,528,000		118,223,000
Total Loans and Leases	159,804,000		120,048,000
Commercial and Industrial [Member] | Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	901,000		795,000
90 Days or More	4,133,000		4,390,000
Total Past Due	5,034,000		5,185,000
Current	13,462,000		24,564,000
Total Covered Loans	18,496,000		29,749,000
Commercial and Industrial [Member] | Non-Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	855,000
90 Days or More	2,589,000		121,000
Total Past Due	3,444,000		121,000
Current	1,889,000		510,000
Total Loans and Leases	5,333,000		631,000
Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	425,000	[1]	669,000	[1]
90 Days or More	57,000	[2]	120,000	[2]
Total Past Due	482,000	[3]	789,000	[3]
Current	29,299,000		35,372,000
Total Loans and Leases	29,781,000	[4]	36,161,000	[4]
Consumer [Member] | Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	29,000		246,000
90 Days or More	5,000		14,000
Total Past Due	34,000		260,000
Current	142,000		698,000
Total Covered Loans	176,000		958,000
Consumer [Member] | Non-Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	431,000		363,000
90 Days or More	1,295,000		159,000
Total Past Due	1,726,000		522,000
Current	2,442,000		3,479,000
Total Loans and Leases	4,168,000		4,001,000
Direct Financing Leases [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due			42,000	[1]
90 Days or More			277,000	[2]
Total Past Due			319,000	[3]
Current	68,022,000		54,426,000
Total Loans and Leases	68,022,000		54,745,000
Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	9,000	[1]	79,000	[1]
Total Past Due	9,000	[3]	79,000	[3]
Current	7,622,000		8,887,000
Total Loans and Leases	7,631,000	[4]	8,966,000	[4]
Other [Member] | Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due			14,000
90 Days or More			133,000
Total Past Due			147,000
Current	1,637,000		2,822,000
Total Covered Loans	1,637,000		2,969,000
Other [Member] | Non-Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	434,000
90 Days or More	259,000
Total Past Due	693,000
Current	2,057,000		96,000
Total Loans and Leases	$ 2,750,000		$ 96,000

[1]	Includes $1.0 million of loans and leases, excluding purchased non-covered loans and covered loans, on nonaccrual status at both December 31, 2012 and 2011.
[2]	All loans and leases greater than 90 days past due, excluding purchased non-covered loans and covered loans, were on nonaccrual status at December 31, 2012 and 2011.
[3]	Includes $3.3 million and $1.4 million of loans and leases, excluding purchased non-covered loans and covered loans, on nonaccrual status at December 31, 2012 and 2011, respectively.
[4]	The Company does not risk rate its residential 1-4 family loans, its consumer loans, and certain "other" loans. However, for purposes of the above table, the Company considers such loans to be (i) satisfactory - if they are performing and less than 30 days past due, (ii) watch - if they are performing and 30 to 89 days past due or (iii) substandard - if they are nonperforming or 90 days or more past due.
[5]	Includes one individually evaluated loan classified as a TDR totaling $1.0 million with an ALLL of $0.3 million allocated for such loan.

Allowance for Loan and Lease Losses ("ALLL") (Schedule of Aging Analysis Past Due Loans and Leases, Loans Covered & Non-Covered by FDIC Loss Share Agreements) (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Non Accrual Loans Current [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases, excluding loans covered by FDIC loss share agreements, on nonaccrual status	$ 3.3	$ 1.4
30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases, excluding loans covered by FDIC loss share agreements, on nonaccrual status	$ 1	$ 1

Foreclosed Assets (Summary of Activity Within Foreclosed Assets Not Covered by FDIC Loss Share Agreements) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreclosed Assets [Line Items]
Balance - beginning of period	$ 31,762	$ 42,216	$ 61,148
Loans transferred into foreclosed assets	9,047	10,676	17,095
Sales of foreclosed assets	(25,482)	(11,719)	(27,152)
Writedowns of foreclosed assets	(1,713)	(9,525)	(8,960)
Foreclosed assets acquired in acquisitions	310	114	85
Balance - end of period	$ 13,924	$ 31,762	$ 42,216

Foreclosed Assets (Amount and Type of Foreclosed Assets Not Covered by FDIC Loss Share Agreements) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Foreclosed Assets [Line Items]
Real estate	$ 13,794	$ 31,610
Foreclosed assets not covered by FDIC loss share agreements	13,924	31,762	42,216	61,148
Residential 1-4 Family [Member]
Foreclosed Assets [Line Items]
Real estate	2,863	1,078
Non-Farm/Non-Residential [Member]
Foreclosed Assets [Line Items]
Real estate	2,481	2,857
Construction/Land Development [Member]
Foreclosed Assets [Line Items]
Real estate	8,072	27,675
Agricultural [Member]
Foreclosed Assets [Line Items]
Real estate	378
Commercial and Industrial [Member]
Foreclosed Assets [Line Items]
Foreclosed assets, other than real estate	102	145
Consumer [Member]
Foreclosed Assets [Line Items]
Foreclosed assets, other than real estate	$ 28	$ 7

Premises and Equipment (Summary of Premises and Equipment) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Land	$ 72,499	$ 64,226
Construction in progress	2,498	1,849
Buildings and improvements	135,840	114,081
Leasehold improvements	5,158	5,147
Equipment	51,548	36,212
Gross premises and equipment	267,543	221,515
Accumulated depreciation	(41,789)	(34,982)
Premises and equipment, net	$ 225,754	$ 186,533

Premises and Equipment (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Capitalized interest on construction projects	$ 0.1	$ 0.1	$ 0.1
Rent on noncancelable operating leases	1.6	2	1.1
Future amounts due under noncancelable leases, 2013	1
Future amounts due under noncancelable leases, 2014	0.8
Future amounts due under noncancelable leases, 2015	0.7
Future amounts due under noncancelable leases, 2016	0.5
Future amounts due under noncancelable leases, 2017	0.4
Future amounts due under noncancelable leases, thereafter	1.2
Rental income recognized	$ 1.2	$ 1.1	$ 1.1

Deposits (Summary of Scheduled Maturities of Time Deposits) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits [Line Items]
Up to one year	$ 684,118	$ 820,742
Over one to two years	65,138	63,932
Over two to three years	25,425	21,933
Over three to four years	3,366	7,025
Over four to five years	2,188	4,451
Thereafter	614	173
Total time deposits	$ 780,849	$ 918,256

Deposits (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits [Line Items]
Time deposits with minimum denomination of $100,000	$ 337.6	$ 409.6

Borrowings (Summary of Information Relating to Short-Term Borrowings) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Average annual balance	$ 10,900	$ 14,956
December 31 balance		21,050
Maximum month-end balance during year	$ 58,925	$ 54,077
Weighted-average - year	0.36%	0.33%
Weighted-average - December 31		0.35%

Borrowings (Narrative) (Detail) (USD $)	Dec. 31, 2012
Borrowings [Line Items]
Fixed rate FHLB-Dallas advances	$ 280,763,000
Fixed interest rate, minimum	1.34%
Fixed interest rate, maximum	4.54%
Unused FHLB-Dallas borrowing availability	$ 426,000,000

Borrowings (Aggregate Annual Maturities and Weighted-Average Rates of FHLB-Dallas Advances with Original Maturity of Over One Year) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Instrument [Line Items]
FHLB-Dallas advances, Amount	$ 280,763
Weighted-Average Interest Rate	3.80%
2012 [Member]
Debt Instrument [Line Items]
FHLB-Dallas advances, Amount	31
Weighted-Average Interest Rate	3.22%
2013 [Member]
Debt Instrument [Line Items]
FHLB-Dallas advances, Amount	32
Weighted-Average Interest Rate	3.25%
2014 [Member]
Debt Instrument [Line Items]
FHLB-Dallas advances, Amount	33
Weighted-Average Interest Rate	3.27%
2015 [Member]
Debt Instrument [Line Items]
FHLB-Dallas advances, Amount	21
Weighted-Average Interest Rate	4.54%
2016 [Member]
Debt Instrument [Line Items]
FHLB-Dallas advances, Amount	260,022
Weighted-Average Interest Rate	3.89%
2017 [Member]
Debt Instrument [Line Items]
FHLB-Dallas advances, Amount	20,023
Weighted-Average Interest Rate	2.54%
Thereafter [Member]
Debt Instrument [Line Items]
FHLB-Dallas advances, Amount	$ 601
Weighted-Average Interest Rate	4.54%

Borrowings (FHLB-Dallas Advances Containing Quarterly Call Features and are Callable) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Instrument [Line Items]
FHLB-Dallas advances, Amount	$ 280,763
Weighted Average Interest Rate	3.80%
Maturity 2017, Callable Quarterly [Member]
Debt Instrument [Line Items]
Weighted Average Interest Rate	3.90%
FHLB-Dallas advances, maturity	2017
Maturity 2018, Callable Quarterly [Member]
Debt Instrument [Line Items]
Weighted Average Interest Rate	2.53%
FHLB-Dallas advances, maturity	2018
Quarterly Call Features [Member]
Debt Instrument [Line Items]
FHLB-Dallas advances, Amount	280,000
Quarterly Call Features [Member] | Maturity 2017, Callable Quarterly [Member]
Debt Instrument [Line Items]
FHLB-Dallas advances, Amount	260,000
Quarterly Call Features [Member] | Maturity 2018, Callable Quarterly [Member]
Debt Instrument [Line Items]
FHLB-Dallas advances, Amount	$ 20,000

Subordinated Debentures (Schedule of Issues of Trust Preferred Securities Outstanding and Subordinated Debentures Owed to Trust) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Ozark III [Member]	Dec. 31, 2012 Ozark II [Member]	Dec. 31, 2012 Ozark IV [Member]	Dec. 31, 2012 Ozark V [Member]
Subordinated Borrowing [Line Items]
Subordinated Debentures Owed to Trust	$ 64,950	$ 64,950	$ 14,434	$ 14,433	$ 15,464	$ 20,619
Trust Preferred Securities of the Trust	$ 63,000		$ 14,000	$ 14,000	$ 15,000	$ 20,000
Interest Rate			3.29%	3.26%	2.53%	1.99%
Final Maturity Date			Sep 25, 2033	Sep 29, 2033	Sep 28, 2034	Dec 15, 2036

Subordinated Debentures (Narrative) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Debentures [Member]	Dec. 31, 2012 Ozark IV [Member]	Dec. 31, 2012 Ozark IV [Member] Private Placement [Member]	Dec. 31, 2012 Ozark IV [Member] Securities [Member]	Dec. 31, 2012 Ozark IV [Member] Debentures [Member]	Dec. 31, 2012 Ozark V [Member]	Dec. 31, 2012 Ozark V [Member] Private Placement [Member]	Dec. 31, 2012 Ozark V [Member] Securities [Member]	Dec. 31, 2012 Ozark V [Member] Debentures [Member]	Dec. 31, 2012 Ozark II And Ozark III [Member]	Dec. 31, 2012 Ozark II And Ozark III [Member] Securities [Member]	Dec. 31, 2012 Ozark II And Ozark III [Member] Debentures [Member]	Dec. 31, 2012 Ozark III [Member]	Dec. 31, 2012 Ozark III [Member] Private Placement [Member]	Dec. 31, 2012 Ozark III [Member] Securities [Member]	Dec. 31, 2012 Ozark III [Member] Debentures [Member]	Dec. 31, 2012 Ozark II [Member]	Dec. 31, 2012 Ozark II [Member] Private Placement [Member]	Dec. 31, 2012 Ozark II [Member] Securities [Member]	Dec. 31, 2012 Ozark II [Member] Debentures [Member]
Subordinated Borrowing [Line Items]
Issuance, date					Sep 28, 2004				Sep 29, 2006							Sep 29, 2003				Sep 29, 2003
Trust preferred securities of the trusts	$ 63,000,000			$ 15,000,000				$ 20,000,000				$ 28,000,000			$ 14,000,000				$ 14,000,000
Interest rate, adjustable quarterly						90-day LIBOR plus 2.22%	90-day LIBOR plus 2.22%			90-day LIBOR plus 1.60%	90-day LIBOR plus 1.60%						90-day London Interbank Offered Rate ("LIBOR") plus 2.95%	90-day LIBOR plus 2.95%			90-day LIBOR plus 2.90%	90-day LIBOR plus 2.90%
LIBOR plus rate, percentage						2.22%	2.22%			1.60%	1.60%						2.95%	2.95%			2.90%	2.90%
Proceeds from sale of trust preferred securities				15,000,000				20,000,000
Trust common equity						400,000				600,000			900,000
Additional subordinated debentures issued by company							400,000				600,000			900,000
Subordinated debentures	64,950,000	64,950,000		15,464,000				20,619,000							14,434,000				14,433,000
Investment in the common equity issued by the trusts	$ 1,900,000	$ 1,900,000
Interest payment terms			Period not to exceed five consecutive years
Securities and debentures prepaid at par, prior to maturity on or after						September 28,2009	September 28,2009			December 15,2011	December 15,2011						September 25,2008					September 29,2008

Income Taxes (Summary of Components of Provision (Benefit) for Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Current, Federal	$ 37,254	$ 33,360	$ 15,696
Current, State	4,489	4,982	2,723
Total current	41,743	38,342	18,419
Deferred, Federal	(6,384)	10,230	6,895
Deferred, State	(1,424)	1,636	1,300
Total deferred	(7,808)	11,866	8,195
Provision for income taxes	$ 33,935	$ 50,208	$ 26,614

Income Taxes (Reconciliation Between Statutory Federal Income Tax Rate and Effective Income Tax Rate) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Line Items]
Statutory federal income tax rate	35.00%	35.00%	35.00%
Increase (decrease) in taxes resulting from, State income taxes, net of federal benefit	1.80%	2.80%	2.90%
Effect of tax-exempt interest income	(5.00%)	(3.80%)	(7.20%)
Effect of BOLI and other tax-exempt income	(0.80%)	(0.50%)	(0.80%)
Increase (decrease) in taxes resulting from, Other, net	(0.40%)	(0.40%)	(0.50%)
Effective income tax rate	30.60%	33.10%	29.40%

Income Taxes (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Income Taxes [Line Items]
Income tax benefits from the exercise of stock options recorded as an increase to additional paid-in capital	$ 1.5	$ 0.9	$ 0.5
Current income taxes payable included in other liabilities	$ 2.8	$ 15.4

Income Taxes (Types of Temporary Differences Between Tax Basis of Assets and Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Allowance for loan and lease losses	$ 14,939	$ 15,148
Stock-based compensation	1,831	1,435
Deferred compensation	1,767	1,429
Foreclosed assets	3,080	5,644
Gross deferred tax assets	21,617	23,656
Accelerated depreciation on premises and equipment	13,940	9,562
Investment securities AFS	6,959	6,020
Deferred gains on FDIC-assisted acquisitions	8,810	22,991
Other, net	799	950
Gross deferred tax liabilities	30,508	39,523
Net deferred tax assets (liabilities)	$ (8,891)	$ (15,867)

Employee Benefit Plans (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Employer matching Contribution	100.00%
Employer Matching Contribution as percentage of elective deferral	50.00%
Accrued future benefits payable under the SERP	$ 161,000	$ 148,000	$ 89,000
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of deferrals	3.00%
Percentage of elective deferral	5.00%
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of elective deferral	3.00%
401(k) Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Qualified retirement plan vesting period, years	6
Distributions from participant accounts are not permitted before age	65
Company contributions to the plan	900,000	800,000	600,000
Deferred Compensation Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions to the plan	122,000	123,000	117,000
Contribution to each participant's account percentage, maximum	6.00%
Plan assets, along with an equal amount of liabilities	4,200,000	3,500,000
Supplemental Executive Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Distributions from participant accounts are not permitted before age	70
Officer is entitled to receive equal monthly payments, months	180
Monthly [Member]
Defined Benefit Plan Disclosure [Line Items]
Payments to be made to officers under the SERP	32,197
Annually [Member]
Defined Benefit Plan Disclosure [Line Items]
Payments to be made to officers under the SERP	$ 386,360

Stock-Based Compensation (Narrative) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future grant	602,050
Share-based compensation arrangement by share-based payment award options exercisable intrinsic value per share	$ 0
Stock-based compensation expense for stock options included in non-interest expense	$ 1.1	$ 0.8	$ 0.6
Restricted stock plan permitting issuance of restricted stock units, shares	128,150	95,700	74,600
Weighted-average grant date fair value of restricted stock granted	$ 31.86	$ 23.69	$ 18.84
Nonqualified Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee options issued with a vesting period, years	3 years
Employee options expire after issuance, years	7
Non-employee director plan calls for options to purchase of common stock to be granted to each non-employee director the day after the annual stockholders' meeting, shares	1,000
Non-employee director elected or appointed for the first time as a director on a date other than an annual meeting shall be granted an option to purchase shares of common stock	1,000
Expiration period of options issued to non-employee director	10
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised during the period	4.4	2.2	1.4
Options to purchase shares, granted	268,550	235,200	221,800
Option granted during period with a weighted-average grant date fair value	$ 9.58	$ 7.3	$ 5.69
Total fair value of options to purchase shares of common stock, vested	0.5	0.7	0.7
Total unrecognized compensation expenses	2.9
Unrecognized compensation cost, weighted-average period, years	2 years 4 months 24 days
Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee options issued with a vesting period, years	3 years
Shares available for future grant	70,750
Stock-based compensation expense for stock options included in non-interest expense	1.6	0.8	0.2
Total unrecognized compensation expenses	$ 5.6
Unrecognized compensation cost, weighted-average period, years	2 years 6 months
Restricted stock plan permitting issuance of restricted stock units, shares	400,000

Stock-Based Compensation (Summary of Stock Option Activity) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Y		Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding - January 1, 2012, Options	991,100
Granted, Options	268,550
Exercised, Options	267,300		262,500	227,600
Forfeited, Options	(35,200)
Outstanding - December 31, 2012, Options	957,150		991,100
Fully vested and exercisable at December 31, 2012, Options	320,300
Expected to vest in future periods, Options	518,660
Fully vested and expected to vest at December 31, 2012, Options	838,960	[1]
Outstanding - January 1, 2012, Weighted-Average Exercise Price/Share	$ 17.45
Granted, Weighted-Average Exercise Price/Share	$ 31.79
Exercised, Weighted-Average Exercise Price/Share	$ 14.88
Forfeited, Weighted-Average Exercise Price/Share	$ 19.45
Outstanding - December 31, 2012, Weighted-Average Exercise Price/Share	$ 22.12		$ 17.45
Fully vested and exercisable at December 31, 2012, Weighted-Average Exercise Price/Share	$ 15.13
Fully vested and expected to vest at December 31, 2012, Weighted-Average Exercise Price/Share	$ 21.55	[1]
Outstanding - December 31, 2012, Weighted-Average Remaining Contractual Life (in years)	5 years
Fully vested and exercisable at December 31, 2012, Weighted-Average Remaining Contractual Life (in years)	3.2
Fully vested and expected to vest at December 31, 2012, Weighted-Average Remaining Contractual Life (in years)	4 years 10 months 24 days	[1]
Outstanding - December 31, 2012, Aggregate Intrinsic Value	$ 10,863	[2]
Fully vested and exercisable at December 31, 2012, Aggregate Intrinsic Value	5,875	[2]
Fully vested and expected to vest at December 31, 2012, Aggregate Intrinsic Value	$ 9,999	[1],[2]

[1]	At December 31, 2012 the Company estimates that options to purchase 118,190 shares of the Company's common stock will not vest and will be forfeited prior to their vesting date.
[2]	Based on closing price of $33.47 per share on December 31, 2012.

Stock-Based Compensation (Summary of Stock Option Activity) (Parenthetical) (Detail) (Stock Options [Member], USD $)	Dec. 31, 2012
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, closing price, per share	$ 33.47
Estimated number of common shares that could be forfeited before the vesting date	118,190

Stock-Based Compensation (Weighted Average Assumptions Used in Black Scholes Option Pricing Model) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Risk-free interest rate	0.71%	1.15%	1.22%
Expected dividend yield	1.87%	1.68%	1.69%
Expected stock volatility	40.60%	40.10%	39.00%
Expected life (years)	5 years	5 years	5 years

Stock-Based Compensation (Summary of Non-Vested Restricted Stock Activity) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding - January 1, 2012	201,900
Granted	128,150
Forfeited	(800)
Earned and issued	(34,000)
Outstanding - December 31, 2012	295,250
Weighted-average grant date fair value	$ 26.05

Commitments and Contingencies (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011
Contingencies And Commitments [Line Items]
Outstanding commitments to extend credit, excluding mortgage IRLCs	$ 769	$ 313
Commitments extend over varying periods of time, in years	1
Terms of the letters of credit, in years	1
Commitments To Extend Credit [Member]
Contingencies And Commitments [Line Items]
Maximum amount of future payments required to make under letter of credit	19.1	13.5
Collateralized commitments	$ 18.9	$ 13.2

Related Party Transactions (Summary of Activity of Loans to Related Parties) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans [Line Items]
Beginning Balance	$ 2,150	$ 3,374	$ 8,174
New loans and advances	19,778	16,978	9,258
Repayments	(19,447)	(18,202)	(13,648)
Change in composition of related parties	45		(410)
Ending Balance	$ 2,526	$ 2,150	$ 3,374

Related Party Transactions (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans [Line Items]
Installation contract work	$ 25,000	$ 40,000	$ 68,000
Commitments to extend credit to related party	$ 10,600,000	$ 9,200,000

Regulatory Matters (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Regulatory Authorities [Line Items]
Total capital to risk-weighted assets, Required For Capital Adequacy Purpose to risk-weighted assets, Ratio	8.00%	8.00%
Tier 1 capital to risk-weighted assets, Required For Capital Adequacy Purpose to risk-weighted assets, Ratio	4.00%	4.00%
Tier 1 leverage to average assets, Required For Capital Adequacy Purpose to risk-weighted assets, Ratio	3.00%	3.00%
Percentage of risk-weighted assets considered for total capital	1.25%
Commissioner's approval required to declare maximum percentage of dividend	75.00%
Percentage of retained earnings of immediately preceding year	75.00%
Amount available for payment of dividends by the Bank without the approval of regulatory authorities	$ 40.4	$ 68.4
Percentage of capital available as loan maximum	10.00%
Capital available as loan maximum	56	47
Minimum balances of cash or deposits with FRB	$ 10.1	$ 11.6

Regulatory Matters (Schedule of Actual and Required Regulatory Capital Amounts and Ratios of Company and Bank) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets), Actual, Amount	$ 585,874	$ 499,055
Total capital (to risk-weighted assets), Actual, Ratio	19.36%	18.93%
Total capital (to risk-weighted assets), Required, For Capital Adequacy Purpose, Amount	242,120	210,950
Total capital (to risk-weighted assets), Required For Capital Adequacy Purpose to risk-weighted assets, Ratio	8.00%	8.00%
Total capital (to risk-weighted assets), Required, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	302,650	263,688
Total capital (to risk-weighted assets), Required, To Be Well Capitalized Under Prompt Corrective Action Provisions to risk-weighted assets, Ratio	10.00%	10.00%
Tier 1 capital (to risk-weighted assets), Actual, Amount	548,054	466,017
Tier 1 capital (to risk-weighted assets), Actual, Ratio	18.11%	17.67%
Tier 1 capital (to risk-weighted assets), Required, For Capital Adequacy Purpose, Amount	121,060	105,475
Tier 1 capital (to risk-weighted assets), Required, For Capital Adequacy Purpose, Ratio	4.00%	4.00%
Tier 1 capital (to risk-weighted assets), Required, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	181,590	158,213
Tier 1 capital (to risk-weighted assets), Required, To Be Well Capitalized Under Prompt Corrective Action Provisions to risk-weighted assets, Ratio	6.00%	6.00%
Tier 1 leverage (to average assets), Actual Amount	548,054	466,017
Tier 1 leverage (to average assets), Actual Ratio	14.40%	12.06%
Tier 1 leverage (to average assets), Required For Capital Adequacy Purpose, Amount	114,199	115,934
Tier 1 leverage (to average assets), Required, For Capital Adequacy Purpose, Ratio	3.00%	3.00%
Tier 1 leverage (to average assets), Required, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	190,332	193,223
Tier 1 leverage (to average assets), Required, To Be Well Capitalized Under Prompt Corrective Action Provisions to risk-weighted assets, Ratio	5.00%	5.00%
Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets), Actual, Amount	573,926	478,690
Total capital (to risk-weighted assets), Actual, Ratio	18.95%	18.23%
Total capital (to risk-weighted assets), Required, For Capital Adequacy Purpose, Amount	242,263	210,068
Total capital (to risk-weighted assets), Required For Capital Adequacy Purpose to risk-weighted assets, Ratio	8.00%	8.00%
Total capital (to risk-weighted assets), Required, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	302,829	262,585
Total capital (to risk-weighted assets), Required, To Be Well Capitalized Under Prompt Corrective Action Provisions to risk-weighted assets, Ratio	10.00%	10.00%
Tier 1 capital (to risk-weighted assets), Actual, Amount	536,084	445,789
Tier 1 capital (to risk-weighted assets), Actual, Ratio	17.70%	16.98%
Tier 1 capital (to risk-weighted assets), Required, For Capital Adequacy Purpose, Amount	121,132	105,034
Tier 1 capital (to risk-weighted assets), Required, For Capital Adequacy Purpose, Ratio	4.00%	4.00%
Tier 1 capital (to risk-weighted assets), Required, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	181,697	157,551
Tier 1 capital (to risk-weighted assets), Required, To Be Well Capitalized Under Prompt Corrective Action Provisions to risk-weighted assets, Ratio	6.00%	6.00%
Tier 1 leverage (to average assets), Actual Amount	536,084	445,789
Tier 1 leverage (to average assets), Actual Ratio	14.13%	11.58%
Tier 1 leverage (to average assets), Required For Capital Adequacy Purpose, Amount	113,812	115,508
Tier 1 leverage (to average assets), Required, For Capital Adequacy Purpose, Ratio	3.00%	3.00%
Tier 1 leverage (to average assets), Required, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 189,687	$ 192,514
Tier 1 leverage (to average assets), Required, To Be Well Capitalized Under Prompt Corrective Action Provisions to risk-weighted assets, Ratio	5.00%	5.00%

Fair Value Measurements (Assets and Liabilities at Fair Value) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities AFS	$ 494,266		$ 438,910
Total investment securities AFS	480,577	[1]	421,082	[1]
Impaired non-covered loans and leases	6,664		10,519
Impaired covered loans	38,463		1,854
Foreclosed assets not covered by FDIC loss share agreements	13,924		31,762		42,216	61,148
Foreclosed assets covered by FDIC loss share agreements	52,951		72,907		31,145
Total assets at fair value	592,579		538,124
Obligations Of State And Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities AFS	361,517	[1]	373,047	[1]
U.S. Government Agency Residential Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities AFS	118,284	[1]	48,035	[1]
Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities AFS	776	[1]
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investment securities AFS		[1]		[1]
Impaired non-covered loans and leases
Impaired covered loans
Foreclosed assets not covered by FDIC loss share agreements
Foreclosed assets covered by FDIC loss share agreements
Total assets at fair value
Level 1 [Member] | Obligations Of State And Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities AFS		[1]		[1]
Level 1 [Member] | U.S. Government Agency Residential Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities AFS		[1]		[1]
Level 1 [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities AFS		[1]
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investment securities AFS	376,405	[1]	396,890	[1]
Total assets at fair value	376,405		396,890
Level 2 [Member] | Obligations Of State And Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities AFS	257,345	[1]	348,855	[1]
Level 2 [Member] | U.S. Government Agency Residential Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities AFS	118,284	[1]	48,035	[1]
Level 2 [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities AFS	776	[1]
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total investment securities AFS	104,172	[1]	24,192	[1]
Impaired non-covered loans and leases	6,664		10,519
Impaired covered loans	38,463		1,854
Foreclosed assets not covered by FDIC loss share agreements	13,924		31,762
Foreclosed assets covered by FDIC loss share agreements	52,951		72,907
Total assets at fair value	216,174		141,234
Level 3 [Member] | Obligations Of State And Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities AFS	$ 104,172	[1]	$ 24,192	[1]

[1]	Does not include $13.7 million at December 31, 2012 and $17.8 million at December 31, 2011 of shares of FHLB-Dallas, FHLB-Atlanta and FNBB stock that do not have readily determinable fair values and are carried at cost.

Fair Value Measurements (Assets and Liabilities at Fair Value) (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments carried at cost	$ 13.7	$ 17.8

Fair Value Measurements (Schedule of Information Related to Level 3 Non-Recurring Fair Value Measurements) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value Measurements Disclosure [Line Items]
Impaired non-covered loans and leases	$ 6,664	$ 10,519
Impaired covered loans	38,463	1,854
Foreclosed assets not covered by FDIC loss share agreements	13,924	31,762	42,216	61,148
Foreclosed assets covered by FDIC loss share agreements	52,951	72,907	31,145
Level 3 [Member]
Fair Value Measurements Disclosure [Line Items]
Impaired non-covered loans and leases	6,664	10,519
Impaired covered loans	38,463	1,854
Foreclosed assets not covered by FDIC loss share agreements	13,924	31,762
Foreclosed assets covered by FDIC loss share agreements	$ 52,951	$ 72,907

Fair Value Measurements (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Acquisition of investment securities	$ 87,600,000
Fair value of private placement bonds	23,100,000	24,200,000
Third party pricing for private placement bonds	23,800,000	24,500,000
Matrix pricing or par value of private placement bonds, amount exceeded	700,000	300,000
Lower of the matrix price or par value of private placement bonds	23,100,000	24,200,000
Impaired financing receivable recorded investment reduction to estimated fair value	7,100,000	9,900,000
Estimated fair value of impaired loans and leases	6,700,000	10,500,000
Partial charge-offs to reduce carrying value of impaired loans and leases to estimated fair value	5,600,000	8,100,000
Specific loan and lease allocations to reduce carrying value of impaired loans and leases to estimated fair value	1,500,000	1,800,000
Partial charge-offs, net of adjustments to the FDIC loss share receivable and the FDIC clawback payable	6,200,000	300,000
Provision for loans and lease losses to cover charge-offs	6,200,000	300,000
Impaired covered loans	38,463,000	1,854,000
Discount rate of covered other real estate, minimum	8.00%
Discount rate of covered other real estate, maximum	9.50%
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range of Discount factors	0.50%
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range of Discount factors	3.18%
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Acquisition of investment securities	81,100,000
Impaired covered loans	38,463,000	1,854,000
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Acquisition of investment securities	$ 6,500,000

Fair Value Measurements (Assets Measured at Fair Value on Recurring Basis Utilizing Level 3 Inputs) (Detail) (Investment Securities AFS [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investment Securities AFS [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, Asset	$ 24,192	$ 20,036
Total realized gains (losses) included in earnings, Asset		(44)
Total unrealized gains/(losses) included in other comprehensive income	359	82
Purchases		4,500
Paydowns	(1,150)	(1,112)
Sales	(350)
Acquired in Genala acquisition	81,121
Transfers in and/or out of Level 3, Asset		730
Ending Balance, Asset	$ 104,172	$ 24,192

Fair Value of Financial Instruments (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments in bank stock	$ 13.7	$ 17.8

Fair Value of Financial Instruments (Estimated Fair Values of Financial Instruments) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Investment securities AFS	$ 494,266	$ 438,910
Time deposits	780,849	918,256
Other borrowings	280,763	301,847
Carrying Amount [Member] | Level 1 [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Cash and cash equivalents	207,967	58,927
Demand, savings and money market account deposits	2,320,206	2,025,663
Repurchase agreements with customers	29,550	32,810
Carrying Amount [Member] | Level 2 And 3 [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Investment securities AFS	494,266	438,910
Carrying Amount [Member] | Level 3 [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Loans and leases, net of ALLL	2,714,869	2,653,035
FDIC loss share receivable	152,198	279,045
Carrying Amount [Member] | Level 2 [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Time deposits	780,849	918,256
Other borrowings	280,763	301,847
Subordinated debentures	64,950	64,950
Estimated Fair Value [Member] | Level 1 [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Cash and cash equivalents	207,967	58,927
Demand, savings and money market account deposits	2,320,206	2,025,663
Repurchase agreements with customers	29,550	32,810
Estimated Fair Value [Member] | Level 2 And 3 [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Investment securities AFS	494,266	438,910
Estimated Fair Value [Member] | Level 3 [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Loans and leases, net of ALLL	2,683,896	2,636,254
FDIC loss share receivable	152,565	279,226
Estimated Fair Value [Member] | Level 2 [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Time deposits	781,784	925,754
Other borrowings	328,881	361,373
Subordinated debentures	$ 30,523	$ 30,663

Supplemental Cash Flow Information (Schedule of Supplemental Cash Flow Information) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Supplemental Cash Flow [Line Items]
Interest	$ 22,540	$ 32,202	$ 35,476
Taxes	49,888	18,448	13,879
Real Estate Owned, Transfer to Real Estate Owned	9,047	10,676	17,095
Loans advanced for sales of foreclosed assets not covered by FDIC loss share agreements	12,710	675	9,755
Covered loans transferred to covered foreclosed assets	33,020	29,014	5,354
Net change in unrealized gains and losses on investment securities AFS	2,395	15,622	(10,201)
Unsettled AFS investment security purchases	$ 2,513

Other Operating Expenses (Summary of Other Operating Expenses) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Operating Other Cost and Expense [Line Items]
Total other operating expenses, by type	$ 39,641	$ 51,564	$ 36,640
Postage and supplies [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other operating expenses, by type	3,195	3,091	1,981
Telephone and data lines [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other operating expenses, by type	3,374	3,049	2,110
Advertising and public relations [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other operating expenses, by type	4,089	3,571	2,076
Professional and outside services [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other operating expenses, by type	4,401	4,822	3,024
ATM expense [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other operating expenses, by type	871	1,022	881
Software expense [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other operating expenses, by type	3,265	3,082	2,657
Travel and meals [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other operating expenses, by type	2,705	3,488	1,726
FDIC Insurance [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other operating expenses, by type	1,505	2,155	3,238
FDIC and state assessments [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other operating expenses, by type	703	719	678
Loan collection and repossession expense [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other operating expenses, by type	6,135	7,873	4,001
Writedowns of foreclosed assets not covered by FDIC loss share agreements [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other operating expenses, by type	1,713	9,525	8,960
Amortization of intangible assets [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other operating expenses, by type	2,037	1,677	431
Other [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other operating expenses, by type	$ 5,648	$ 7,490	$ 4,877

Earnings Per Common Share ("EPS") (Schedule of Calculation of Numerator and Denominator in Basic and Diluted Earnings Per Share) (Detail) (USD $)
In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Calculation Of Numerator And Denominator In Earnings Per Share [Line Items]
Distributed earnings allocated to common stockholders	$ 17,293	$ 12,661	$ 10,170
Undistributed earnings allocated to common stockholders	59,751	88,660	53,831
Net income available to common stockholders	$ 77,044	$ 101,321	$ 64,001
Denominator for basic EPS - weighted-average common shares	34,637	34,260	33,938
Effect of dilutive securities - stock options	251	222	152
Denominator for diluted EPS - weighted-average common shares and assumed conversions	34,888	34,482	34,090
Basic EPS	$ 2.22	$ 2.96	$ 1.89
Diluted EPS	$ 2.21	$ 2.94	$ 1.88

Earnings Per Common Share ("EPS") (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options to purchase shares of the Company's common stock	257,350	213,400	196,300
Weighted-average exercise price, per share	$ 31.86	$ 23.69	$ 18.84

Litigation Matters (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Apr. 08, 2011 acre
Litigation And Other Contingencies [Line Items]
Purchase of real estate, approximate acres		60
Actual damages	$ 15,962,677
Exemplary damages	$ 31,925,354

Subsequent Event (Narrative) (Detail) (First National Bank [Member], USD $)	1 Months Ended	12 Months Ended
	Jan. 24, 2013	Dec. 31, 2012
Subsequent Event [Line Items]
Total transaction value	67,800,000
Purchase of real property from party	3,800,000
Total assets acquired	854,000,000
Value of Company shares paid to First National Bank shareholders		32,600,000
Number of days for calculation of average closing stock price		10 days
Minimum [Member]
Subsequent Event [Line Items]
Percentage of First National Bank shareholders receiving shares of the Company's common stock	51.00%
Average closing stock price		$ 27
Maximum [Member]
Subsequent Event [Line Items]
Average closing stock price		$ 44.2
Scenario, Actual [Member]
Subsequent Event [Line Items]
Total transaction value	64,000,000

Parent Company Financial Information (Schedule of Condensed Balance Sheets of Parent Company) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets:
Cash	$ 207,967	$ 58,927	$ 49,029	$ 78,294
Excess cost over fair value of net assets acquired	5,200	5,200
Other, net	29,404	33,379
Total assets	4,040,207	3,841,651
Liabilities and Stockholders' Equity:
Income taxes payable	2,800	15,400
Subordinated debentures	64,950	64,950
Total liabilities	3,529,101	3,413,678
Stockholders' equity:
Common stock	353	345
Additional paid-in capital	73,043	51,145
Retained earnings	423,485	363,734
Accumulated other comprehensive income (loss)	10,783	9,327
Total stockholders' equity	511,106	427,973	323,770	272,470
Total liabilities and stockholders' equity	4,040,207	3,841,651
Parent Company [Member]
Assets:
Cash	11,230	11,307	6,570	8,437
Investment in consolidated bank subsidiary	557,601	466,232
Investment in unconsolidated Trusts	1,950	1,950
Loans		8,768
Excess cost over fair value of net assets acquired	1,092	1,092
Other, net	1,916	1,612
Total assets	573,789	490,961
Liabilities and Stockholders' Equity:
Accounts payable	27	115
Accrued interest payable	171	297
Income taxes payable	977	1,048
Subordinated debentures	64,950	64,950
Total liabilities	66,125	66,410
Stockholders' equity:
Common stock	353	345
Additional paid-in capital	73,043	51,145
Retained earnings	423,485	363,734
Accumulated other comprehensive income (loss)	10,783	9,327
Total stockholders' equity	507,664	424,551
Total liabilities and stockholders' equity	$ 573,789	$ 490,961

Parent Company Financial Information (Schedule of Condensed Statements of Income of Parent Company) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Total interest income	$ 195,946	$ 199,169	$ 157,972
Interest expense:
Other operating expenses	39,641	51,564	36,640
Income before taxes	110,999	151,511	90,538
Income tax benefit	(33,935)	(50,208)	(26,614)
Net income	77,064	101,303	63,924
Parent Company [Member]
Interest income:
Dividends from Bank	26,750	12,300	13,200
Dividends from Trusts	55	52	53
Interest	437	1,145	1,152
Other	8
Total interest income	27,250	13,497	14,405
Interest expense:
Interest	1,848	1,740	1,764
Other operating expenses	5,016	3,447	2,853
Total expenses	6,864	5,187	4,617
Income before taxes	20,386	8,310	9,788
Income tax benefit	2,818	1,792	1,527
Equity in undistributed earnings of Bank	53,840	91,219	52,686
Net income	$ 77,044	$ 101,321	$ 64,001

Parent Company Financial Information (Schedule of Condensed Statements of Cash Flows of Parent Company) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 77,064	$ 101,303	$ 63,924
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income tax expense (benefit)	(7,808)	11,866	8,195
Stock-based compensation expense	2,607	1,528	833
Current tax benefit on exercise of stock options	(1,538)	(870)	(535)
Changes in other assets and other liabilities	3,792	13,637	6,519
Net cash (used) provided by operating activities	(15,444)	21,320	40,900
Cash flows from investing activities:
Net paydowns (fundings) of portfolio loans	(216,328)	(27,216)	38,195
Proceeds from sales of investment securities AFS	43,177	94,676	255,232
Net cash provided by investing activities	187,342	792,278	492,100
Cash flows from financing activities:
Proceeds from exercise of stock options	3,979	4,032	2,825
Tax benefits on exercise of stock options and vesting of common stock under restricted stock plan	1,538	870	535
Repurchase of common stock under restricted stock plan	(341)
Cash dividends paid on common stock	(17,293)	(12,661)	(10,170)
Net cash used by financing activities	(22,858)	(803,700)	(562,265)
Net increase (decrease) in cash and cash equivalents	149,040	9,898	(29,265)
Cash and cash equivalents - beginning of year	58,927	49,029	78,294
Cash and cash equivalents - end of year	207,967	58,927	49,029
Parent Company [Member]
Cash flows from operating activities:
Net income	77,044	101,321	64,001
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of Bank	(53,840)	(91,219)	(52,686)
Loss on sale of investment securities AFS			130
Deferred income tax expense (benefit)	(396)	(177)	169
Stock-based compensation expense	2,607	1,528	834
Current tax benefit on exercise of stock options	(1,538)	(870)	(535)
Changes in other assets and other liabilities	1,319	2,445	(831)
Net cash (used) provided by operating activities	25,196	13,028	11,082
Cash flows from investing activities:
Net paydowns (fundings) of portfolio loans	67	(532)	531
Proceeds from sales of investment securities AFS			330
Equity contributed to Bank			(7,000)
Cash paid in merger and acquisition transactions, net of cash required	(13,223)
Net cash provided by investing activities	(13,156)	(532)	(6,139)
Cash flows from financing activities:
Proceeds from exercise of stock options	3,979	4,032	2,825
Tax benefits on exercise of stock options and vesting of common stock under restricted stock plan	1,538	870	535
Repurchase of common stock under restricted stock plan	(341)
Cash dividends paid on common stock	(17,293)	(12,661)	(10,170)
Net cash used by financing activities	(12,117)	(7,759)	(6,810)
Net increase (decrease) in cash and cash equivalents	(77)	4,737	(1,867)
Cash and cash equivalents - beginning of year	11,307	6,570	8,437
Cash and cash equivalents - end of year	$ 11,230	$ 11,307	$ 6,570